Securities Act Registration No. 333-00227
Investment Company Act Reg. No. 811-07493

SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549
__________________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 19	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 20 ☒ (Check appropriate box or boxes.) ___________________________________

THE HENNESSY FUNDS, INC. (Exact Name of Registrant as Specified in Charter)

7250 Redwood Blvd. Suite 200
Novato, CA	94945
(Address of Principal Executive Offices)	(Zip Code)

(800) 966-4354 (Registrant’s Telephone Number, including Area Code)

Neil J. Hennessy	Copy to:
Hennessy Advisors, Inc.	Richard L. Teigen
7250 Redwood Blvd.	Foley & Lardner LLP
Suite 200	777 East Wisconsin Avenue
Novato, CA 94945	Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☒           immediately upon filing pursuant to paragraph (b)
☐           on (date) pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a) (1)
☐           on (dated) pursuant to paragraph (a) (1)
☐           75 days after filing pursuant to paragraph (a) (2)
☐           on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

HENNESSY FUNDS

PROSPECTUS & OVERVIEW
CORNERSTONE SERIES OF FUNDS

FEBRUARY 28, 2011

ORIGINAL CLASS SHARES

Hennessy Cornerstone Growth Fund (HFCGX)

Hennessy Cornerstone Growth Fund, Series II (HENLX)

Hennessy Focus 30 Fund (HFTFX)

Hennessy Cornerstone Large Growth Fund (HFLGX)

Hennessy Cornerstone Value Fund (HFCVX)

Hennessy Total Return Fund (HDOGX)

Hennessy Balanced Fund (HBFBX)

The Hennessy Cornerstone Series of Funds employ a consistent and repeatable investment process, utilizing time-tested, purely quantitative stock selection formulas.

1-800-966-4354     •     www.hennessyfunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds or determined if this Prospectus is accurate or complete.
Any representation to the contrary is a criminal offense.

Hennessy Funds Prospectus
Cornerstone Series –
Original Class Shares

CONTENTS

Summary Information:
Hennessy Cornerstone Growth Fund	1
Hennessy Cornerstone Growth Fund, Series II	4
Hennessy Focus 30 Fund	7
Hennessy Cornerstone Large Growth Fund	10
Hennessy Cornerstone Value Fund	12
Hennessy Total Return Fund	15
Hennessy Balanced Fund	18
Important Additional Fund Information	21
Additional Investment Information	22
Historical Performance	23
Management of the Funds	26
Shareholder Information
Pricing of Fund Shares	27
Account Minimum Investments	27
Market Timing Policy	27
Telephone Privileges	28
How to Purchase Shares	28
Automatic Investment Plan	29
Retirement Plans	30
How to Sell Shares	30
How to Exchange Shares	31
Systematic Cash Withdrawal Program	32
Dividends, Distributions and Taxes	32
Householding	33
Electronic Delivery	33
Financial Highlights	34

An investment in a Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Fund prices will fluctuate and it is possible to lose money.

(800) 966-4354

HENNESSY CORNERSTONE GROWTH FUND
ORIGINAL CLASS SHARES

Investment Objective

The Hennessy Cornerstone Growth Fund seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Original Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)		None
Redemption fee		None
Exchange fee		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%
Distribution and Service (12b-1) Fees		None
Other Expenses		0.60%
Shareholder Servicing	0.10%
All remaining Other Expenses	0. 50%
Total Annual Fund Operating Expenses		1.3 4%

EXAMPLE
This Example is intended to help you compare the cost of investing in Original Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$137	$426	$737	$1,618

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 10 3 % of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in growth-oriented common stocks by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Growth Strategy® (the “Growth Strategy”). The Growth Strategy has historically selected small cap companies, but may also select mid and large cap companies. From a universe of stocks with market capitalization exceeding $175 million, the Cornerstone Growth Strategy selects the 50 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1)
Price-to-sales ratio below 1.5
This value criterion helps to uncover relative bargains. The Growth Strategy uses sales as its guide because sales figures are more difficult for companies to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

2)
Annual earnings that are higher than the previous year
While we have found that sales may be the best indicator of a company’s value, the Growth Strategy considers improved earnings to be a key indicator of a company’s financial strength.

3)
Positive stock price appreciation, or relative strength, over the past three and six-month periods
Historically, relative strength has been one of the most influential variables in predicting which stocks will outperform the market.

The Fund purchases 50 stocks as dictated by the Cornerstone Growth Strategy, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each.

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Using the Growth Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Growth Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting. The re-screening and rebalance period for the Fund is different than the re-screening and rebalance period for the Hennessy Cornerstone Growth Fund, Series II in an effort to create as different a portfolio of stocks as possible.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Cornerstone Growth Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to the Growth Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Growth Strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Small and Medium Sized Companies Risk: The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk: The Fund invests in ADR s , which are foreign securities traded on U.S. exchanges. There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Performance Information

The following performance information provides some indication of the risks of investing in the Hennessy Cornerstone Growth Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of benchmark indices. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 18.30% for the quarter ended December 31, 2004 and the lowest quarterly return was -22.36% for the quarter ended December 31, 2008.

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Performance Information (cont.)

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2010 )

	One	Five	Ten
	Year	Year	Year
Hennessy Cornerstone
Growth Fund

Return before taxes	11.50%	-5.64%	4.29%

Return after taxes
on distributions	11.50%	-6.43%	3.16%

Return after taxes
on distributions and
sale of Fund shares	7.48%	-4.43%	3.76%

Russell 2000 Index
(reflects no deduction for
fees, expenses or taxes)	26.85%	4.47%	6.33%

S&P 500
(reflects no deduction for
fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The Russell 2000 is a widely recognized, unmanaged index of small-cap stocks.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Chief Investment Officer to the Fund, and has been the President and a Director of the Manager, a registered investment advisor, since its organization in 1989. Mr. Peery is Vice President, Co-Portfolio Manager of the Fund and has been employed by the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 21 of this Prospectus.

WWW.HENNSSYFUNDS.COM
FORMULAS FOR SMART INVESTING

3

HENNESSY CORNERSTONE GROWTH FUND, SERIES II
ORIGINAL CLASS SHARES

Investment Objective

The Hennessy Cornerstone Growth Fund, Series II seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Original Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)		None
Redemption fee		None
Exchange fee		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%
Distribution and Service (12b-1) Fees		None
Other Expenses		0.88%
Shareholder Servicing	0.10%
All remaining Other Expenses	0. 78%
Total Annual Fund Operating Expenses		1. 62%

EXAMPLE
This Example is intended to help you compare the cost of investing in Original Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$165	$511	$882	$1,923

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 95 % of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in growth-oriented common stocks by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Growth Strategy®. The Growth Strategy has historically selected small-cap companies, but may also select mid and large cap companies. From a universe of stocks with market capitalization exceeding $175 million, the Cornerstone Growth Strategy selects the 50 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1)
Price-to-sales ratio below 1.5
This value criterion helps to uncover relative bargains. The Growth Strategy uses sales as its guide because sales figures are more difficult for companies to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

2)
Annual earnings that are higher than the previous year
While we have found that sales may be the best indicator of a company’s value, the Growth Strategy considers improved earnings to be a key indicator of a company’s financial strength.

3)
Positive stock price appreciation, or relative strength, over the past three and six-month periods
Historically, relative strength has been one of the most influential variables in predicting which stocks will outperform the market.

The Fund purchases 50 stocks as dictated by the Cornerstone Growth Strategy, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Growth Strategy, the universe of stocks is re-

(800) 966-4354

4

screened and the portfolio is rebalanced annually, generally in the summer. Stocks meeting the Growth Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting. The re-screening and rebalance period for the Fund is different than the re-screening and rebalance period of the Hennessy Cornerstone Growth Fund in an effort to create as different a portfolio of stocks as possible.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Cornerstone Growth Fund, Series II include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to the Growth Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Growth Strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Small and Medium Sized Companies Risk: The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk: The Fund invests in ADR s , which are foreign securities traded on U.S. exchanges. There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Performance Information

The following performance information provides some indication of the risks of investing in the Hennessy Cornerstone Growth Fund, Series II by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of benchmark indices. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 25.41% for the quarter ended June 30, 2009 and the lowest quarterly return was -27.70% for the quarter ended December 31, 2008.

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Performance Information (cont.)

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2010 )

			Since
	One	Five	Inception
	Year	Year	(7/1/05)
Hennessy Cornerstone
Growth Fund, Series II

Return before taxes	27.13%	-6.26%	-4.64%

Return after taxes
on distributions	27.13%	-7.22%	-6.07%

Return after taxes on
distributions and sale
of Fund shares	17.64%	-5.20%	-4.02%

Russell 2000 Growth
(reflects no deduction for
fees, expenses or taxes)	29.09%	5.30%	6.20%

S&P 500
(reflects no deduction for
fees, expenses or taxes)	15.06%	2.29%	3.07%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The Russell 2000 Growth is a widely recognized, unmanaged index of small-cap growth stocks.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Chief Investment Officer to the Fund, and has been the President and a Director of the Manager, a registered investment advisor, since its organization in 1989. Mr. Peery is Vice President, Co-Portfolio Manager of the Fund and has been employed by the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 21 of this Prospectus.

(800) 966-4354

6

HENNESSY FOCUS 30 FUND
ORIGINAL CLASS SHARES

Investment Objective

The Hennessy Focus 30 Fund seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Original Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)		None
Redemption fee		None
Exchange fee		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%
Distribution and Service (12b-1) Fees		None
Other Expenses		0.66%	1
Shareholder Servicing	0.10%
All Remaining Other Expenses	0. 56%
Total Annual Fund Operating Expenses		1. 40%

1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in Original Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$142	$44 2	$76 4	$1, 675

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 87 % of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in mid-cap growth-oriented stocks by utilizing a highly disciplined, purely quantitative formula known as the Focus 30 Formula® (the “Formula”). The Formula selects companies which have between $1 billion and $10 billion in market value, and excludes American Depositary Receipts, or “ADRs”. The Focus 30 Formula selects the 30 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1)
Price-to-sales ratio below 1.5
This value criterion helps to uncover relative bargains. The Formula uses sales as its guide because sales figures are more difficult for companies to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

2)
Annual earnings that are higher than the previous year
While we have found that sales may be the best indicator of a company’s value, the Formula considers improved earnings to be a key indicator of a company’s financial strength.

3)
Positive stock price appreciation, or relative strength, over the past three and six-month periods.
Historically, relative strength has been one of the most influential variables in predicting which stocks will outperform the market.

The Fund purchases 30 stocks as dictated by the Focus 30 Formula, weighted equally by dollar amount, with 3.33% of the portfolio’s assets invested in each. Using the Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the fall. Stocks meeting the Formula’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 3.33% weighting.

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Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Focus 30 Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to the Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Formula, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Small and Medium Sized Companies Risk: The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Performance Information

The following performance information provides some indication of the risks of investing in the Hennessy Focus 30 Fund by showing its performance from year to year and how the Fund’s average annual returns compare with those of benchmark indices. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 17.97% for the quarter ended March 31, 2006 and the lowest quarterly return was -22.59% for the quarter ended September 30, 2008.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2010 )

			Since
	One	Five	Inception
	Year	Year	(9/17/03)
Hennessy Focus 30 Fund

Return before taxes	27.26%	4.85%	10.26%

Return after taxes
on distributions	27.26%	4.33%	9.60%

Return after taxes on
distributions and sale
of Fund shares	17.72%	4.13%	8.97%

S&P Midcap 400
(reflects no deduction for
fees, expenses or taxes)	26.64%	5.73%	9.26%

S&P 500
(reflects no deduction for
fees, expenses or taxes)	15.06%	2.29%	4.92%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The S&P Midcap 400 Index is a widely recognized, unmanaged index of mid-cap stocks.

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Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Chief Investment Officer to the Fund, and has been the President and a Director of the Manager, a registered investment advisor, since its organization in 1989. Mr. Peery is Vice President, Co-Portfolio Manager of the Fund and has been employed by the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 21 of this Prospectus.

WWW.HENNSSYFUNDS.COM
FORMULAS FOR SMART INVESTING

9

HENNESSY CORNERSTONE LARGE GROWTH FUND
ORIGINAL CLASS SHARES

Investment Objective

The Hennessy Cornerstone Large Growth Fund seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Original Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)		None
Redemption fee		None
Exchange fee		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%
Distribution and Service (12b-1) Fees		None
Other Expenses		0.56%
Shareholder Servicing Fee	0.10%
All remaining Other Expenses	0.46%
Total Annual Fund Operating Expenses		1.30%

EXAMPLE
This Example is intended to help you compare the cost of investing in Original Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$13 3	$41 4	$71 5	$1,5 73

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.   During the most recent fiscal year, the Fund’s portfolio turnover rate was 83 % of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in growth-oriented common stocks of larger companies by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Large Growth Formula (the “Large Growth Formula”). The Large Growth Formula excludes American Depositary Receipts, or ADRs. The Large Growth Formula selects the 50 common stocks that meet the following criteria, in order:

1)	Market capitalization that exceeds the average of the Database

2)	Price-to-cash flow ratio less than the median of the Database This value criterion helps to uncover relative bargains among large companies.

3)	Positive total capital

4)	Highest one-year return on total capital Return on total capital is a good measurement of how well a company is utilizing its limited resources to maximize growth.

The Fund purchases 50 stocks as dictated by the Large Growth Formula, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each.  Using the Large Growth Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter.  Stocks meeting the Large Growth Formula’s criteria not currently in the portfolio will be purchased, and stocks that no longer meet the criteria will be sold.  Holdings of all stocks in the Fund that continue to meet the criteria will be appropriately increased or decreased to result in an equal 2% weighting.

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10

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Cornerstone Large Growth Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to the Large Growth Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Large Growth Formula, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Medium Sized Company Risk: The Fund may invest in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Performance Information

The following performance information provides some indication of the risks of investing in the Hennessy Cornerstone Large Growth Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of benchmark indices.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 11.76% for the quarter ended September 30, 2010 and the lowest quarterly return was -6.38% for the quarter ended June 30, 2010.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2010)

		Since
		Inception
	One Year	(3/20/09)
Hennessy Cornerstone
Large Growth Fund

Return before taxes	18.85%	39.77%

Return after taxes
on distributions	18.69%	39.61%

Return after taxes on
distributions and sale
of Fund shares	12.47%	34.40%

Russell 1000 Index
(reflects no deduction for
fees, expenses or taxes)	16.10%	35.99%

S&P 500
(reflects no deduction for
fees, expenses or taxes)	15.06%	34.58%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The Russell 1000 is a widely recognized, unmanaged index of the 1,000 largest stocks, based on capitalization.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Chief Investment Officer to the Fund, and has been the President and a Director of the Manager, a registered investment advisor, since its organization in 1989. Mr. Peery is Vice President, Co-Portfolio Manager of the Fund and has been employed by the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 21 of this Prospectus.

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11

HENNESSY CORNERSTONE VALUE FUND
ORIGINAL CLASS SHARES

Investment Objective

The Hennessy Cornerstone Value Fund seeks total return, consisting of capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Original Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)		None
Redemption fee		None
Exchange fee		None
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%
Distribution and Service (12b-1) Fees		None
Other Expenses		0.56%	1
Shareholder Servicing	0.10%
All remaining Other Expenses	0. 46%
Total Annual Fund Operating Expenses		1. 30%

1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in Original Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$132	$411	$711	$1,563

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 91 % of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in larger, dividend-paying companies by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Value Strategy® (the “Value Strategy”). The Value Strategy involves the identification of a universe of larger, widely-held companies with strong sales and cash flow known as the Market Leaders Universe™ (“Market Leaders”). From the universe of Market Leaders, the Cornerstone Value Strategy selects the 50 common stocks with the highest dividend yield as of the date of purchase that also meet the following criteria:

1)	Market capitalization that exceeds the average of the Database

2)	Number of shares outstanding that exceeds the average of the Database

3)	12-month sales that are 50% greater than the average of the Database

4)	Cash flow that exceeds the average of the Database

The Fund purchases 50 stocks as dictated by the Cornerstone Value Strategy, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Value Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Value Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

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Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Cornerstone Value Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to the Value Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Value Strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Medium Sized Companies Risk: The Fund may invest in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Foreign Securities Risk: The Fund invests in ADR s , which are foreign securities traded on U.S. exchanges. There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Performance Information

The following performance information provides some indication of the risks of investing in the Hennessy Cornerstone Value Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of benchmark indices. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 28.59% for the quarter ended September 30, 2009 and the lowest quarterly return was -22.40% for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2010 )

	One	Five	Ten
	Year	Year	Year
Hennessy Cornerstone
Value Fund

Return before taxes	12.51%	2.28%	3.89%

Return after taxes
on distributions	12.01%	1.79%	3.37%

Return after taxes
on distributions and
sale of Fund shares	8.79%	1.89%	3.21%

Russell 1000 Value
(reflects no deduction for
fees, expenses or taxes)	15.51%	1.28%	3.26%

S&P 500
(reflects no deduction for
fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The Russell 1000 Value is a widely recognized, unmanaged index of large-cap value stocks.

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13

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Chief Investment Officer to the Fund, and has been the President and a Director of the Manager, a registered investment advisor, since its organization in 1989. Mr. Peery is Vice President, Co-Portfolio Manager of the Fund and has been employed by the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 21 of this Prospectus.

 (800) 966-4354

14

HENNESSY TOTAL RETURN FUND
ORIGINAL CLASS SHARES

Investment Objective

The Hennessy Total Return Fund seeks total return, consisting of capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Original Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)		None
Redemption fee		None
Exchange fee		None
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.15%
Other Expenses		0.59%	1
Shareholder Servicing	0.10%
Interest Expense	0. 08%
All remaining Other Expenses	0. 41%
Total Annual Fund Operating Expenses		1. 34%

1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in Original Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$137	$426	$736	$1,618

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in the ten highest dividend-yielding Dow Jones Industrial Average (“DJIA”)* stocks (known as the “Dogs of the Dow”), and in U.S. Treasury securities with a maturity of less than one year.

The Fund invests approximately 50% of its assets in the ten “Dogs of the Dow” stocks, in roughly equal dollar amounts, and approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year. The Fund then utilizes a borrowing strategy which allows the Fund’s performance to approximate what it would be if the Fund had an asset allocation of roughly 75% Dogs of the Dow stocks and 25% U.S. Treasury securities. The Fund typically will borrow money by entering into reverse repurchase agreements secured by its portfolio of U.S. Treasury securities.

On numerous dates throughout the year, the Manager will determine the ten highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund will then purchase those stocks in approximately equal dollar amounts until the next determination of the ten highest yielding DJIA stocks. When the Fund purchases stock, it will also purchase an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year.

*
The Dow Jones Industrial Average is the property of the Dow Jones & Company, Inc. Dow Jones & Company, Inc. is not affiliated with the Hennessy Funds or its investment advisor. Dow Jones & Company, Inc. has not participated in any way in the creation of the Hennessy Funds or in the selection of stocks included in the Hennessy Funds and has not approved any information included in this Prospectus.

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FORMULAS FOR SMART INVESTING

15

The Fund holds its stock investments for one year, including stocks that are no longer one of the ten highest yielding stocks in the DJIA, stocks that are no longer in the DJIA and stocks received in reorganizations of companies in the DJIA. At the end of the one-year period, the Fund sells any stocks that are no longer one of the ten highest yielding stocks in the DJIA and replaces them with stocks that are. Additionally, it may sell a portion of the stocks which remain in the portfolio so that the rebalanced portion of the portfolio adheres to the Fund’s asset allocation strategy.

Principal Risks

Although a portion of the Fund’s portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with your investment in the Fund, as there are with any security. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Total Return Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with its strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Non-Diversification Risk: The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Borrowing Risk: The Fund borrows against its investments. Purchasing Treasury/Government securities with borrowed money is an investment technique that increases investment risk because if the securities purchased with borrowed money decline in value, the Fund’s losses would be greater than if it had not. Also, the Fund will incur interest costs when it borrows money, which costs may exceed the investment returns it earns on the securities purchased with borrowed money.

Performance Information

The following performance information provides some indication of the risks of investing in the Hennessy Total Return Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of benchmark indices. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

CALENDAR YEAR TOTAL RETURNS

For the period shown on the bar chart, the Fund’s highest quarterly return was 15.11% for the quarter ended September 30, 2009 and the lowest quarterly return was -18.41% for the quarter ended December 31, 2008.

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Performance Information (cont.)

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2010 )

	One	Five	Ten
	Year	Year	Year
Hennessy Total
Return Fund

Return before taxes	14.09%	2.50%	2.59%

Return after taxes
on distributions	13.80%	2.14%	2.23%

Return after taxes
on distributions and
sale of Fund shares	9.49%	2.11%	2.14%

S&P 500
(reflects no deduction for
fees, expenses or taxes)	15.06%	2.29%	1.41%

Dow Jones
Industrial Average
(reflects no deduction for
fees, expenses or taxes)	14.06%	4.31%	3.15%

90-Day U.S.
Treasury security
(reflects no deduction for
fees, expenses or taxes)	0.13%	2.30%	2.26%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The 90-day U.S. Treasury security most closely approximates the treasury securities held by the Fund because the Fund purchases treasury securities having a maturity of less than one year.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy is primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.   Brian Peery is the Fund’s assistant portfolio manager .  Mr. Hennessy serves as Chief Investment Officer to the Fund, and has been the President and a Director of the Manager, a registered investment advisor, since its organization in 1989.   Mr. Peery is Vice President, Co-Portfolio Manager of the Fund and has been employed by the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 21 of this Prospectus.

WWW.HENNSSYFUNDS.COM
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17

HENNESSY BALANCED FUND
ORIGINAL CLASS SHARES

Investment Objective

The Hennessy Balanced Fund seeks a combination of capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Original Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)		None
Redemption fee		None
Exchange fee		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.15%
Other Expenses		0.91%	1
Shareholder Servicing	0.10%
All remaining Other Expenses	0. 81%
Total Annual Fund Operating Expenses		1. 66%

1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in Original Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$169	$523	$902	$1,965

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 57 % of the average value of its portfolio.

Principal Investment Strategy

The Fund invests approximately 50% of its assets in roughly equal dollar amounts in the ten highest dividend-yielding Dow Jones Industrial Average (“DJIA”)* stocks (known as the “Dogs of the Dow”), but limits exposure to market risk and volatility by investing approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year.

On numerous dates throughout the year, the Manager will determine the ten highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund will then purchase those stocks in approximately equal dollar amounts until the next determination of the ten highest yielding DJIA stocks. When the Fund purchases stock, it will also purchase an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year.

The Fund holds its stock investments for one year. This includes stocks that are no longer one of the ten highest yielding stocks in the DJIA, stocks that are no longer in the DJIA and stocks received in reorganizations of companies in the DJIA. At the end of the one-year period, the Fund sells any stocks that are no longer one of the ten highest yielding stocks in the DJIA and replaces them with stocks that are. Additionally it may sell a portion of the stocks which remain in the portfolio so that the rebalanced portion of the Fund’s portfolio will consist of approximately 50% U.S. Treasury securities and approximately 50% of the ten highest yielding stocks in the DJIA in approximately equal dollar amounts.

*
The Dow Jones Industrial Average is the property of the Dow Jones & Company, Inc. Dow Jones & Company, Inc. is not affiliated with the Hennessy Funds or its investment advisor. Dow Jones & Company, Inc. has not participated in any way in the creation of the Hennessy Funds or in the selection of stocks included in the Hennessy Funds and has not approved any information included in this Prospectus.

 (800) 966-4354

18

Principal Risks

Although approximately 50% of the Fund’s portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with your investment in the Fund, as there are with any security. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Balanced Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with its strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Non-Diversification Risk: The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the fund’s performance.

Performance Information

The following performance information provides some indication of the risks of investing in the Hennessy Balanced Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of benchmark indices. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

CALENDAR YEAR TOTAL RETURNS

For the period shown on the bar chart, the Fund’s highest quarterly return was 14.05% for the quarter ended September 30, 2009 and the lowest quarterly return was -12.52% for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2010 )

	One	Five	Ten
	Year	Year	Year
Hennessy Balanced Fund

Return before taxes	8.17%	3.15%	2.14%

Return after taxes
on distributions	8.08%	2.59%	1.57%

Return after taxes
on distributions and
sale of Fund shares	5.42%	2.57%	1.65%

S&P 500
(reflects no deduction for
fees, expenses or taxes)	15.06%	2.29%	1.41%

Dow Jones
Industrial Average
(reflects no deduction for
fees, expenses or taxes)	14.06%	4.31%	3.15%

90-Day U.S.
Treasury security
(reflects no deduction for
fees, expenses or taxes)	0.13%	2.30%	2.26%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The 90-day U.S. Treasury security most closely approximates the treasury securities held by the Fund because the Fund purchases treasury securities having a maturity of less than one year.

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19

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Chief Investment Officer to the Fund, and has been the President and a Director of the Manager, a registered investment advisor, since its organization in 1989. Mr. Peery is Vice President, Co-Portfolio Manager of the Fund and has been employed by the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 21 of this Prospectus.

(800) 966-4354

20

IMPORTANT ADDITIONAL FUND INFORMATION

Purchase and Sale of Fund Shares

To purchase shares of the Funds, you may contact your broker-dealer or other financial intermediary. To purchase shares directly with Hennessy Funds, or for assistance with completing your application, you should call 1-800-966-4354 or 1-415-899-1555 between 9:00 a.m. and 7:00 p.m. Eastern time/6:00 a.m. and 4:00 p.m. Pacific time.  You may buy shares of the Funds each day the New York Stock Exchange (NYSE) is open.

The minimum initial investment in a Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts.  For corporate sponsored retirement plans, there is no minimum initial investment.  There is a $100 subsequent investment requirement for each of the Funds.  A $100 minimum exists for each additional investment made through the Automatic Investment Plan for each Fund.  The Funds may waive the minimum investment requirements from time to time.  Investors purchasing the Funds through financial intermediaries’ asset based fee programs may have the above minimum investments waived by their intermediary since the intermediary, rather than the Funds, absorbs the increased costs of small purchases.

You may redeem shares of the Funds each day the NYSE is open.  Once a redemption request is received in proper form, the price granted will be the net asset value per share that day for redemptions received no later than 4:00 pm Eastern time/1:00 pm Pacific time. Redemption requests received after that time will be processed after the close of business and will receive the price on the next business day.  You may redeem Fund shares by mail (Hennessy Funds, c/o U.S. Bancorp Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), or by calling the Transfer Agent for the Funds at 1-800-261-6950 or 1-414-765-4124 between 9:00 a.m. and 8:00 p.m. Eastern time/6:00 a.m. and 5:00 p.m. Pacific time.  Investors who wish to redeem shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem shares of the Funds may be placed.

Tax Information

The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable at a later date.

The Hennessy Cornerstone Growth, Hennessy Cornerstone Growth, Series II, Hennessy Focus 30, Hennessy Cornerstone Large Growth and Hennessy Cornerstone Value Funds will make distributions of dividends and capital gains, if any, annually, usually in November or December of each year. The Hennessy Total Return and Balanced Funds will make distributions of dividends and net investment income quarterly, usually in March, June, September and December, and will make distributions of capital gains, if any, annually, usually in November or December of each year.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INVESTMENT INFORMATION

In order to provide a degree of flexibility, each Fund may change its investment objective without obtaining shareholder approval. An investment objective is not a guarantee. None of the Funds take temporary defensive positions. The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, contains a description of the Funds’ policies and procedures respecting disclosure of their portfolio holdings.

The following statements apply to each of the Hennessy Cornerstone Growth, Hennessy Cornerstone Growth, Series II, Hennessy Focus 30, Hennessy Cornerstone Large Growth and Hennessy Cornerstone Value Funds:

•	Each Fund will only purchase stocks that have historical trading volume sufficient to allow for purchase of the required number of shares without materially affecting the share price.

•
Each Fund selects stocks from the universe of stocks in the Capital IQ Database (formerly known as the Standard & Poor’s Compustat® Database). The Capital IQ Database is a robust and comprehensive source of data on publicly traded companies, consisting of domestic and foreign common stocks, and it contains financial, statistical and market data for different regions of the world.1

•
Utilizing their Strategies and Formulas, the Funds offer a consistent and disciplined approach to investing, based on a buy and hold philosophy over the course of each year that rejects the idea of market timing. The Fund’s investment manager, Hennessy Advisors, Inc. (the “Manager”), expects stocks held in each Fund’s portfolio to remain the same throughout the course of a year, despite any adverse developments concerning a company, an industry, the economy or the stock market generally. However, in the event that earnings or other

1
Although Capital IQ, Inc. (“CIQ”) obtains information for inclusion in, or for use in, the Capital IQ Database from sources that it considers reliable, CIQ does not guarantee the accuracy or completeness of the information contained in the Capital IQ Database.  CIQ makes no warranty, express or implied, as to the results to be obtained by the Funds and the advisability of investing in the Funds, or any other persons or entity from the use of the Capital IQ Database. S&P Capital IQ makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Capital IQ Database. “Standard & Poor’s”, “S&P”, and “Capital IQ” are trademarks of The McGraw-Hill Companies, Inc. The Funds are not sponsored, endorsed, sold or promoted by CIQ or any of its affiliates or parent companies.

information that formed the basis for selecting a stock are restated, and the resulting data would have precluded the stock from being selected for the portfolio, the Manager reserves the right to replace that stock with another stock meeting the criteria of the Fund’s Strategy or Formula. Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions in each Fund’s portfolio and compliance with federal tax laws, it is likely that stock positions will not be weighted equally at all times during the year.

•
Over the course of the year, when each Fund receives new cash flow from the sale of its shares, it will first be used to the extent necessary to meet redemptions. Any remaining cash will be invested in the stocks selected for each Fund using its Strategy or Formula as of the most recent rebalancing of the portfolio. This investment will be made in proportion to the current weightings of such stocks in the portfolio and without any intention to rebalance the portfolio on an interim basis. Such purchases will generally be made on a weekly basis, but may be on a more or less frequent basis at the discretion of the Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow, each Fund will meet redemption requests by selling securities on a pro rata basis, based on the current weightings of such securities in the portfolio. Thus, interim purchases and sales of securities will be based on current portfolio weightings and will be made without regard to whether or not a particular security continues to meet the criteria of the Fund’s Strategy or Formula.

If a Fund acquires another fund, the Fund may hold indefinitely the portfolio securities transferred to the Fund from the other fund pursuant to the acquisition (“acquired portfolio securities”).  The Fund may sell acquired portfolio securities, in the ordinary course of business, in order to rebalance its portfolio to comply with the Prospectus limitations applicable to the Fund or to meet redemption requests.

In the event of extreme market volatility, the Manager reserves the right to forego the use of positive three-month and/or six-month positive price appreciation criteria in selecting stocks for the portfolios of the Cornerstone Growth, Cornerstone Growth, Series II and Focus 30 Funds.

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The following statements apply to both the Hennessy Total Return and Hennessy Balanced Funds:

•
In an effort to minimize transaction costs, each Fund may accumulate funds and make purchases in larger blocks to avoid odd lot transactions. However, neither Fund will take a temporary defensive position. Each Fund invests accumulated funds in money market instruments (such as U.S. Treasury securities, commercial paper, commercial paper master notes or repurchase agreements) or money market mutual funds.

•
When funding redemption requests, each Fund will first utilize any accumulated funds described above. If it is necessary for the Fund to sell portfolio securities to meet redemption requests, it will endeavor to maintain its asset allocation strategy. Again, each Fund may vary the percentage of each issue of common stock sold to avoid odd lot transactions thereby reducing total transaction costs.

HISTORICAL PERFORMANCE
of The Hennessy Funds’
Strategies & Formulas

Because the Hennessy Cornerstone Growth Fund, Series II, the Hennessy Focus 30 Fund and the Hennessy Cornerstone Large Growth Fund do not yet have ten years of actual performance, we have included the following charts and tables which compare the total return of each of these Funds’ Strategy or Formula with the returns of their respective benchmark index as well as with returns of the S&P 500 for each of the last ten years. The performance shown is that of a hypothetical portfolio managed in accordance with the dictates of the applicable strategy for the historical periods indicated and the actual performance of the Funds since their inception. For the historical periods, the Strategy employed by the Cornerstone Growth Fund, Series II assumes a June 30 rebalance date, and the Formulas employed by the Focus 30 Fund and the Cornerstone Large Growth Fund assume a December 31 rebalance date.

The hypothetical returns have been developed and tested by the Manager, but have not been verified by any third party and are unaudited. The performance information is based on data supplied by the Manager or from statistical services, reports or other sources which the Manager believes are reliable.

Actual performance of a Fund may differ from the performance of the hypothetical portfolio for the following reasons: the Fund may not be fully invested at all times; not all stocks in the Fund’s portfolio may be weighted equally at all times due to appreciation or depreciation in a stock’s value; purchases and sales of stocks for the Fund’s portfolio are likely to occur between annual rebalancing dates due to cash inflows and outflows (from purchases and redemptions of Fund shares) during the year; the actual rebalancing dates vary slightly from year to year; in managing the Funds, Hennessy Advisors, Inc. may make limited modifications to the strategies or formulas as necessary to comply with federal tax laws; and the returns of the portfolio do not reflect the fees, commission costs or expenses borne by the Fund. The performance of the hypothetical portfolios would have been lower if the fees, commission costs and expenses had been deducted. The actual performance shown (since inception) is net of fees and expenses.

For the hypothetical portfolios, returns do not represent actual trading or reflect the impact that material economic and market factors might have had on the Manager’s decision-making under actual circumstances. However, except as described above, the Manager can presently foresee no circumstance that would cause deviation from the Strategies and Formulas in managing the Funds. The returns set forth below reflect reinvestment of dividends and other earnings. All returns shown reflect reinvestment of dividends and other earnings. Past performance, hypothetical or actual, does not guarantee future results. Average annual return represents the annual rate, which, if earned each year in a multiple year period, would produce the cumulative rate of return over that period.

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HENNESSY CORNERSTONE GROWTH FUND, SERIES II1

	2001**	2002**	2003**	2004**	2005**	2006*	2007*	2008*	2009*	2010*	Total
Cornerstone Growth, Series II	4.43%	-14.99%	88.84%	18.36%	16.70%	5.23%	-6.45%	-53.80%	25.20%	27.13%	110.65%
Russell 2000 Growth Index	-9.23%	-30.26%	48.54%	14.31%	4.15%	13.35%	7.05%	-38.54%	34.47%	29.09%	72.93%
S&P 500 Index	-11.89%	-22.10%	28.68%	10.88%	4.91%	15.80%	5.49%	-37.00%	26.46%	15.06%	36.29%

HENNESSY FOCUS 30 FUND2

	2001***	2002***	2003***	2004*	2005*	2006*	2007*	2008*	2009*	2010*	Total
Focus 30 Fund	6.01%	7.89%	26.17%	14.10%	32.74%	11.91%	6.69%	-33.10%	24.67%	27.26%	124.34%
S&P 400 Midcap Index	-0.60%	-14.51%	35.62%	16.48%	12.56%	10.32%	7.98%	-36.23%	37.38%	26.64%	95.64%
S&P 500 Index	-11.89%	-22.10%	28.68%	10.88%	4.91%	15.80%	5.49%	-37.00%	26.46%	15.06%	36.29%

1	The hypothetical performance for the Hennessy Cornerstone Growth, Series II Strategy assumes a June 30 rebalance date.
2	The hypothetical performance for the Hennessy Focus 30 Formula assumes a December 31 rebalance date.
*	Actual returns of Fund, net of fees and expenses.
**	For the period from January 1, 2001 through June 30, 2005, returns are hypothetical. For the period from July 1, 2005 through December 31, 2005, returns are based on actual Fund performance.
***	For the period January 1, 2001 through September 16, 2003, returns are hypothetical. For the period September 17, 2003 through December 31, 2003, returns are based on actual Fund performance.

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HENNESSY CORNERSTONE LARGE GROWTH FUND1

	2001**	2002**	2003**	2004**	2005**	2006**	2007**	2008**	2009**	2010*	Total
Cornerstone Large Growth	4.72%	-7.70%	34.14%	20.59%	14.44%	35.14%	24.40%	-41.41%	54.61%	18.85%	157.78%
Russell 1000 Index	-12.45%	-21.65%	29.89%	11.40%	6.27%	15.46%	5.77%	-37.60%	28.43%	16.10%	41.62%
S&P 500 Index	-11.89%	-22.10%	28.68%	10.88%	4.91%	15.80%	5.49%	-37.00%	26.46%	15.06%	36.29%

1	The hypothetical performance for the Hennessy Cornerstone Large Growth Formula assumes a December 31 rebalance date.
*	Actual returns of Fund, net of fees and expenses.
**	For the period January 1, 2001 through March 19, 2009, returns are hypothetical. For the period March 20, 2009 through December 31, 2009 returns are based on actual Fund performance.

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MANAGEMENT OF THE FUNDS

Investment Manager

Hennessy Advisors, Inc. is the investment manager of each of the Hennessy Funds. The Manager’s address is 7250 Redwood Blvd., Suite 200, Novato, CA 94945.

The Manager has been providing investment advisory services since 1989. The Manager furnishes each Fund with office space and certain administrative services and provides most personnel needed by the Funds.

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Chief Investment Officer to the Fund, and has been the President and a Director of the Manager, a registered investment advisor, since its organization in 1989. Mr. Peery is Vice President, Co-Portfolio Manager of the Funds and has been employed by the Manager since 2002.

The Statement of Additional Information for the Hennessy Funds, which is incorporated by reference into this Prospectus, provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Hennessy Funds.

Management Fee

For its services, each Fund pays the Manager a monthly management fee based upon its average daily net assets. For the most recent fiscal year, the Funds paid the Manager the following advisory fees (these advisory fees remain current as of the date of this Prospectus):

FUND	ADVISORY FEE
Hennessy Cornerstone Growth Fund	0.74%
Hennessy Cornerstone Growth Fund, Series II	0.74%
Hennessy Focus 30 Fund	0.74%
Hennessy Cornerstone Large Growth Fund	0.74%
Hennessy Cornerstone Value Fund	0.74%
Hennessy Total Return Fund	0.60%
Hennessy Balanced Fund	0.60%

A discussion regarding the basis for the Board of Directors approving the investment advisory agreements with the Manager is available in the semi -annual report of the Hennessy Funds to shareholders for the period ended April 30, 2010 .

Distribution Fee

The Hennessy Total Return Fund and Hennessy Balanced Fund have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act. This Plan allows these two Funds to use up to 0.25% of their average daily net assets to pay sales, distribution and other fees for the sale of their shares and for services provided to investors. Currently, the Board of Directors of The Hennessy Funds, Inc. has approved the payment of up to 0.15% of each of these Fund’s average daily net assets as a Rule 12b-1 fee. Because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Servicing Agreement

Each of the Funds has entered into a Shareholder Servicing Agreement with the Manager. The Servicing Agreement provides that the Manager will provide administrative support services to the Funds consisting of:

•	maintaining an “800” number that current shareholders may call to ask questions about the Funds or their accounts with the Funds;
•	assisting shareholders in processing exchange and redemption requests;
•	assisting shareholders in changing dividend options, account designations and addresses;
•	responding generally to questions of shareholders;
•	providing such other similar services as the Funds may request.

For such services, the Funds each pay an annual service fee to the Manager equal to 0.10% of its average daily net assets. The Institutional Class shares are not subject to any servicing fees.

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SHAREHOLDER INFORMATION

Pricing of Fund Shares
The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is called the net asset value (“NAV”). This is calculated by dividing each Fund’s assets, minus its liabilities, by the number of shares outstanding. The NAV of each Fund’s shares is normally determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). Each Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. Each Fund values most money market instruments it holds at their amortized cost.

If market quotations are not available, a Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Each Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. It will process purchase and redemption orders that it receives after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an

FOR QUESTIONS PLEASE CALL
The Hennessy Funds
1-800-966-4354 or
1-415-899-1555
10  A.M. - 7 P.M. ET, M-Th; 5 P.M. F
7  A.M. - 4 P.M. PT, M-Th; 2 P.M. F

US Bank, Transfer Agent for the Funds
1-800-261-6950 or
1-414-765-4124
9 A.M. - 8 P.M. ET, M-F
6 A.M. - 5 P.M. PT, M-F

investor sends a purchase or redemption request to the Funds’ corporate address, instead of to its Transfer Agent, the Funds will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received in the offices of the Transfer Agent.

Original Class Shares and Account Minimum Investments

The minimum initial investment in a Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts (“IRA”). For corporate sponsored retirement plans, there is no minimum initial investment. There is a $100 subsequent investment requirement for all of the Funds. A $100 minimum exists for each additional investment made through the Automatic Investment Plan for all Funds. The Funds may waive the minimum investment requirements from time to time. Investors purchasing the Funds through financial intermediaries’ asset based fee programs may have the above minimum investments waived by their intermediary since the intermediary, rather than the Funds, absorbs the increased costs of small purchases.

The Hennessy Cornerstone Growth, Hennessy Cornerstone Growth, Series II, Hennessy Focus 30, Hennessy Cornerstone Large Growth Fund and Hennessy Cornerstone Value Funds each offer an Institutional Class share, and the minimum investment in each is $250,000. Detailed information about the Hennessy Funds Institutional Class shares is included in a separate prospectus, which is available by calling 1-800-966-4354, or 415-899-1555.

Market Timing Policy

Frequent purchases and redemptions of a Fund’s shares by a shareholder may harm other shareholders of that Fund by interfering with efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Directors discourages frequent purchases and redemptions of shares of the Funds by reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Funds believe might engage in frequent purchases and redemptions of shares of the Funds.

The Funds track shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency

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harmful to other shareholders of the Funds.  In considering a shareholder’s trading activity, the Funds may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in any of the Funds.  If frequent trading or market timing is detected, the Funds, based on their assessment of the severity of the market timing, shall take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account’s ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or (3) close the account demonstrating frequent trading activity. Although the Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

Telephone Privileges

The Hennessy Funds offer the ability to redeem or exchange shares or purchase additional shares via telephone. If you do not wish to have these telephone privileges on your account, please decline this option in the Account Application. Otherwise, the telephone privileges will be available on your account.

How To Purchase Shares

Shares of the Funds have not been registered for sale outside of the United States. The Funds do not sell shares to non United States citizens. United States citizens living abroad may purchase shares of the Funds only if they have a social security number and a physical address (not a P.O. box) within the United States.  The only exception is for United States military with an APO or FPO address.

You may purchase shares of the Funds by check, wire or Automatic Clearing House (ACH) network. The Funds will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. In addition, cashiers checks in the amounts of less than $10,000 will not be accepted. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. In addition, the Funds cannot accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

The Funds will not issue certificates evidencing shares purchased. Instead, the Funds will send investors a written confirmation for all purchases of shares. Shares of the Funds have not been registered for sale outside of the United States. The Funds reserve the right to reject any purchase in whole or in part.

In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Compliance Program. The Funds might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established. Please contact the Hennessy Funds at 1-800-966-4354 or 1-415-899-1555 if you need additional assistance when completing your application. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Hennessy Funds reserve the right to close the account within five business days if clarifying information/documentation is not received.

HOW DO I PURCHASE SHARES BY CHECK?

If you are making an initial investment in a Fund, simply complete the appropriate Account Application and mail it with a check, made payable to “Hennessy Funds,” to:

For regular mail delivery:	For overnight delivery:
Hennessy Funds	Hennessy Funds
c/o U.S. Bancorp Fund Services	c/o U.S. Bancorp Fund Services
P.O. Box 701	615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Hennessy Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.

The Transfer Agent will charge a $25.00 fee against a shareholder’s account in addition to any loss sustained by a Fund for any payment, check or electronic funds transfer returned to the Transfer Agent.

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HOW DO I PURCHASE SHARES BY WIRE?

A completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above prior to wiring funds. If you are making an initial investment in a Fund, please contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery or fax. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. If you are making a subsequent purchase, prior to wiring funds, you should be sure to notify the Transfer Agent. U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same day pricing. Wired funds received after that time will be processed the following day with the following day’s pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

All wires should specify the name of the Fund, the name(s) in which the account is registered, the account number and the amount being wired for Original Class shares. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to the Funds.

To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to:

Hennessy Funds
c/o U.S. Bank, N.A.	Credit: U.S. Bancorp Fund Services LLC
777 E. Wisconsin Ave.	Account Number: 112-952-137
Milwaukee, WI 53202	Further Credit: Mutual fund name, shareholder
ABA# 075000022	name and account number

CAN I PURCHASE SHARES THROUGH BROKER-DEALERS?

You may buy, sell and exchange shares of the Funds through certain brokers (and their agents) that have made arrangements with the Funds to sell their shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Funds. The broker (or its agent) holds your shares in an omnibus account in the broker’s (or its agent’s) name, and the broker (or its agent) maintains your individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or its agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ prospectus.

If you decide to purchase shares through a broker, please carefully review the program materials provided to you by the broker (or its agent), because particular brokers may adopt policies or procedures that are separate from those described in this Prospectus.

To inquire about an agreement, broker-dealers should call the Funds at 1-800-966-4354 or 1-415-899-1555.

TELEPHONE PURCHASE

You may purchase additional shares of the Hennessy Funds by calling 1-800-261-6950 or 1-414-765-4124. Unless you have elected to decline telephone privileges on your Account Application, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be in the amount of $100 or more. If your order is received prior to the close of trading on the NYSE, your shares will be purchased at the net asset value calculated on that date. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.

Automatic Investment Plan

For your convenience, each Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder’s bank account to the shareholder’s Fund account on a systematic schedule (e.g., monthly, bimonthly, quarterly or annually) that the shareholder selects. After your initial investment in a Fund, you may authorize that Fund to withdraw amounts of $100 or more.

If you wish to enroll in this plan, complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application. You may call the Fund at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at www.hennessyfunds.com. Signed applications should be received by the Transfer Agent at least 15 business days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. The Funds may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or 1-414-765-4124 or in written form five days prior to the effective date.

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Retirement Plans

You may invest in the Funds under the following retirement plans:

•	Coverdell Education Savings Account
•	Traditional IRA
•	Roth IRA
•	SEP-IRA for sole proprietors, partnerships and corporations
•	SIMPLE-IRA

The Hennessy Funds recommend that investors consult with a financial and/or tax advisor regarding IRAs before investing in them. The annual IRA maintenance fee is $15 (capped at $30 per social security number). The fee for a transfer, distribution or recharacterization of an IRA is $25 per transaction. Complete details on fees are outlined in our Individual Retirement Account & Coverdell Education Savings Account Disclosure Statement.

How To Sell Shares

You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly through the Funds or through your investment representative. Redemptions that are received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day.  Requests received after that time will be processed as of the close of business on the next business day.  Redemption requests for an individual retirement account (“IRA”), Coverdell Education Plan or other retirement or qualified plan must be made in writing and cannot be made via telephone.

HOW DO I SELL SHARES BY MAIL?

You may redeem your shares by sending a written request to the Transfer Agent. After your request is received in “good order,” the Fund will redeem your shares at the next NAV. To be in “good order,” redemption requests must include the following: (i) the name of your Fund account; (ii) the account number; (iii) the number of Original Class shares of the Fund shares or the dollar value of Original Class shares of the Fund to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, please specify whether proceeds are to be sent by mail, wire or electronic funds transfer through the Automated Clearing House (ACH) network to the bank account that you have designated on your Account Application.  If you are redeeming from an IRA or other retirement or qualified plan, please indicate on your written request whether or not to withhold federal income tax (generally 10%).  Unless a redemption request specifies not to have federal income tax withheld, the transaction will be subject to withholding. To add wire instructions to an account at the time of the redemption, a signature guarantee is required. The letter should be signed by all shareholders whose names appear on the account registration. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required. Please see the following section “When are signature guarantees required?”

HOW DO I SELL SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your account, you may redeem all or some of your shares, up to a maximum of $100,000, by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading. Redemption requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Telephone redemptions will not be accepted for retirement accounts.

When you establish telephone privileges, you are authorizing the Funds and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

Before acting on instructions received by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Funds and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Funds may change, modify or terminate these privileges at any time upon written notice to shareholders. The Funds may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Funds, continuation of the privilege would be detrimental to the Funds and their shareholders. Such temporary suspension can be without prior notification to shareholders.

You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of

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the addresses set forth under “How Do I Purchase Shares by Check?” above. Your written request for telephone privileges must include the Fund name and account number and must be signed by the registered owner(s) of the account. A signature guarantee or other acceptable form of authentication from a financial source may also be required. Please contact the Transfer Agent at 1-800-261-6950 before sending your instruction.

You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

WHEN ARE SIGNATURE GUARANTEES REQUIRED?

To protect the Funds and their shareholders, a signature guarantee is required in the following situations:

•	The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 days;
•	The redemption proceeds are to be payable or sent to any person, address or bank account not on record;
•	IRA transfer;
•	Account ownership is being changed;
•	The redemption request is over $100,000.

In addition to the situations described above, the Funds and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notarized signature is not an acceptable substitute for a signature guarantee.

The Funds may waive the signature guarantee for employees and affiliates of the Manager, the Distributor (as defined below), the Administrator (as defined below) and family members of the foregoing.

WHEN WILL I RECEIVE MY REDEMPTION PROCEEDS?

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares by wire, the Funds may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first. In addition, the Funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.

If you redeem by phone, payment will usually be made on the next business day. You may have a check sent to you at your address of record, proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to the pre-determined bank account. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds for a complete redemption, or deducted from your remaining balance for a partial redemption, and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, however credit may not be available for 2-3 business days.

Each Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio. It is not expected that the Funds would do so except in unusual circumstances. If any Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

CAN MY ACCOUNT BE INVOLUNTARILY REDEEMED?

The Funds may redeem the shares in your account if the value of your account is less than $2,500 for three months or longer as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $2,500 before the Funds make an involuntary redemption. You will then have 60 days in which to make an additional investment to bring the value of your account to at least $2,500 before the Funds take any action.

How To Exchange Shares

You may exchange Original Class shares of any Hennessy Fund for shares of any other Hennessy Fund any day the Funds and the NYSE are open for business. Exchange requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Please keep in mind the minimum investment of $2,500 ($250 for IRA’s) for Original Class shares and $250,000 for Institutional Class shares when determining the number of shares you want to exchange. Prior to making an exchange into any other Hennessy Fund, you should obtain and carefully read that Fund’s prospectus.

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You may also exchange Original Class shares of any Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with the Hennessy Funds or the Manager. The exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Manager of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, you should obtain and carefully read that fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. If you exchange your Fund shares into shares of the First American Prime Obligations Fund, you may establish checkwriting privileges on that money market account for regular (non-IRA) accounts. Contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 for a checkwriting application and signature card.

The Funds reserve the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess Fund expenses. The Funds reserve the right to reject any exchange order. The Funds may modify or terminate the exchange privilege upon written notice to shareholders. Each Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders. You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW DO I EXCHANGE SHARES BY MAIL?

You may exchange your Fund shares simply by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other fund into which the exchange is being made. If you have an existing account with the other fund, you should also give the name and account number for that fund. The letter should be signed by all shareholders whose names appear on the account registration.

HOW DO I EXCHANGE SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your Account Application, you may also exchange Fund shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 4:00 P.M. Eastern time/1:00 P.M. Pacific time. If you are exchanging shares by telephone, you will be subject to certain identification procedures, which are listed above under “How Do I Sell Shares by Telephone?”.  If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. Telephone requests for exchanges will not be accepted with respect to shares represented by certificates.

Systematic Cash Withdrawal Program

As another convenience, you may redeem your Original Class shares through the Systematic Cash Withdrawal Program. If you elect this method of redemption, the Fund will send you a check, or you may have the proceeds sent directly to your designated bank account via electronic funds transfer through the Automated Clearing House (ACH) network. The minimum payment amount is $100. You may choose to receive monthly, quarterly or annual payments. Your Fund account must have a value of at least $10,000 in order to participate in this program. The Systematic Cash Withdrawal Program may be terminated at any time by the Funds. You may also elect to terminate your participation in this program at any time by writing to the Transfer Agent five days prior to the next payment. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares.

A withdrawal involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Dividends, Distributions & Taxes

The Hennessy Cornerstone Growth, Hennessy Cornerstone Growth, Series II, Hennessy Focus 30, Hennessy Cornerstone Large Growth and Hennessy Cornerstone Value Funds will make distributions of dividends and capital gains, if any, annually, usually in November or December of each year. The Hennessy Total Return and Balanced Funds will make distributions of dividends and net investment income quarterly, usually in March, June, September and December, and will make distributions of capital gains annually, usually in November or December of each year.

You have four distribution options:

•	Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Fund shares.
•	Split Cash Reinvest Options:
o	Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares; or
o	Your dividends will be reinvested in additional Fund shares and your capital gains distributions will be paid in cash.
•	All Cash Option – Both dividends and capital gains distributions will be paid in cash.

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If you elect to receive distributions and or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the current NAV of the applicable fund, and to reinvest all subsequent distributions.

You may make this election on the Account Application. You may change your election by writing to the Transfer Agent or by calling 1-800-261-6950 or 1-414-765-4124. Any changes should be submitted at least five days prior to the record date of the distribution.

Each Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gain).

If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Householding

To help keep the Funds’ costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 and we will begin individual delivery within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

Electronic Delivery

The Hennessy Funds offer shareholders the option to receive account statements, prospectuses, tax forms and reports on line. To sign up for eDelivery, please visit www.hennessyfunds.com. You may change your delivery preference at any time by visiting our website at www.hennessyfunds.com or contacting the Funds at 1-800-261-6950.

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FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the financial performance of the Original Class shares of Cornerstone Growth, Cornerstone Growth, Series II, Focus 30, Cornerstone Large Growth, Cornerstone Value, Total Return and Balanced Funds for the periods shown below. Certain information reflects financial results for a single Fund share. The “Total Return” figures show how much your investment would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm (except the information related to Cornerstone Large Growth for the periods prior to September 30, 2009, which was audited by different independent public accounting firms). KPMG LLP’s report and the Funds’ financial statements are included in the Annual Report, which is available upon request.

On March 20 , 2009, the Tamarack Large Growth Fund, Class A, Class I, Class C, Class R and Class S shares (the “Predecessor Fund”), a portfolio of Tamarack Funds Trust, was reorganized into the Hennessy Cornerstone Large Growth, Original Class shares, a series of Hennessy Funds Trust.  Prior to the reorganization, the Fund had no investment operations.  The Hennessy Cornerstone Large Growth Fund is the successor to the Predecessor Fund.  The information presented for the periods prior to March 20 , 2009 incorporates the operations of the Tamarack Large Growth Fund’s Class S shares (this Class was the largest share Class and the share Class most similar to the Original Class shares in terms of fees and expenses), which, as a result of the reorganization, are the Fund’s operations.  However, the total returns of the Tamarack Large Growth Fund are not relevant to investors in the Hennessy Cornerstone Large Growth Fund because the Tamarack Large Growth Fund did not utilize the Cornerstone Large Growth Formula.

HENNESSY CORNERSTONE GROWTH FUND

	Year Ended October 31,
	2010	2009	2008	2007	2006
PER SHARE DATA:
Net asset value, beginning of year	$8.81	$8.80	$19.41	$20.77	$19.49
Income from investment operations:
Net investment gain (loss)	(0.10)	(0.04)	(0.05)	(0.07)	(0.04)
Net realized and unrealized
gains (losses) on securities	1.57	0.05	(8.32)	1.82	2.55
Total from investment operations	1.47	0.01	(8.37)	1.75	2.51
Less Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	(2.24)	(3.11)	(1.23)
Total distributions	—	—	(2.24)	(3.11)	(1.23)
Net asset value, end of year	$10.28	$8.81	$8.80	$19.41	$20.77
TOTAL RETURN	16.69%	0.11%	(48.00)%	9.65%	13.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$207.11	$228.96	$312.50	$990.43	$1,250.67
Ratio of expenses to average net assets	1.34%	1.36%	1.25%	1.20%	1.21%
Ratio of net investment income (loss)
to average net assets	(0.89)%	(0.42)%	(0.29)%	(0.32)%	(0.20)%
Portfolio turnover rate1	103%	108%	103%	97%	90%

1	Portfolio turnover is calculated on the basis of the Fund as a whole.

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HENNESSY CORNERSTONE GROWTH FUND, SERIES II

	Year Ended				Period Ended		Year Ended
	October 31,				October 31,		June 30,
	2010	2009	2008	2007	20061		2006
PER SHARE DATA:
Net asset value, beginning of period	$11.09	$10.35	$30.32	$30.75	$32.19		$31.29
Income from investment operations:
Net investment gain (loss)	(0.11)	(0.05)	(0.09)	(0.25)	(0.03)		(0.07	)2
Net realized and unrealized
gains (losses) on securities	3.01	0.79	(13.75)	1.02	(1.41)		4.65
Total from investment operations	2.90	0.74	(13.84)	0.77	(1.44)		4.58
Less Distributions:
Dividends from net investment income	—	—	—	—	—		—
Dividends from net realized gains	—	—	(6.13)	(1.20)	—		(3.68)
Total distributions	—	—	(6.13)	(1.20)	—		(3.68)
Net asset value, end of period	$13.99	$11.09	$10.35	$30.32	$30.75		$32.19
TOTAL RETURN	26.15%	7.15%	(55.79)%	2.60%	(4.47)%	3	16.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$30.17	$29.81	$36.27	$138.58	$244.19		$279.30
Ratio of expenses to average net assets	1.62%	1.70%	1.37%	1.27%	1.25%	4	1.25%
Ratio of net investment income (loss)
to average net assets	(0.77)%	(0.43)%	(0.40)%	(0.59)%	(0.24)%	4	(0.22)%
Portfolio turnover rate5	95%	94%	75%	86%	93%	3	109%

HENNESSY FOCUS 30 FUND

	Year Ended October 31,
	2010	2009	2008		2007		2006
PER SHARE DATA:
Net asset value, beginning of year	$8.73	$8.02	$13.67		$12.39		$12.21
Income from investment operations:
Net investment income (loss)	(0.03)	(0.02)	(0.06)		(0.09)		(0.08)
Net realized and unrealized
gains (losses) on investments	2.48	0.73	(3.57)		1.47		1.86
Total from investment operations	2.45	0.71	(3.63)		1.38		1.78
Less Distributions:
Dividends from net investment income	—	—	—		—		—
Dividends from net realized gains	—	—	(2.02)		(0.10)		(1.61)
Total distributions	—	—	(2.02)		(0.10)		(1.61)
Redemption fees retained	—	—	—	6	—	6	0.01
Net asset value, end of year	$11.18	$8.73	$8.02		$13.67		$12.39
TOTAL RETURN	28.06%	8.85%	(30.81)%		11.30%		16.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$123.20	$128.36	$167.32		$233.37		$240.63
Ratio of net expenses to average net assets	1.39%	1.39%	1.27%		1.23%		1.21%
Ratio of net investment loss to average net assets	(0.26)%	(0.20)%	(0.62)%		(0.61)%		(0.65)%
Portfolio turnover rate5	87%	90%	123%		112%		124%

1	For the four months ended October 31, 2006. Effective October 31, 2006 the Fund changed its fiscal year end to October 31st from June 30th.
2	Net investment loss per share is calculated using average shares outstanding.
3	Not Annualized.
4	Annualized.
5	Portfolio turnover is calculated on the basis of the Fund as a whole.
6	Amount is less than $0.01.

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HENNESSY CORNERSTONE LARGE GROWTH FUND

	Year	One Month
	Ended	Ended
	Ocrober 31,	October 31,		Year Ended September 30,
	2010	20091		20092	2008		2007		2006
PER SHARE DATA:
Net asset value, beginning of period	$9.49	$9.60		$10.09	$12.61		$10.98		$10.75
Income from investment operations:
Net investment income (loss)	0.09	—	3	0.05	—	3,4	—	3	—	3
Net realized and unrealized
gains (losses) on securities	2.17	(0.11)		(0.54)	(2.52)		1.63		0.23
Total from investment operations	2.26	(0.11)		(0.49)	(2.52)		1.63		0.23
Less Distributions:
Dividends from net investment income	(0.05)	—		—	—		—		—	3
Dividends from net realized gains	—	—		—	—		—		—
Total distributions	—	—		—	—		—		—
Redemption fees retained3	(0.05)	—		—	—		—		—
Net asset value, end of period	$11.70	$9.49		$9.60	$10.09		$12.61		$10.98
TOTAL RETURN	23.88%	(1.15)%	5	(4.86)%	(19.98)%		14.85%		2.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$78.83	$69.41		$70.61	$80.91		$113.15		$125.25
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.30%	1.26%	6	1.40%	1.16%		1.18%		1.18%
After expense reimbursement/recoupment7	1.30%	1.30%	6	1.17%	0.98%		1.00%		1.00%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement/recoupment	0.84%	(0.01)%	6	0.36%	(0.19)%		(0.19)%		(0.20)%
After expense reimbursement/recoupment7	0.84%	(0.05)%	6	0.59%	(0.01)%		(0.01)%		(0.02)%
Portfolio turnover rate8	83%	0%	5	116%	38%		25%		35%

HENNESSY CORNERSTONE VALUE FUND

	Year Ended October 31,
	2010	2009	2008	2007	2006
PER SHARE DATA:
Net asset value, beginning of year	$10.63	$9.05	$17.06	$15.27	$12.95
Income from investment operations:
Net investment income (loss)	0.29	0.24	0.55	0.46	0.30
Net realized and unrealized
gains (losses) on investments	1.81	1.87	(8.15)	1.68	2.36
Total from investment operations	2.10	2.11	(7.60)	2.14	2.66
Less Distributions:
Dividends from net investment income	(0.20)	(0.53)	(0.41)	(0.35)	(0.34)
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.20)	(0.53)	(0.41)	(0.35)	(0.34)
Net asset value, end of year	$12.53	$10.63	$9.05	$17.06	$15.27
TOTAL RETURN	19.98%	25.51%	(45.50)%	14.26%	21.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$155.87	$145.91	$97.10	$204.50	$256.80
Ratio of net expenses to average net assets	1.29%	1.27%	1.20%	1.17%	1.15%
Ratio of net investment income
to average net assets	2.33%	3.19%	3.92%	2.64%	2.49%
Portfolio turnover rate8	91%	59%	53%	40%	35%

1	For the one month period ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31st from September 30th.
2
The financial highlights set forth for periods prior to March 20, 2009 represent the historical financial highlights of the Tamarack Large Cap Growth Fund, Class S shares. The assets of the Tamarack Large Cap Growth Fund were acquired by the Hennessy Cornerstone Large Growth Fund on March 20, 2009.  At the time RBC Global Asset Management (U.S.), Inc. (formerly known as Voyageur Asset Management, Inc.) ceased to be investment advisor and Hennessy Advisors, Inc. became investment advisor. The return of the Tamarack Large Cap Growth Fund, Class S shares during the period October 1, 2008 through March 20, 2009 was (33.30)%.  The return of the Hennessy Cornerstone Large Growth Fund, Original Class shares during the period March 20, 2009 through September 30, 2009 was 42.64%.

3	Amount is less than $0.01 or ($0.01) per share.
4	Per share net investment income (loss) has been calculated using the average daily shares method.
5	Not annualized.
6	Annualized.
7	The Advisor and/or Administrator reimbursed expenses in order to cap the Original Class share expenses.
8	Portfolio turnover is calculated on the basis of the Fund as a whole.

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HENNESSY TOTAL RETURN FUND

	Year Ended October 31,
	2010	2009	2008	2007	2006
PER SHARE DATA:
Net asset value, beginning of year	$9.10	$9.22	$13.73	$12.61	$10.57
Income from investment operations:
Net investment income	0.16	0.18	0.28	0.33	0.31
Net realized and unrealized
gains (losses) on securities	1.48	(0.14)	(4.49)	1.13	2.03
Total from investment operations	1.64	0.04	(4.21)	1.46	2.34
Less Distributions:
Dividends from net investment income	(0.17)	(0.16)	(0.30)	(0.34)	(0.30)
Dividends from realized capital gains	—	—	—	—	—
Total distributions	(0.17)	(0.16)	(0.30)	(0.34)	(0.30)
Net asset value, end of year	$10.57	$9.10	$9.22	$13.73	$12.61
TOTAL RETURN	18.09%	0.69%	(30.97)%	11.70%	22.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$69.08	$52.38	$58.22	$96.31	$113.26
Gross ratio of expenses, including
interest expense, to average net assets	1.33%	1.56%	2.36%	3.04%	2.80%
Ratio of interest expense to average net assets	0.08%	0.29%	1.16%	1.88%	1.64%
Net ratio of expenses, excluding
interest expense, to average net assets	1.25%	1.27%	1.20%	1.16%	1.16%
Ratio of net investment income (loss)
to average net assets	1.62%	2.12%	2.43%	2.48%	2.79%
Portfolio turnover rate	41%	41%	16%	12%	24%

HENNESSY BALANCED FUND

	Year Ended October 31,
	2010	2009	2008	2007	2006
PER SHARE DATA:
Net asset value, beginning of year	$9.48	$9.11	$12.51	$11.83	$10.56
Income from investment operations:
Net investment income	0.05	0.10	0.25	0.38	0.30
Net realized and unrealized
gains (losses) on securities	0.95	0.38	(2.80)	0.69	1.25
Total from investment operations	1.00	0.48	(2.55)	1.07	1.55
Less Distributions:
Dividends from net investment income	(0.05)	(0.11)	(0.26)	(0.39)	(0.28))
Dividends from realized capital gains	—	—	(0.59)	—	—
Total distributions	(0.05)	(0.11)	(0.85)	(0.39)	(0.28)
Redemption fees retained1	—	—	—	—	—
Net asset value, end of year	$10.43	$9.48	$9.11	$12.51	$11.83
TOTAL RETURN	10.53%	5.46%	(21.55)%	9.16%	14.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$12.50	$11.47	$11.46	$16.82	$26.14
Ratio of net expenses to average net assets	1.65%	1.73%	1.56%	1.36%	1.34%
Ratio of net investment income to average net assets	0.45%	1.17%	2.31%	2.86%	2.75%
Portfolio turnover rate	57%	46%	13%	35%	88%

1	Amount is less than $0.01.

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(800) 966-4354

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PRIVACY POLICY

We collect the following non-public personal information about you:

•
information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth;

and

•
information about your transactions with us, our affiliates or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information and other financial information.

We do not disclose any non-public personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.

In the event that you hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

FUND SYMBOLS, CUSIPS AND SEC FUND IDENTIFIERS

The Original Class shares of the Hennessy Cornerstone Series Funds have the following fund symbols, cusips and SEC fund identifiers:

SEC Fund Identifier
Fund – Original Class	Symbol	Cusip	Series	Class
Hennessy Cornerstone Growth Fund	HFCGX	425 888 104	S000000838	C000002453
Hennessy Cornerstone Growth Fund, Series II	HENLX	425 88P 106	S000000837	C000002452
Hennessy Focus 30 Fund	HFTFX	425 888 302	S000000839	C000002454
Hennessy Cornerstone Large Growth Fund	HFLGX	425 88P 205	S000019531	C000054248
Hennessy Cornerstone Value Fund	HFCVX	425 888 203	S000000840	C000002455
Hennessy Total Return Fund	HDOGX	425 887 205	S000000836	C000002451
Hennessy Balanced Fund	HBFBX	425 887 106	S000000835	C000002450

Not part of prospectus.

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To learn more about the Hennessy Cornerstone Series Funds you may want to read the Hennessy Funds’ Statement of Additional Information (or “SAI”), which contains additional information about the Funds. The Hennessy Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

You also may learn more about the Hennessy Funds’ investments by reading the Hennessy Funds’ annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors, without charge, upon request, simply by calling 1-800-966-4354. The Hennessy Funds also make available the SAI and the annual and semi-annual reports, free of charge, on their website (http://www.hennessyfunds.com).

Prospective investors and shareholders who have questions about the Hennessy Funds may also call 1-800-966-4354 or write to the following address:

The Hennessy Funds
7250 Redwood Blvd.
Suite 200
Novato, CA 94945

The general public can review and copy information about the Hennessy Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Hennessy Funds are also available on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov., or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549- 1520

When seeking information about the Hennessy Cornerstone Growth Fund, the Hennessy Focus 30 Fund or the Hennessy Cornerstone Value Fund from the Securities and Exchange Commission please refer to the Hennessy Mutual Funds’ Investment Company Act File No. 811-07695. When seeking information about the Hennessy Cornerstone Growth Fund, Series II or the Hennessy Cornerstone Large Growth Fund from the Securities and Exchange Commission please refer to the Hennessy Funds Trust’s Investment Company Act File No. 811-07168. When seeking information about the Hennessy Total Return Fund or the Hennessy Balanced Fund from the Securities and Exchange Commission please refer to the Hennessy Funds’ Investment Company Act File No. 811-07493.

Investment Company Act File No. 811-07695 (Hennessy Mutual Funds, Inc.)
Investment Company Act File No. 811-07168 (Hennessy Funds Trust)
Investment Company Act File No. 811-07493 (Hennessy Funds, Inc.)

WWW.HENNESSYFUNDS.COM

For information,
questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or
1-415-899-1555

HENNESSY CORNERSTONE SERIES FUNDS
ORIGINAL CLASS
Hennessy Cornerstone Growth Fund
Hennessy Cornerstone
  Growth Fund, Series II
Hennessy Focus 30 Fund
Hennessy Cornerstone Large Growth Fund
Hennessy Cornerstone Value Fund
Hennessy Total Return Fund
Hennessy Balanced Fund

INVESTMENT MANAGER
Hennessy Advisors, Inc.
7250 Redwood Blvd.
Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

DIRECTORS
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

HENNESSY FUNDS

PROSPECTUS & OVERVIEW
CORNERSTONE SERIES OF FUNDS

FEBRUARY 28, 2011

INSTITUTIONAL CLASS SHARES

Hennessy Cornerstone Growth Fund (HICGX)

Hennessy Cornerstone Growth Fund, Series II (HINLX)

Hennessy Focus 30 Fund (HIFTX)

Hennessy Cornerstone Large Growth Fund (HILGX)

Hennessy Cornerstone Value Fund (HICVX)

The Hennessy Cornerstone Series of Funds employ a consistent and repeatable investment process, utilizing time-tested, purely quantitative stock selection formulas.

1-800-966-4354     •     www.hennessyfunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds or determined if this Prospectus is accurate or complete.
Any representation to the contrary is a criminal offense.

Hennessy Funds Prospectus
Cornerstone Series –
Institutional Class Shares

CONTENTS

Summary Information:
Hennessy Cornerstone Growth Fund	1
Hennessy Cornerstone Growth Fund, Series II	4
Hennessy Focus 30 Fund	7
Hennessy Cornerstone Large Growth Fund	10
Hennessy Cornerstone Value Fund	12
Important Additional Fund Information	15
Additional Investment Information	16
Historical Performance	17
Management of the Funds	20
Shareholder Information
Pricing of Fund Shares	21
Account Minimum Investments	21
Market Timing Policy	21
Telephone Privileges	22
How to Purchase Shares	22
Automatic Investment Plan	23
Retirement Plans	24
How to Sell Shares	24
How to Exchange Shares	25
Systematic Cash Withdrawal Program	26
Dividends, Distributions and Taxes	26
Householding	27
Electronic Delivery	27
Financial Highlights	28

An investment in a Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Fund prices will fluctuate and it is possible to lose money.

 (800) 966-4354

HENNESSY CORNERSTONE GROWTH FUND
INSTITUTIONAL CLASS SHARES

Investment Objective

The Hennessy Cornerstone Growth Fund seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.74%
Distribution and Service (12b-1) Fees	None
Other Expenses	0. 35%
Total Annual Fund Operating Expenses	1. 09%
Expense Reimbursement	-0. 11%	1
Net Expenses	0.98%

1 -The Fund’s investment manager has contractually agreed to insure that net expenses do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund. This contractual arrangement will continue indefinitely unless the Fund’s Board of Directors terminates it.

EXAMPLE
This Example is intended to help you compare the cost of investing in Institutional Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the net expenses for the first year and the total annual fund operating expenses for the remaining years . Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$100	$3 37	$5 93	$1, 324

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 103 % of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in growth-oriented common stocks by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Growth Strategy® (the “Growth Strategy”). The Growth Strategy has historically selected small cap companies, but may also select mid and large cap companies. From a universe of stocks with market capitalization exceeding $175 million, the Cornerstone Growth Strategy selects the 50 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1)
Price-to-sales ratio below 1.5
This value criterion helps to uncover relative bargains. The Growth Strategy uses sales as its guide because sales figures are more difficult for companies to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

2)
Annual earnings that are higher than the previous year
While we have found that sales may be the best indicator of a company’s value, the Growth Strategy considers improved earnings to be a key indicator of a company’s financial strength.

3)
Positive stock price appreciation, or relative strength, over the past three and six-month periods
Historically, relative strength has been one of the most influential variables in predicting which stocks will outperform the market.

The Fund purchases 50 stocks as dictated by the Cornerstone Growth Strategy, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each.

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1

Using the Growth Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Growth Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting. The re-screening and rebalance period for the Fund is different than the re-screening and rebalance period for the Hennessy Cornerstone Growth Fund, Series II in an effort to create as different a portfolio of stocks as possible.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Cornerstone Growth Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to the Growth Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Growth Strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Small and Medium Sized Companies Risk: The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk: The Fund invests in ADR’s, which are foreign securities traded on U.S. exchanges. There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Performance Information

The following performance information provides some indication of the risks of investing in the Hennessy Cornerstone Growth Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of benchmark indices. The following performance information reflects actual Fund performance for periods beginning March 3, 2008 (inception date of Institutional Class shares). For the periods prior to March 3, 2008, the following performance information reflects the returns of the Hennessy Cornerstone Growth Fund’s Original Class (a class that is not offered in this Prospectus), adjusted to reflect the net expenses of the Institutional Class (0.98%). The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 18.37% for the quarter ended December 31, 2004 and the lowest quarterly return was -22.32% for the quarter ended December 31, 2008.

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Performance Information (cont.)

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2010 )

	One	Five	Ten
	Year	Year	Year
Hennessy Cornerstone
Growth Fund

Return before taxes	12.06%	-5.36%	4.56%

Return after taxes
on distributions	12.06%	-6.15%	3.43%

Return after taxes
on distributions and
sale of Fund shares	7.84%	-4.21%	3.98%

Russell 2000 Index
(reflects no deduction for
fees, expenses or taxes)	26.85%	4.47%	6.33%

S&P 500
(reflects no deduction for
fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The Russell 2000 is a widely recognized, unmanaged index of small-cap stocks.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Chief Investment Officer to the Fund, and has been the President and a Director of the Manager, a registered investment advisor, since its organization in 1989. Mr. Peery is Vice President, Co-Portfolio Manager of the Fund and has been employed by the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 15 of this Prospectus.

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HENNESSY CORNERSTONE GROWTH FUND, SERIES II
INSTITUTIONAL CLASS SHARES

Investment Objective

The Hennessy Cornerstone Growth Fund, Series II seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.74%
Distribution and Service (12b-1) Fees	None
Other Expenses	0. 66%
Total Annual Fund Operating Expenses	1. 40%
Expense Reimbursement	-0. 42%	1
Net Expenses	0.98%

1
The Fund’s investment manager has contractually agreed to insure that net expenses do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund. This contractual arrangement will continue indefinitely unless the Fund’s Board of Trustees terminates it.

EXAMPLE
This Example is intended to help you compare the cost of investing in Institutional Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the net expenses for the first year and the total annual fund operating expenses for the remaining years . Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$100	$ 402	$ 726	$ 1,645

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 95 % of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in growth-oriented common stocks by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Growth Strategy®. The Growth Strategy has historically selected small-cap companies, but may also select mid and large cap companies. From a universe of stocks with market capitalization exceeding $175 million, the Cornerstone Growth Strategy selects the 50 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1)
Price-to-sales ratio below 1.5
This value criterion helps to uncover relative bargains. The Growth Strategy uses sales as its guide because sales figures are more difficult for companies to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

2)
Annual earnings that are higher than the previous year
While we have found that sales may be the best indicator of a company’s value, the Growth Strategy considers improved earnings to be a key indicator of a company’s financial strength.

3)
Positive stock price appreciation, or relative strength, over the past three and six-month periods
Historically, relative strength has been one of the most influential variables in predicting which stocks will outperform the market.

The Fund purchases 50 stocks as dictated by the Cornerstone Growth Strategy, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Growth Strategy, the universe of stocks is re-

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4

screened and the portfolio is rebalanced annually, generally in the summer. Stocks meeting the Growth Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting. The re-screening and rebalance period for the Fund is different than the re-screening and rebalance period of the Hennessy Cornerstone Growth Fund in an effort to create as different a portfolio of stocks as possible.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Cornerstone Growth Fund, Series II include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to the Growth Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Growth Strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Small and Medium Sized Companies Risk: The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk: The Fund invests in ADR’s, which are foreign securities traded on U.S. exchanges. There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Performance Information

The following performance information provides some indication of the risks of investing in the Hennessy Cornerstone Growth Fund, Series II by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of benchmark indices. The following performance information reflects actual Fund performance for periods beginning March 3, 2008 (inception date of Institutional Class shares). For the periods prior to March 3, 2008, the following performance information reflects the returns of the Hennessy Cornerstone Growth Fund, Series II’s Original Class (a class that is not offered in this Prospectus), adjusted to reflect the net expenses of the Institutional Class (0.98%).  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 25.58% for the quarter ended June 30, 2009 and the lowest quarterly return was -27.62% for the quarter ended December 31, 2008.

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Performance Information (cont.)

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2010 )

			Since
	One	Five	Inception
	Year	Year	(7/1/05)
Hennessy Cornerstone
Growth Fund, Series II

Return before taxes	27.92%	-5.80%	-4.19%

Return after taxes
on distributions	27.92%	-6.76%	-5.63%

Return after taxes on
distributions and sale
of Fund shares	18.15%	-4.84%	-3.68%

Russell 2000 Growth
(reflects no deduction for
fees, expenses or taxes)	29.09%	5.30%	6.20%

S&P 500
(reflects no deduction for
fees, expenses or taxes)	15.06%	2.29%	3.07%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The Russell 2000 Growth is a widely recognized, unmanaged index of small-cap growth stocks.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Chief Investment Officer to the Fund, and has been the President and a Director of the Manager, a registered investment advisor, since its organization in 1989. Mr. Peery is Vice President, Co-Portfolio Manager of the Fund and has been employed by the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 15 of this Prospectus.

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6

HENNESSY FOCUS 30 FUND
INSTITUTIONAL CLASS SHARES

Investment Objective

The Hennessy Focus 30 Fund seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.74%
Distribution and Service (12b-1) Fees	None
Other Expenses	0. 43%	1
Total Annual Fund Operating Expenses	1. 17%
Expense Reimbursement	-0. 18%	2
Net Expenses	0. 99%

1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

2
The Fund’s investment manager has contractually agreed to insure that net expenses do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund (not including acquired fund fees and expenses). This contractual arrangement will continue indefinitely unless the Fund’s Board of Directors terminates it.

EXAMPLE
This Example is intended to help you compare the cost of investing in Institutional Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the net expenses for the first year and the total annual fund operating expenses for the remaining years . Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$10 1	$ 352	$ 624	$ 1,400

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 87 % of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in mid-cap growth-oriented stocks by utilizing a highly disciplined, purely quantitative formula known as the Focus 30 Formula® (the “Formula”). The Formula selects companies which have between $1 billion and $10 billion in market value, and excludes American Depositary Receipts, or “ADRs”. The Focus 30 Formula selects the 30 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1)
Price-to-sales ratio below 1.5
This value criterion helps to uncover relative bargains. The Formula uses sales as its guide because sales figures are more difficult for companies to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

2)
Annual earnings that are higher than the previous year
While we have found that sales may be the best indicator of a company’s value, the Formula considers improved earnings to be a key indicator of a company’s financial strength.

3)
Positive stock price appreciation, or relative strength, over the past three and six-month periods.
Historically, relative strength has been one of the most influential variables in predicting which stocks will outperform the market.

The Fund purchases 30 stocks as dictated by the Focus 30 Formula, weighted equally by dollar amount, with 3.33% of the portfolio’s assets invested in each. Using the Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the fall. Stocks meeting the

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Formula’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 3.33% weighting.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Focus 30 Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to the Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Formula, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Small and Medium Sized Companies Risk: The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Performance Information

The following performance information provides some indication of the risks of investing in the Hennessy Focus 30 Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of benchmark indices. The following performance information reflects actual Fund performance for periods beginning March 3, 2008 (inception date of Institutional Class shares). For the periods prior to March 3, 2008, the following performance information reflects the returns of the Hennessy Focus 30 Fund’s Original Class (a class that is not offered in this Prospectus), adjusted to reflect the net expenses of the Institutional Class (0.98%).  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 18.04% for the quarter ended March 31, 2006 and the lowest quarterly return was -22.49% for the quarter ended September 30, 2008.

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Performance Information (cont.)

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2010 )

			Since
	One	Five	Inception
	Year	Year	(9/17/03)
Hennessy Focus 30 Fund

Return before taxes	27.82%	5.19%	10.64%

Return after taxes
on distributions	27.82%	4.67%	9.98%

Return after taxes on
distributions and sale
of Fund shares	18.09%	4.42%	9.31%

S&P Midcap 400
(reflects no deduction for
fees, expenses or taxes)	26.64%	5.73%	9.26%

S&P 500
(reflects no deduction for
fees, expenses or taxes)	15.06%	2.29%	4.92%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The S&P Midcap 400 Index is a widely recognized, unmanaged index of mid-cap stocks.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Chief Investment Officer to the Fund, and has been the President and a Director of the Manager, a registered investment advisor, since its organization in 1989. Mr. Peery is Vice President, Co-Portfolio Manager of the Fund and has been employed by the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 15 of this Prospectus.

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HENNESSY CORNERSTONE LARGE GROWTH FUND
INSTITUTIONAL CLASS SHARES

Investment Objective

The Hennessy Cornerstone Large Growth Fund seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.74%
Distribution and Service (12b-1) Fees	None
Other Expenses	0. 42%
Total Annual Fund Operating Expenses	1. 16%
Expense Reimbursement	-0. 18%	1
Net Expenses	0.98%

1
The Fund’s investment manager has contractually agreed to insure that net expenses do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund. This contractual arrangement will continue indefinitely unless the Fund’s Board of Trustees terminates it.

EXAMPLE
This Example is intended to help you compare the cost of investing in Institutional Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the net expenses for the first year and the total annual fund operating expenses for the remaining years . Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$100	$ 352	$ 623	$ 1,398

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or, “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.   During the most recent fiscal year, the Fund’s portfolio turnover rate was 83 % of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in growth-oriented common stocks of larger companies by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Large Growth Formula (the “Large Growth Formula”). The Large Growth Formula excludes American Depositary Receipts, or ADRs. The Large Growth Formula selects the 50 common stocks that meet the following criteria, in order:

1)	Market capitalization that exceeds the average of the Database

2)	Price-to-cash flow ratio less than the median of the Database This value criterion helps to uncover relative bargains among large companies.

3)	Positive total capital

4)	Highest one-year return on total capital Return on total capital is a good measurement of how well a company is utilizing its limited resources to maximize growth.

The Fund purchases 50 stocks as dictated by the Large Growth Formula, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each.  Using the Large Growth Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter.  Stocks meeting the Large Growth Formula’s criteria not currently in the portfolio will be purchased, and stocks that no longer meet the criteria will be sold.  Holdings of all stocks in the Fund that continue to meet the criteria will be appropriately increased or decreased to result in an equal 2% weighting.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Cornerstone Large Growth Fund include the following:

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Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to the Large Growth Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Large Growth Formula, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Medium Sized Company Risk: The Fund may invest in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Performance Information

The following performance information provides some indication of the risks of investing in the Hennessy Cornerstone Large Growth Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of benchmark indices.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 11.91% for the quarter ended September 30, 2010 and the lowest quarterly return was -6.27% for the quarter ended June 30, 2010.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2010)

		Since
		Inception
	One Year	(3/20/09)
Hennessy Cornerstone
Large Growth Fund

Return before taxes	19.28%	40.22%

Return after taxes
on distributions	19.08%	40.03%

Return after taxes on
distributions and sale
of Fund shares	12.80%	34.79%

Russell 1000 Index
(reflects no deduction for
fees, expenses or taxes)	16.10%	35.99%

S&P 500
(reflects no deduction for
fees, expenses or taxes)	15.06%	34.58%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The Russell 1000 is a widely recognized, unmanaged index of the 1,000 largest stocks, based on capitalization.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Chief Investment Officer to the Fund, and has been the President and a Director of the Manager, a registered investment advisor, since its organization in 1989. Mr. Peery is Vice President, Co-Portfolio Manager of the Fund and has been employed by the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 15 of this Prospectus.

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HENNESSY CORNERSTONE VALUE FUND
INSTITUTIONAL CLASS SHARES

Investment Objective

The Hennessy Cornerstone Value Fund seeks total return, consisting of capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.74%
Distribution and Service (12b-1) Fees	None
Other Expenses	0. 37%	1
Total Annual Fund Operating Expenses	1. 11%
Expense Reimbursement	-0. 12%	2
Net Expenses	0. 99%

1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

2
The Fund’s investment manager has contractually agreed to insure that net expenses do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund (not including acquired fund fees and expenses). This contractual arrangement will continue indefinitely unless the Fund’s Board of Directors terminates it.

EXAMPLE
This Example is intended to help you compare the cost of investing in Institutional Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the net expenses for the first year and the total annual fund operating expenses for the remaining years . Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$10 1	$ 340	$ 598	$ 1,336

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 91 % of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in larger, dividend-paying companies by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Value Strategy® (the “Value Strategy”). The Value Strategy involves the identification of a universe of larger, widely-held companies with strong sales and cash flow known as the Market Leaders Universe™ (“Market Leaders”). From the universe of Market Leaders, the Cornerstone Value Strategy selects the 50 common stocks with the highest dividend yield as of the date of purchase that also meet the following criteria:

1)	Market capitalization that exceeds the average of the Database

2)	Number of shares outstanding that exceeds the average of the Database

3)	12-month sales that are 50% greater than the average of the Database

4)	Cash flow that exceeds the average of the Database

The Fund purchases 50 stocks as dictated by the Cornerstone Value Strategy, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Value Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Value Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

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Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Cornerstone Value Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to the Value Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Value Strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Medium Sized Companies Risk: The Fund may invest in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Foreign Securities Risk: The Fund invests in ADR’s, which are foreign securities traded on U.S. exchanges. There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Performance Information

The following performance information provides some indication of the risks of investing in the Hennessy Cornerstone Value Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of benchmark indices. The following performance information reflects actual Fund performance for periods beginning March 3, 2008 (inception date of Institutional Class shares). For the periods prior to March 3, 2008, the following performance information reflects the returns of the Hennessy Cornerstone Value Fund’s Original Class (a class that is not offered in this Prospectus), adjusted to reflect the net expenses of the Institutional Class (0.98%).  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 28.74% for the quarter ended September 30, 2009 and the lowest quarterly return was -22.28% for the quarter ended December 31, 2008.

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Performance Information (cont.)

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2010 )

	One	Five	Ten
	Year	Year	Year
Hennessy Cornerstone
Value Fund

Return before taxes	12.98%	2.54%	4.22%

Return after taxes
on distributions	12.43%	2.02%	3.69%

Return after taxes
on distributions and
sale of Fund shares	9.17%	2.10%	3.50%

Russell 1000 Value
(reflects no deduction for
fees, expenses or taxes)	15.51%	1.28%	3.26%

S&P 500
(reflects no deduction for
fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The Russell 1000 Value is a widely recognized, unmanaged index of large-cap value stocks.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Chief Investment Officer to the Fund, and has been the President and a Director of the Manager, a registered investment advisor, since its organization in 1989. Mr. Peery is Vice President, Co-Portfolio Manager of the Fund and has been employed by the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 15 of this Prospectus.

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IMPORTANT ADDITIONAL FUND INFORMATION

Purchase and Sale of Fund Shares

Institutional Class shares are available only to shareholders who invest directly in the Funds or who invest through a broker-dealer, financial institution or servicing agent that does not receive a distribution or servicing fee from the Funds or the Funds’ investment manager.

To purchase shares of the Funds, you may contact your broker-dealer or other financial intermediary. To purchase shares directly with Hennessy Funds, or for assistance with completing your application, you should call 1-800-966-4354 or 1-415-899-1555 between 9:00 a.m. and 7:00 p.m. Eastern time/6:00 a.m. and 4:00 p.m. Pacific time. You may buy shares of the Funds each day the New York Stock Exchange (NYSE) is open.

The minimum initial investment in Institutional Class shares of each Fund is $250,000. There is a $100 subsequent investment requirement for each of the Funds. A $100 minimum exists for each additional investment made through the Automatic Investment Plan for each Fund. Each Fund reserves the right to waive or reduce the minimum initial investment amount for Institutional Class shares for purchases made through certain retirement, benefit and pension plans, or for certain classes of shareholders. Purchases of the Funds made through a broker-dealer, financial institution or servicing agent may be aggregated to meet the minimum initial investment amount.

You may redeem shares of the Funds each day the NYSE is open.  Once a redemption request is received in proper form, the price granted will be the net asset value per share that day for redemptions received no later than 4:00 pm Eastern time/1:00 pm Pacific time.  Redemption requests received after that time will be processed after the close of business and will receive the price on the next business day.  You may redeem Fund shares by mail (Hennessy Funds, c/o U.S. Bancorp Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), or by calling the Transfer Agent for the Funds at 1-800-261-6950 or 1-414-765-4124 between 9:00 a.m. and 8:00 p.m. Eastern time/6:00 a.m. and 5:00 p.m. Pacific time.  Investors who wish to redeem shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem shares of the Funds may be placed.

Tax Information

The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable at a later date.

The Hennessy Cornerstone Growth, Hennessy Cornerstone Growth, Series II, Hennessy Focus 30, Hennessy Cornerstone Large Growth and Hennessy Cornerstone Value Funds will make distributions of dividends and capital gains, if any, annually, usually in November or December of each year.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INVESTMENT INFORMATION

In order to provide a degree of flexibility, each Fund may change its investment objective without obtaining shareholder approval. An investment objective is not a guarantee. None of the Funds take temporary defensive positions. The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, contains a description of the Funds’ policies and procedures respecting disclosure of their portfolio holdings.

The following statements apply to each of the Hennessy Cornerstone Growth, Hennessy Cornerstone Growth, Series II, Hennessy Focus 30, Hennessy Cornerstone Large Growth and Hennessy Cornerstone Value Funds:

•	Each Fund will only purchase stocks that have historical trading volume sufficient to allow for purchase of the required number of shares without materially affecting the share price.

•
Each Fund selects stocks from the universe of stocks in the Capital IQ Platform (formerly known as the Standard & Poor’s Compustat® Database). The Capital IQ Database is a robust and comprehensive source of data on publicly traded companies, consisting of domestic and foreign common stocks, and it contains financial, statistical and market data for different regions of the world.1

•
Utilizing their Strategies and Formulas, the Funds offer a consistent and disciplined approach to investing, based on a buy and hold philosophy over the course of each year that rejects the idea of market timing. The Fund’s investment manager, Hennessy Advisors, Inc. (the “Manager”), expects stocks held in each Fund’s portfolio to remain the same throughout the course of a year, despite any adverse developments concerning a company, an industry, the economy or the stock market generally. However, in the event that earnings or other

1
Although Capital IQ, Inc. (“CIQ”) obtains information for inclusion in, or for use in, the Capital IQ Platform from sources that it considers reliable, CIQ does not guarantee the accuracy or completeness of the information contained in the Capital IQ Platform.  CIQ makes no warranty, express or implied, as to the results to be obtained by the Funds and the advisability of investing in the Funds, or any other persons or entity from the use of the Capital IQ Database. S&P Capital IQ makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Capital IQ Platform. “Standard & Poor’s”, “S&P”, and “Capital IQ” are trademarks of The McGraw-Hill Companies, Inc. The Funds are not sponsored, endorsed, sold or promoted by CIQ or any of its affiliates or parent companies.

information that formed the basis for selecting a stock are restated, and the resulting data would have precluded the stock from being selected for the portfolio, the Manager reserves the right to replace that stock with another stock meeting the criteria of the Fund’s Strategy or Formula. Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions in each Fund’s portfolio and compliance with federal tax laws, it is likely that stock positions will not be weighted equally at all times during the year.

•
Over the course of the year, when each Fund receives new cash flow from the sale of its shares, it will first be used to the extent necessary to meet redemptions. Any remaining cash will be invested in the stocks selected for each Fund using its Strategy or Formula as of the most recent rebalancing of the portfolio. This investment will be made in proportion to the current weightings of such stocks in the portfolio and without any intention to rebalance the portfolio on an interim basis. Such purchases will generally be made on a weekly basis, but may be on a more or less frequent basis at the discretion of the Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow, each Fund will meet redemption requests by selling securities on a pro rata basis, based on the current weightings of such securities in the portfolio. Thus, interim purchases and sales of securities will be based on current portfolio weightings and will be made without regard to whether or not a particular security continues to meet the criteria of the Fund’s Strategy or Formula.

If a Fund acquires another fund, the Fund may hold indefinitely the portfolio securities transferred to the Fund from the other fund pursuant to the acquisition (“acquired portfolio securities”).  The Fund may sell acquired portfolio securities, in the ordinary course of business, in order to rebalance its portfolio to comply with the Prospectus limitations applicable to the Fund or to meet redemption requests.

In the event of extreme market volatility, the Manager reserves the right to forego the use of positive three-month and/or six-month positive price appreciation criteria in selecting stocks for the portfolios of the Cornerstone Growth, Cornerstone Growth, Series II and Focus 30 Funds.

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HISTORICAL PERFORMANCE
of The Hennessy Funds’
Strategies & Formulas

Because the Hennessy Cornerstone Growth Fund, Series II, the Hennessy Focus 30 Fund and the Hennessy Cornerstone Large Growth Fund do not yet have ten years of actual performance, we have included the following charts and tables which compare the total return of each of these Funds’ Strategy or Formula with the returns of their respective benchmark index as well as with returns of the S&P 500 for each of the last ten years.  For the Cornerstone Growth Fund, Series II and the Focus 30 Fund performance shown for periods beginning March 3, 2008, is actual Fund performance of the Institutional Class of shares.  Performance shown for periods prior to March 3, 2008 is that of a hypothetical portfolio of the Original Class of shares managed in accordance with the dictates of the applicable Strategy or Formula for the historical periods indicated and the actual performance of the Original Class shares of the Fund, adjusted to reflect the net expenses of the Institutional Class (0.98%), since their inception.  For the Cornerstone Large Growth Fund performance shown for periods beginning March 20, 2009 (the Fund’s inception date) is actual Fund performance of the Institutional Class of shares, and performance shown for periods prior to March 20, 2009 is that of a hypothetical portfolio managed in accordance with the dictates of the Cornerstone Large Growth Formula.  For the historical periods, the Strategy employed by the Cornerstone Growth Fund, Series II assumes a June 30 rebalance date and the Formulas employed by the Focus 30 Fund and the Cornerstone Large Growth Fund assume a December 31 rebalance date.

The hypothetical returns have been developed and tested by the Manager, but have not been verified by any third party and are unaudited. The performance information is based on data supplied by the Manager or from statistical services, reports or other sources which the Manager believes are reliable.

Actual performance of a Fund may differ from the performance of the hypothetical portfolio for the following reasons: the Fund may not be fully invested at all times; not all stocks in the Fund’s portfolio may be weighted equally at all times due to appreciation or depreciation in a stock’s value; purchases and sales of stocks for the Fund’s portfolio are likely to occur between annual rebalancing dates due to cash inflows and outflows (from purchases and redemptions of Fund shares) during the year; the actual rebalancing dates vary slightly from year to year; in managing the Funds, Hennessy Advisors, Inc. may make limited modifications to the strategies or formulas as necessary to comply with federal tax laws; and the returns of the portfolio do not reflect the fees, commission costs or expenses borne by the Fund. The performance of the hypothetical portfolios would have been lower if the fees, commission costs and expenses had been deducted. The actual performance shown (since inception) is net of fees and expenses.

For the hypothetical portfolios, returns do not represent actual trading or reflect the impact that material economic and market factors might have had on the Manager’s decision-making under actual circumstances. However, except as described above, the Manager can presently foresee no circumstance that would cause deviation from the Strategies and Formulas in managing the Funds. The returns set forth below reflect reinvestment of dividends and other earnings. All returns shown reflect reinvestment of dividends and other earnings. Past performance, hypothetical or actual, does not guarantee future results. Average annual return represents the annual rate, which, if earned each year in a multiple year period, would produce the cumulative rate of return over that period.

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HENNESSY CORNERSTONE GROWTH FUND, SERIES II1

	20012	20022	20032	20042	20052	20063	20073	20083	20094	20104	Total
Cornerstone Growth, Series II	4.43%	-14.99%	88.84%	18.36%	16.84%	5.51%	-6.17%	-53.58%	26.20%	27.92%	113.36%
Russell 2000 Growth Index	-9.23%	-30.26%	48.54%	14.31%	4.15%	13.35%	7.05%	-38.54%	34.47%	29.09%	72.93%
S&P 500 Index	-11.89%	-22.10%	28.68%	10.88%	4.91%	15.80%	5.49%	-37.00%	26.46%	15.06%	36.29%

HENNESSY FOCUS 30 FUND5

	20016	20026	20036	20043	20053	20063	20073	20083	20094	20104	Total
Focus 30 Fund	6.01%	7.89%	26.30%	14.58%	33.19%	12.16%	6.96%	-32.89%	25.13%	27.82%	127.15%
S&P 400 Midcap Index	-0.60%	-14.51%	35.62%	16.48%	12.56%	10.32%	7.98%	-36.23%	37.38%	26.64%	95.64%
S&P 500 Index	-11.89%	-22.10%	28.68%	10.88%	4.91%	15.80%	5.49%	-37.00%	26.46%	15.06%	36.29%

1	The hypothetical performance for the Hennessy Cornerstone Growth, Series II Strategy assumes a June 30 rebalance date.
2
For the period from January 1, 2001 through June 30, 2005, returns are hypothetical.  For the period from July 1, 2005 through December 31, 2005, returns are based on actual performance of the Original Class shares of the Fund, adjusted to reflect expenses of the Institutional Class.

3	Actual returns of the Original Class shares of the Fund, adjusted to reflect expenses of the Institutional Class.
4	Actual returns of the Fund, net of fees and expenses.
5	The hypothetical performance for the Hennessy Focus 30 Formula assumes a December 31 rebalance date.
6
For the period January 1, 2001 through September 16, 2003, returns are hypothetical.  For the period September 17, 2003 through December 31, 2003, returns are based on actual performance of the Original Class shares of the Fund, adjusted to reflect expenses of the Institutional Class.

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HENNESSY CORNERSTONE LARGE GROWTH FUND1

	20012	20022	20032	20042	20052	20062	20072	20082	20092	20103	Total
Cornerstone Large Growth	4.72%	-7.70%	34.14%	20.59%	14.44%	35.14%	24.40%	-41.41%	54.92%	19.28%	158.52%
Russell 1000 Index	-12.45%	-21.65%	29.89%	11.40%	6.27%	15.46%	5.77%	-37.60%	28.43%	16.10%	41.62%
S&P 500 Index	-11.89%	-22.10%	28.68%	10.88%	4.91%	15.80%	5.49%	-37.00%	26.46%	15.06%	36.29%

1	The hypothetical performance for the Hennessy Cornerstone Large Growth Formula assumes a December 31 rebalance date.
2	For the period January 1, 2001 through March 19, 2009, returns are hypothetical. For the period March 20, 2009 through December 31, 2009 returns are based on actual Fund performance.
3	Actual returns of Fund, net of fees and expenses.

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MANAGEMENT OF THE FUNDS

Investment Manager

Hennessy Advisors, Inc. is the investment manager of each of the Hennessy Funds. The Manager’s address is 7250 Redwood Blvd., Suite 200, Novato, CA 94945.

The Manager has been providing investment advisory services since 1989. The Manager furnishes each Fund with office space and certain administrative services and provides most personnel needed by the Funds.

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Chief Investment Officer to the Fund, and has been the President and a Director of the Manager, a registered investment advisor, since its organization in 1989. Mr. Peery is Vice President, Co-Portfolio Manager of the Funds and has been employed by the Manager since 2002.

The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds.

Management Fee

For its services, each Fund pays the Manager a monthly management fee based upon its average daily net assets.  For the most recent fiscal year, the Funds paid the following advisory fees (these advisory fees remain current as of the date of this Prospectus):

FUND	ADVISORY FEE
Hennessy Cornerstone Growth Fund	0.74%
Hennessy Cornerstone Growth Fund, Series II	0.74%
Hennessy Focus 30 Fund	0.74%
Hennessy Cornerstone Large Growth Fund	0.74%
Hennessy Cornerstone Value Fund	0.74%

A discussion regarding the basis for the Board of Directors approving the investment advisory agreements with the Manager is available in the semi -annual report of the Hennessy Funds to shareholders for the period ended April 30, 2010 .  The Manager has contractually agreed to insure that net expenses do not exceed 0.98% of the average daily net assets of the Institutional Class shares of each Fund. These contractual arrangements will continue indefinitely unless the Funds’ Boards of Directors or Trustees terminates them.

Shareholder Servicing Agreement

Each of the Funds offers two Classes of shares, Original and Institutional.  The two Classes, which represent interests in the same portfolio of investments and have the same rights, differ primarily in the expenses to which they are subject and required investment minimums.  Original Class shares are subject to a monthly servicing fee paid to the Manager at an annual rate of 0.10% of the average daily net assets of the applicable Fund. The Institutional Class shares are not subject to any servicing fees.

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SHAREHOLDER INFORMATION

Pricing of Fund Shares

The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is called the net asset value (“NAV”). This is calculated by dividing each Fund’s assets, minus its liabilities, by the number of shares outstanding. The NAV of each Fund’s shares is normally determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). Each Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. Each Fund values most money market instruments it holds at their amortized cost.

If market quotations are not available, a Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Each Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. It will process purchase and redemption orders that it receives after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an

FOR QUESTIONS PLEASE CALL

The Hennessy Funds
1-800-966-4354 or
1-415-899-1555
10  A.M. - 7 P.M. ET, M-Th; 5 P.M. F
7  A.M. - 4 P.M. PT, M-Th; 2 P.M. F

US Bank, Transfer Agent for the Funds
1-800-261-6950 or
1-414-765-4124
9 A.M. - 8 P.M. ET, M-F
6 A.M. - 5 P.M. PT; M-F

investor sends a purchase or redemption request to the Funds’ corporate address, instead of to its Transfer Agent, the Funds will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received in the offices of the Transfer Agent.

Institutional Shares and Account Minimum Investments

Institutional Class shares are available only to shareholders who invest directly in the Funds or who invest through a broker-dealer, financial institution or servicing agent that does not receive a distribution or servicing fee from the Funds or the Manager.  There is also a higher minimum initial investment requirement for Institutional Class shares, as described below.  If you qualify as a purchaser of Institutional Class shares, but your account is invested in Original Class shares, you may convert your Original Class shares to Institutional Class shares based on the relative net asset values of the two Classes on the conversion date.

The minimum initial investment in Institutional Class shares of each Fund is $250,000.  There is a $100 subsequent investment requirement for all of the Funds.  A $100 minimum exists for each additional investment made through the Automatic Investment Plan for all Funds.  The Funds reserve the right to waive or reduce the minimum initial investment amount for Institutional Class shares for purchases made through certain retirement, benefit and pension plans, or for certain classes of shareholders. For investors purchasing Institutional Class shares through a broker-dealer, financial institution or servicing agent, shareholder purchases may be aggregated to meet the minimum initial investment amount. The Manager, in its discretion, may take into account the aggregate assets that a shareholder has in determining if the shareholder meets the minimum initial investment amount.

Market Timing Policy

Frequent purchases and redemptions of a Fund’s shares by a shareholder may harm other shareholders of that Fund by interfering with efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Directors discourages frequent purchases and redemptions of shares of the Funds by reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Funds believe

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might engage in frequent purchases and redemptions of shares of the Funds.

The Funds track shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Funds.  In considering a shareholder’s trading activity, the Funds may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in any of the Funds.  If frequent trading or market timing is detected, the Funds, based on their assessment of the severity of the market timing, shall take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account’s ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or (3) close the account demonstrating frequent trading activity. Although the Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

Telephone Privileges

The Funds offer the ability to redeem or exchange shares or purchase additional shares via telephone. If you do not wish to have these telephone privileges on your account, please decline this option in the Account Application. Otherwise, the telephone privileges will be available on your account.

How To Purchase Shares

Shares of the Funds have not been registered for sale outside of the United States. The Funds do not sell shares to non United States citizens. United States citizens living abroad may purchase shares of the Funds only if they have a social security number and a physical address (not a P.O. box) within the United States.  The only exception is for United States military with an APO or FPO address.

You may purchase shares of the Funds by check, wire or Automatic Clearing House (ACH) network. The Funds will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. In addition, cashiers checks in the amounts of less than $10,000 will not be accepted. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. In addition, the Funds cannot accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

The Funds will not issue certificates evidencing shares purchased. Instead, the Funds will send investors a written confirmation for all purchases of shares. Shares of the Funds have not been registered for sale outside of the United States. The Funds reserve the right to reject any purchase in whole or in part.

In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Compliance Program. The Funds might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established. Please contact the Hennessy Funds at 1-800-966-4354 or 1-415-899-1555 if you need additional assistance when completing your application. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Funds reserve the right to close the account within five business days if clarifying information/documentation is not received.

HOW DO I PURCHASE SHARES BY CHECK?

If you are making an initial investment in a Fund, simply complete the appropriate Account Application and mail it with a check, made payable to “Hennessy Funds,” to:

For regular mail delivery:	For overnight delivery:
Hennessy Funds	Hennessy Funds
c/o U.S. Bancorp Fund Services	c/o U.S. Bancorp Fund Services
P.O. Box 701	615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.

The Transfer Agent will charge a $25.00 fee against a shareholder’s account in addition to any loss sustained by a Fund for any payment, check or electronic funds transfer returned to the Transfer Agent.

HOW DO I PURCHASE SHARES BY WIRE?

A completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above prior to wiring funds.  If you are making an initial

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investment in a Fund, please contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery or fax.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  If you are making a subsequent purchase, prior to wiring funds, you should be sure to notify the Transfer Agent.  U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same day pricing.  Wired funds received after that time will be processed the following day with the following day’s pricing.  The Funds and U.S. Bank, N.A . are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

All wires should specify the name of the Fund, the name(s) in which the account is registered, the account number and the amount being wired for Institutional Class shares of the Fund. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to the Funds.

To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to:

Hennessy Funds
c/o U.S. Bank, N.A.	Credit: U.S. Bancorp Fund Services LLC
777 E. Wisconsin Ave.	Account Number: 112-952-137
Milwaukee, WI 53202	Further Credit: Mutual fund name, shareholder
ABA# 075000022	name and account number

CAN I PURCHASE SHARES THROUGH BROKER-DEALERS?

You may buy, sell and exchange shares of the Funds through certain brokers (and their agents) that have made arrangements with the Funds to sell their shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Funds. The broker (or its agent) holds your shares in an omnibus account in the broker’s (or its agent’s) name, and the broker (or its agent) maintains your individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or its agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ prospectus.

If you decide to purchase shares through a broker, please carefully review the program materials provided to you by the broker (or its agent), because particular brokers may adopt policies or procedures that are separate from those described in this Prospectus.

To inquire about an agreement, broker-dealers should call the Funds at 1-800-966-4354 or 1-415-899-1555.

TELEPHONE PURCHASE

You may purchase additional shares of the Funds by calling 1-800-261-6950 or 1-414-765-4124. Unless you have elected to decline telephone privileges on your Account Application, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase for additional shares must be in the amount of $100 or more. If your order is received prior to the close of trading on the NYSE, your shares will be purchased at the net asset value calculated on that date. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.

Automatic Investment Plan

For your convenience, each Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder’s bank account to the shareholder’s Fund account on a systematic schedule (e.g., monthly, bimonthly, quarterly or annually) that the shareholder selects. After your initial investment in a Fund, you may authorize that Fund to withdraw amounts of $100 or more.

If you wish to enroll in this plan, complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application. You may call the Fund at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at www.hennessyfunds.com. Signed applications should be received by the Transfer Agent at least 15 business days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. The Funds may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or 1-414-765-4124 or in written form five days prior to the effective date.

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Retirement Plans

You may invest in the Funds under the following retirement plans:

•	Coverdell Education Savings Account
•	Traditional IRA
•	Roth IRA
•	SEP-IRA for sole proprietors, partnerships and corporations
•	SIMPLE-IRA

The Funds recommend that investors consult with a financial and/or tax advisor regarding IRAs before investing in them. The annual IRA maintenance fee is $15 (capped at $30 per social security number). The fee for a transfer, distribution or recharacterization of an IRA is $25 per transaction. Complete details on fees are outlined in our Individual Retirement Account & Coverdell Education Savings Account Disclosure Statement.

How To Sell Shares

You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly through the Funds or through your investment representative.  Redemptions that are received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day.  Requests received after that time will be processed as of the close of business on the next business day.  Redemption requests for an individual retirement account (“IRA”), Coverdell Education Plan or other retirement or qualified plan must be made in writing and cannot be made via telephone.

HOW DO I SELL SHARES BY MAIL?

You may redeem your shares by sending a written request to the Transfer Agent. After your request is received in “good order,” the Fund will redeem your shares at the next NAV. To be in “good order,” redemption requests must include the following: (i) the name of your Fund account; (ii) the account number; (iii) the number of Institutional Class shares of the Fund or the dollar value of Institutional Class shares of the Fund to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, please specify whether proceeds are to be sent by mail, wire or electronic funds transfer through the Automated Clearing House (ACH) network to the bank account that you have designated on your Account Application. If you are redeeming from an IRA or other retirement or qualified plan, please indicate on your written request whether or not to withhold federal income tax (generally 10%). Unless a redemption request specifies not to have federal income tax withheld, the transaction will be subject to withholding. To add wire instructions to an account at the time of the redemption, a signature guarantee is required. The letter should be signed by all shareholders whose names appear on the account registration. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required. Please see the following section “When are signature guarantees required?”

HOW DO I SELL SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your account, you may redeem all or some of your shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading. Redemption requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Telephone redemptions will not be accepted for retirement accounts.

When you establish telephone privileges, you are authorizing the Funds and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

Before acting on instructions received by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Funds and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Funds may change, modify or terminate these privileges at any time upon written notice to shareholders. The Funds may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Funds, continuation of the privilege would be detrimental to the Funds and their shareholders. Such temporary suspension can be without prior notification to shareholders.

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You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under “How Do I Purchase Shares by Check?” above. Your written request for telephone privileges must include the Fund name and account number and must be signed by the registered owner(s) of the account. A signature guarantee or other acceptable form of authentication from a financial institution source may also be required. Please contact the Transfer Agent at 1-800-261-6950 before sending your instruction.

You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

WHEN ARE SIGNATURE GUARANTEES REQUIRED?

To protect the Funds and their shareholders, a signature guarantee is required in the following situations:

•-The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 days;
•-The redemption proceeds are to be payable or sent to any person, address or bank account not on record;
•Account ownership is being changed; and
•IRA transfer.

In addition to the situations described above, the Funds and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notarized signature is not an acceptable substitute for a signature guarantee.

The Funds may waive the signature guarantee for employees and affiliates of the Manager, the Distributor (as defined below), the Administrator (as defined below) and family members of the foregoing.

WHEN WILL I RECEIVE MY REDEMPTION PROCEEDS?

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares by wire, the Funds may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first. In addition, the Funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.

If you redeem by phone, payment will usually be made on the next business day. You may have a check sent to you at your address of record, proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to the pre-determined bank account. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds for a complete redemption, or deducted from your remaining balance for a partial redemption and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, however credit may not be available for 2-3 business days.

Each Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio. It is not expected that the Funds would do so except in unusual circumstances. If any Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

CAN MY ACCOUNT BE INVOLUNTARILY CONVERTED ?

If your Institutional Class shares account balance falls below $250,000 for any reason, you will be given 60 days to make additional investments so that your account balance is $250,000 or more.  If you do not, the Funds may convert your Institutional Class shares into Original Class shares, at which time your account will be subject to the involuntary redemption policies and procedures for Original Class shares.  Any such conversion will occur at the relative net asset value of the two share Classes, without the imposition of any fees or other charges.  Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares.

How To Exchange Shares

You may exchange Institutional Class shares of any Fund for shares of any other Hennessy Fund any day the Funds and the NYSE are open for business. Exchange requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day.

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Requests received after that time will be processed as of the close of business on the next business day. Please keep in mind each Fund’s minimum investment of $250,000 for Institutional Class shares when determining the number of shares you want to exchange. Prior to making an exchange into any other Hennessy Fund, you should obtain and carefully read that Fund’s prospectus.

You may also exchange Institutional Class shares of any Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with any of the Hennessy Funds or the Manager. The exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Manager of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, you should obtain and carefully read that fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. If you exchange your Fund shares into shares of the First American Prime Obligations Fund, you may establish checkwriting privileges on that money market account for regular (non-IRA) accounts. Contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 for a checkwriting application and signature card.

The Funds reserve the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess Fund expenses. The Funds reserve the right to reject any exchange order. The Funds may modify or terminate the exchange privilege upon written notice to shareholders. Each Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders. You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW DO I EXCHANGE SHARES BY MAIL?

You may exchange your Fund shares simply by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other fund into which the exchange is being made. If you have an existing account with the other fund, you should also give the name and account number for that fund. The letter should be signed by all shareholders whose names appear on the account registration.

HOW DO I EXCHANGE SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your Account Application, you may also exchange Fund shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 4:00 P.M. Eastern time/1:00 P.M. Pacific time.  If you are exchanging shares by telephone, you will be subject to certain identification procedures, which are listed above under “How Do I Sell Shares by Telephone?”.  If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.  Telephone requests for exchanges will not be accepted with respect to shares represented by certificates.

Systematic Cash Withdrawal Program

The Funds’ Original Class shares may be redeemed through the Systematic Cash Withdrawal Program. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares.

Dividends, Distributions & Taxes

The Funds will make distributions of dividends and capital gains, if any, annually, usually in November or December of each year.

You have four distribution options:
•	Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Fund shares.
•	Split Cash Reinvest Options:
o	Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares; or
o	Your dividends will be reinvested in additional Fund shares and your capital gains distributions will be paid in cash.
•	All Cash Option – Both dividends and capital gains distributions will be paid in cash.

If you elect to receive distributions and or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the current NAV of the applicable fund, and to reinvest all subsequent distributions.

You may make this election on the Account Application. You may change your election by writing to the Transfer Agent or by calling 1-800-261-6950 or 1-414-765-4124. Any changes should be submitted at least five days prior to the record date of the distribution.

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26

Each Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).

If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Householding

To help keep the Funds’ costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 and we will begin individual delivery within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

Electronic Delivery

The Hennessy Funds offer shareholders the option to receive account statements, prospectuses, tax forms and reports online. To sign up for eDelivery, please visit www.hennessyfunds.com.  You may change your delivery preference at any time by visiting our website or contacting the Funds at 1-800-261-6950.

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27

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the financial performance of the Institutional Class shares of each of the Funds for the periods since their inception. Certain information reflects financial results for a single Fund share. The “Total Return” figures show how much your investment would have increased or decreased during the period, assuming you had reinvested all dividends and distributions. This information has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm. KPMG LLP’s report and the Funds’ financial statements are included in the Annual Report, which is available upon request.

HENNESSY CORNERSTONE GROWTH FUND

				For the
	Year Ended			Period Ended
	October 31,			October 31,
	2010		2009	20081
PER SHARE DATA:
Net asset value, beginning of period	$8.86		$8.82	$13.29
Income from investment operations:
Net investment gain (loss)	(0.07)		—	0.01
Net realized and unrealized gains (losses) on securities	1.58		0.04	(4.48)
Total from investment operations	1.51		0.04	(4.47)
Less Distributions:
Dividends from net investment income	—		—	—
Dividends from net realized gains	—		—	—
Total distributions	—		—	—
Net asset value, end of period	$10.37		$8.86	$8.82

TOTAL RETURN	17.04%		0.45%	(34.13)%	2
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$3.12		$4.68	$5.09
Ratio of expenses to average net assets:
Before expense reimbursement	1.09%		1.11%	1.12%	3
After expense reimbursement4	0.98%		0.98%	0.98%	3
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.64)%		(0.17)%	0.15%	3
After expense reimbursement4	(0.53)%		(0.04)%	0.29%	3
Portfolio turnover rate5	103%	%	108%	103%	2

1	Institutional Class shares commenced operations on March 3, 2008.
2	Not Annualized.
3	Annualized.
4	The Advisor and/or Administrator reimbursed expenses in order to cap the Institutional Class share expenses.
5	Portfolio turnover is calculated on the basis of the Fund as a whole.

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HENNESSY CORNERSTONE GROWTH FUND, SERIES II

			For the
	Year Ended		Period Ended
	October 31,		October 31,
	2010	2009	20081

PER SHARE DATA:
Net asset value, beginning of period	$11.21	$10.39	$19.17
Income from investment operations:
Net investment gain (loss)	(0.01)	0.02	0.02
Net realized and unrealized gains (losses) on securities	3.03	0.80	(8.80)
Total from investment operations	3.02	0.82	(8.78)
Less Distributions:
Dividends from net investment income	—	—	—
Dividends from net realized gains	—	—	—
Total distributions	—	—	—
Net asset value, end of period	$14.23	$11.21	$10.39
TOTAL RETURN	26.94%	7.89%	(45.80)%	2
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$0.43	$0.28	$0.06
Ratio of expenses to average net assets:
Before expense reimbursement	1.40%	1.46%	1.22%	3
After expense reimbursement4	0.98%	0.98%	0.98%	3
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.53)%	(0.19)%	0.17%	3
After expense reimbursement4	(0.11)%	0.29%	0.41%	3
Portfolio turnover rate5	95%	94%	75%	2

HENNESSY FOCUS 30 FUND

			For the
	Year Ended		Period Ended
	October 31,		October 31,
	2010	2009	20081
PER SHARE DATA:
Net asset value, beginning of period	$8.78	$8.04	$11.15
Income from investment operations:
Net investment income (loss)	0.02	0.02	(0.02)
Net realized and unrealized gains (losses) on investments	2.49	0.72	(3.09)
Total from investment operations	2.51	0.74	(3.11)
Less Distributions:
Dividends from net investment income	—	—	—
Dividends from net realized gains	—	—	—
Total distributions	—	—	—
Net asset value, end of period	$11.29	$8.78	$8.04
TOTAL RETURN	28.59%	9.20%	(27.89)%	2
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$21.38	$27.44	$26.78
Ratio of expenses to average net assets:
Before expense reimbursement	1.16%	1.15%	1.13%	3
After expense reimbursement4	0.98%	0.98%	0.98%	3
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.03)%	0.04%	(0.28)%	3
After expense reimbursement4	0.15%	0.21%	(0.13)%	3
Portfolio turnover rate5	87%	90%	123%	2

1	Institutional Class shares commenced operations on March 3, 2008.
2	Not Annualized.
3	Annualized.
4	The Advisor and/or Administrator reimbursed expenses in order to cap the Institutional Class share expenses.
5	Portfolio turnover is calculated on the basis of the Fund as a whole.

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FORMULAS FOR SMART INVESTING

29

HENNESSY CORNERSTONE LARGE GROWTH FUND

		One Month
	Year Ended	Ended		Period Ended
	October 31,	October 31,		September 30,
	2010	20091		20092
PER SHARE DATA:
Net asset value, beginning of period	$9.51	$9.61		$6.73
Income from investment operations:
Net investment income	0.10	—		0.03
Net realized and unrealized gains (losses) on securities	2.20	(0.10)		2.85
Total from investment operations	2.30	(0.10)		2.88
Less Distributions:
Dividends from net investment income	(0.05)	—		—
Dividends from net realized gains	—	—		—
Total distributions	(0.05)	—		—
Net asset value, end of period	$11.76	$9.51		$9.61
TOTAL RETURN	24.26%	(1.04)%	3	42.79%	3
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$0.07	$0.04		$0.04
Ratio of expenses to average net assets:
Before expense reimbursement	1.16%	1.14%	4	16.51%	4
After expense reimbursement5	0.98%	0.98%	4	0.98%	4
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.90%	0.12%	4	(14.54)%	4
After expense reimbursement5	1.08%	0.28%	4	0.99%	4
Portfolio turnover rate6	83%	0%	3	116%	3

HENNESSY CORNERSTONE VALUE FUND

	Year Ended		Period Ended
	October 31,		October 31,
	2010	2009	20082,7
PER SHARE DATA:
Net asset value, beginning of period	$10.63	$9.06	$13.79
Income from investment operations:
Net investment income (loss)	0.30	0.30	0.34
Net realized and unrealized gains (losses) on investments	1.83	1.83	(5.07)
Total from investment operations	2.13	2.13	(4.73)
Less Distributions:
Dividends from net investment income	(0.22)	(0.56)	—
Dividends from net realized gains	—	—	—
Total distributions	(0.22)	(0.56)	—
Net asset value, end of period	$12.54	$10.63	$9.06
TOTAL RETURN	20.31%	25.87%	(34.30	)%3
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$1.35	$1.11	$0.87
Ratio of expenses to average net assets:
Before expense reimbursement	1.10%	1.13%	1.14	%4
After expense reimbursement5	0.98%	0.98%	0.98	%4
Ratio of net investment income to average net assets:
Before expense reimbursement	2.52%	3.33%	4.94	%4
After expense reimbursement5	2.64%	3.48%	5.10	%4
Portfolio turnover rate6	91%	59%	53	%3

1	For the one month period ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31st from September 30th.
2	Institutional Class shares commenced operations on March 20, 2009.
3	Not Annualized.
4	Annualized.
5	The Advisor and/or Administrator reimbursed expenses in order to cap the Institutional Class share expenses.
6	Portfolio turnover is calculated on the basis of the Fund as a whole.
7	Institutional Class shares commenced operations on March 3, 2008.

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(800) 966-4354

PRIVACY POLICY

We collect the following non-public personal information about you:

•
information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth;

and

•
information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information and other financial information.

We do not disclose any non-public personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.

In the event that you hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

FUND SYMBOLS, CUSIPS AND
SEC FUND IDENTIFIERS

The Institutional Class shares of the Hennessy Cornerstone Series Funds have the following fund symbols, cusips and SEC fund identifiers:

			SEC Fund Identifier
Fund – Institutional Class	Symbol	Cusip	Series	Class
Hennessy Cornerstone Growth Fund	HICGX	425888500	S000000838	C000060822
Hennessy Cornerstone Growth Fund, Series II	HINLX	42588P304	S000000837	C000060825
Hennessy Focus 30 Fund	HIFTX	425888609	S000000839	C000060823
Hennessy Cornerstone Large Growth Fund	HILGX	42588P403	S000019531	C000074662
Hennessy Cornerstone Value Fund	HICVX	425888401	S000000840	C000060824

Not part of prospectus.

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FORMULAS FOR SMART INVESTING

To learn more about the Hennessy Cornerstone Series Funds you may want to read the Funds’ Statement of Additional Information (or “SAI”), which contains additional information about the Funds. The Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

You also may learn more about the Funds’ investments by reading the Funds’ annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

The SAI is available, and the annual and semi-annual reports will be available, to shareholders and prospective investors, without charge, upon request, simply by calling 1-800-966-4354. The Funds also make available the SAI and the annual and semi-annual reports, free of charge, on their website (http://www.hennessyfunds.com).

Prospective investors and shareholders who have questions about the Funds may also call 1-800-966-4354 or write to the following address:

The Hennessy Funds
7250 Redwood Blvd.
Suite 200
Novato, CA 94945

The general public can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (Please call 1-202- 551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Funds are also available on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov., or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549- 1520

When seeking information about the Hennessy Cornerstone Growth Fund, the Hennessy Focus 30 Fund or the Cornerstone Value Fund from the Securities and Exchange Commission please refer to the Hennessy Mutual Funds’ Investment Company Act File No. 811-07695. When seeking information about the Hennessy Cornerstone Growth Fund, Series II or the Hennessy Cornerstone Large Growth Fund from the Securities and Exchange Commission please refer to the Hennessy Funds Trust’s Investment Company Act File No. 811-07168.

Investment Company Act File No. 811-07695 (Hennessy Mutual Funds, Inc.)
Investment Company Act File No. 811-07168 (Hennessy Funds Trust)

WWW.HENNESSYFUNDS.COM

For information,
questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or
1-415-899-1555

HENNESSY CORNERSTONE
SERIES FUNDS
INSTITUTIONAL CLASS
Hennessy Cornerstone Growth Fund
Hennessy Cornerstone
  Growth Fund, Series II
Hennessy Focus 30 Fund
Hennessy Cornerstone Large Growth Fund
Hennessy Cornerstone Value Fund

INVESTMENT MANAGER
Hennessy Advisors, Inc.
7250 Redwood Blvd.
Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

DIRECTORS
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

STATEMENT OF ADDITIONAL INFORMATION	February 28, 2011
THE HENNESSY MUTUAL FUNDS, INC.
HENNESSY FUNDS TRUST
THE HENNESSY FUNDS, INC.
7250 Redwood Blvd.
Suite 200
Novato, California  94945
1-800-966-4354
1-415-899-1555

This Statement of Additional Information (“SAI”) relates to the Funds and Classes identified below (each a “Fund,” and, collectively, the “Funds”).  The SAI is not a prospectus and should be read in conjunction with the current Prospectuses of the Funds for the Original Class shares and for the Institutional Class shares (collectively, the “Fund Prospectus”), each dated February 28, 2011 .  A copy of the Fund Prospectus may be obtained by calling or writing to the Funds at the telephone number or address shown above.

Hennessy Cornerstone Growth Fund:
Original Class Shares	HFCGX
Institutional Class Shares	HICGX
Hennessy Cornerstone Growth Fund, Series II:
Original Class Shares	HENLX
Institutional Class Shares	HINLX
Hennessy Focus 30 Fund:
Original Class Shares	HFTFX
Institutional Class Shares	HIFTX
Hennessy Cornerstone Large Growth Fund:
Original Class Shares	HFLGX
Institutional Class Shares	HILGX
Hennessy Cornerstone Value Fund:
Original Class Shares	HFCVX
Institutional Class Shares	HICVX
Hennessy Total Return Fund:	HDOGX
Hennessy Balanced Fund:	HBFBX

The Funds’ financial statements, accompanying notes and report of independent registered public accounting firm contained in the Annual Report, dated October 31, 2010 , of The Hennessy Mutual Funds, Inc. (File No. 811-07695), Hennessy Funds Trust (File No. 811-07168) and The Hennessy Funds, Inc. (File No. 811-07493), as filed with the Securities and Exchange Commission on January 5, 2011, are incorporated by reference into this SAI.

A copy of the Annual Report may be obtained, without charge, by calling the toll-free telephone number shown above.

TABLE OF CONTENTS

FUND HISTORY AND CLASSIFICATION
INVESTMENT RESTRICTIONS
INVESTMENT CONSIDERATIONS
DIRECTORS/TRUSTEES AND OFFICERS
OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS
MANAGEMENT OF THE FUNDS
PORTFOLIO TRANSACTIONS
DISCLOSURE OF PORTFOLIO HOLDINGS
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
ABANDONED PROPERTY
VALUATION OF SHARES
ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES
DESCRIPTION OF SECURITIES RATINGS
ANTI-MONEY LAUNDERING PROGRAM
OTHER INFORMATION
1 1 5 11 19 24 33 37 38 39 39 39 42 43 44

i

FUND HISTORY AND CLASSIFICATION

The Hennessy Cornerstone Growth Fund (the “Cornerstone Growth Fund”), the Hennessy Focus 30 Fund (the “Focus 30 Fund”) and the Hennessy Cornerstone Value Fund (the “Cornerstone Value Fund”) are organized as separate investment portfolios or series of The Hennessy Mutual Funds, Inc. (“HMFI”), a Maryland corporation that was incorporated on May 20, 1996.  HMFI is an open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”).  Each of the Cornerstone Growth Fund, the Focus 30 Fund and the Cornerstone Value Fund is a diversified portfolio.

The Hennessy Cornerstone Growth Fund, Series II (the “Cornerstone Growth Fund II”), the Hennessy Cornerstone Large Growth Fund (the “Cornerstone Large Growth Fund”) and the Hennessy Select Large Value Fund (the “Select Large Value Fund”) are organized as separate investment portfolios or series of Hennessy Funds Trust (“HFT”), a Delaware statutory trust, that was organized on September 17, 1992.  HFT is an open-end, management investment company registered under the 1940 Act.  Each of the Cornerstone Growth Fund II, the Cornerstone Large Growth Fund and the Select Large Value Fund is a diversified portfolio.  Information specific to the Select Large Value Fund is contained in a separate Statement of Additional Information.

The Cornerstone Large Growth Fund is the successor to the Tamarack Large Cap Growth Fund pursuant to a reorganization that took place on March 20 , 2009.  Prior to that date, the Cornerstone Large Growth Fund had no investment operations.  The Tamarack Large Cap Growth Fund was managed by RBC Global Asset Management (U.S.) Inc. (formerly known as, Voyageur Asset Management Inc.).  The performance of the Tamarack Large Cap Growth Fund is not relevant to investors because the Tamarack Large Cap Growth Fund did not utilize the investment formula utilized by the Cornerstone Large Growth Fund during that time period.  As a result of the reorganization, holders of the Class A, Class C, Class I, Class R and Class S shares of the Tamarack Large Cap Growth Fund received Original Class shares of the Cornerstone Large Growth Fund.

The Hennessy Total Return Fund (the “Total Return Fund”) and the Hennessy Balanced Fund (the “Balanced Fund”) are organized as separate investment portfolios or series of The Hennessy Funds, Inc. (“HFI,” and together with HMFI and HFT, the “Hennessy Funds”), a Maryland corporation that was incorporated on January 11, 1996.  HFI is an open-end management investment company registered under the 1940 Act.  Neither the Total Return Fund nor the Balanced Fund is a diversified portfolio.

The Cornerstone Growth Fund, the Cornerstone Growth Fund II, the Focus 30, the Cornerstone Large Growth Fund and the Cornerstone Value Fund offer Institutional Class shares.

INVESTMENT RESTRICTIONS

ALL FUNDS OTHER THAN CORNERSTONE GROWTH FUND II

FUNDAMENTAL POLICIES.  The investment restrictions set forth below are fundamental policies of each Fund, which cannot be changed with respect to a Fund without the approval of the holders of the lesser of (i) 67% or more of the Fund’s shares present or represented at a meeting of shareholders at which holders of more than 50% of the Fund’s outstanding shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund.  Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time an investment is made.  A later increase or decrease in percentage resulting from changes in values or net assets will not be deemed to be an investment that is contrary to these restrictions, except for the policies regarding borrowing and illiquid securities or as otherwise noted.

(1)           No Fund will make an investment in any one industry if the investment would cause the aggregate value of the Fund’s investment in such industry to equal or exceed 25% of the Fund’s total assets, except that this policy does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government Securities”), certificates of deposit and bankers’ acceptances.

(2)           No Fund will purchase securities of any one issuer (except U.S. Government Securities), if as a result at the time of purchase more than 5% of the Fund’s total assets would be invested in such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, except that 25% of the total assets of the Cornerstone Growth Fund, the Focus 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund and 50% of the total assets of the Total Return Fund and the Balanced Fund may be invested without regard to this restriction.

(3)           No Fund will purchase securities on margin (except for short-term credit necessary for clearance of Fund transactions), or write put or call options, except that each of the Cornerstone Growth Fund, the Focus 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund may use options or futures strategies and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts.

(4)           Neither the Total Return Fund nor the Balanced Fund will purchase or sell commodities or commodity contracts.  None of the Cornerstone Growth Fund, the Focus 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund will purchase commodities or commodity contracts, except to the extent described in the Fund Prospectus and this SAI with respect to futures and related options.

(5)           No Fund will underwrite securities of other issuers except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933, as amended (“1933 Act”), in selling portfolio securities.

(6)           None of the Cornerstone Growth Fund, the Focus 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund will purchase or sell real estate, except that, to the extent permitted by applicable law, each of these Funds may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.  Neither the Total Return Fund nor the Balanced Fund will purchase or sell real estate or real estate mortgage loans or will invest in real estate limited partnerships.

(7)           Except as otherwise set forth below, no Fund will make loans, provided that for purposes of this restriction, the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, short-term commercial paper and commercial paper master notes, certificates of deposit, bankers’ acceptances and other fixed income securities as described in the Fund Prospectus and this SAI shall not be deemed to be the making of a loan.  The Funds may enter into repurchase agreements and each of the Cornerstone Growth Fund, the Focus 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund may make loans of Fund securities, provided that entering into repurchase agreements and lending of Fund securities may be made only in accordance with applicable law, the Fund Prospectus and this SAI, as they may be amended from time to time.

(8)           None of the Cornerstone Growth Fund, the Focus 30 Fund, the Cornerstone Large Growth Fund, the Cornerstone Value Fund and the Balanced Fund will borrow money or issue senior securities, except that each of the Cornerstone Growth Fund, the Focus 30 Fund and the Cornerstone Value Fund may borrow an amount up to 33-1/3% of its total assets and the Balanced Fund may borrow an amount up to 10% of its total assets from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge its assets in connection with such borrowing.  Neither the Total Return Fund nor the Balanced Fund will pledge or hypothecate its assets, except to secure permitted borrowings.  None of the Cornerstone Growth Fund, the Focus 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund may pledge its assets other than to secure such borrowings or, to the extent permitted by the Funds’ investment policies as set forth in the Fund Prospectus and this SAI, as they may be amended from time to time, in connection with hedging transactions, short-sales, when-issued and forward commitment transactions and similar investment strategies.  For purposes of this restriction, the deposit of initial or maintenance margin in connection with futures contracts will not be deemed to be a pledge of the assets of the Funds. The Balanced Fund will not purchase any portfolio securities so long as any borrowed amounts remain outstanding.  The Total Return Fund may borrow money or issue senior securities to the extent permitted by the 1940 Act.

(9)           Neither the Total Return Fund nor the Balanced Fund will make investments for the purpose of exercising control or management of any company.

(10)           Neither the Total Return Fund nor the Balanced Fund will make short sales of securities or maintain a short position.

(11)           Neither the Total Return Fund nor the Balanced Fund will purchase or sell any interest in any oil, gas or other mineral exploration or development program, including any oil, gas or mineral leases.

OTHER INVESTMENT RESTRICTIONS.  The following investment restrictions (or operating policies) may be changed with respect to a Fund by the Board of Directors without shareholder approval.

(1)           No Fund will invest in illiquid securities if at the time of acquisition more than 15% of its net assets would be invested in such securities.  “Illiquid securities” are securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, that do not mature within seven days, or that the Manager (as defined in “MANAGEMENT OF THE FUNDS,” below), in accordance with guidelines approved by the Board of Directors/Trustees, has not determined to be liquid and includes, among other things, repurchase agreements maturing in more than seven days.  Securities purchased in accordance with Rule 144A under the 1933 Act and determined to be liquid by the Board of Directors/Trustees are not subject to the limitations set forth in this investment restriction.

(2)           In accordance with the requirements of Rule 35d-1 under the 1940 Act, it is a non-fundamental policy of the Cornerstone Large Growth Fund to normally invest at least 80% of the value of its net assets in the particular type of investment suggested by the Fund’s name.  If the Trust’s Board of Trustees determines to change this non-fundamental policy for the Cornerstone Large Growth Fund, the Fund will provide 60 days prior notice to the shareholders before implementing the change of policy.  Any such notice will be provided in plain English in a separate written document containing the following prominent statement in bold-face type:  “Important Notice Regarding Change in Investment Policy.”  If the notice is included with other communications to shareholders, the aforementioned statement will also be included on the envelope in which the notice is delivered.

(3)           No Fund will purchase the securities of other investment companies except to the extent such purchases are permitted by applicable law.

(4)           No Fund will acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Hennessy Funds or an officer, director or other affiliated person of the Manager.

(5)           None of the Cornerstone Growth Fund, the Focus 30 Fund, the Cornerstone Large Growth Fund or the Cornerstone Value Fund will make investments for the purpose of exercising control or management of any company.

(6)           None of the Cornerstone Growth Fund, the Focus 30 Fund, the Cornerstone Large Growth Fund or the Cornerstone Value Fund will make short sales of securities or maintain a short position, except to the extent permitted by applicable law.

(7)           None of the Cornerstone Growth Fund, the Focus 30 Fund, the Cornerstone Large Growth Fund or Cornerstone Value Fund will write, purchase or sell puts, call straddles, spreads or combinations thereof, except to the extent permitted in the Fund Prospectus and this SAI, as they may be amended from time to time.

(8)           Neither the Total Return Fund nor the Balanced Fund will invest in securities of any issuer that has a record of less than three years of continuous operation, including the operation of any predecessor business of a company that came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business.

CORNERSTONE GROWTH FUND II

FUNDAMENTAL POLICIES.  The investment restrictions set forth below are fundamental policies of the Cornerstone Growth Fund II, which cannot be changed without the approval of the holders of the lesser of (i) 67% or more of the Fund’s shares present or represented at a shareholder’s meeting at which holders of more than 50% of the Fund’s outstanding shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund.  Unless otherwise indicated, all percentage limitations apply to the Cornerstone Growth Fund II only at the time an investment is made.  A later increase or decrease in percentage resulting from changes in values or net assets will not be deemed to be an investment that is contrary to these restrictions.

(1)            The Cornerstone Growth Fund II will not purchase securities on margin, participate in a joint-trading account, sell securities short, or write or invest in put or call options.  The Cornerstone Growth Fund II’s investments in warrants, valued at the lower of cost or market, will not exceed 5% of the value of the Fund’s net assets.

(2)            The Cornerstone Growth Fund II will not borrow money or issue senior securities, except for temporary bank borrowings or for emergency or extraordinary purposes (but not for the purpose of purchase of investments) and then only in an amount not in excess of 5% of the value of its total assets.  The Cornerstone Growth Fund II will not pledge any of its assets except to secure borrowings and then only to an extent not greater than 10% of the value of its net assets.  The Cornerstone Growth Fund II will not purchase securities while it has any outstanding borrowings.

(3)            The Cornerstone Growth Fund II will not lend money, except by purchasing publicly distributed debt securities or entering into repurchase agreements; provided, however, that repurchase agreements maturing in more than seven days plus all other illiquid securities will not exceed 10% of the Fund’s total assets.  The Cornerstone Growth Fund II will not lend its portfolio securities.

(4)            The Cornerstone Growth Fund II will not purchase securities of other investment companies except (a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund or (b) securities of registered closed-end investment companies on the open market where no commission or profit results, other than the usual and customary broker’s commission and where as a result of such purchase the Fund would hold less than 3% of any class of securities, including voting securities, of any registered closed-end investment company and less than 5% of the Fund’s total assets, taken at current value, would be invested in securities of registered closed-end investment companies.

(5)            The Cornerstone Growth Fund II will not make investments for the purpose of exercising control or management of any company.

(6)            The Cornerstone Growth Fund II will limit its purchases of securities of any issuer (other than the United States or an instrumentality of the United States) in such a manner that it will satisfy at all times the requirements of Section 5(b)(1) of the 1940 Act (i.e., that at least 75% of the value of its total assets is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other investment companies, and other securities for the purpose of the foregoing limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer.)

(7)            The Cornerstone Growth Fund II will not concentrate 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. Government securities, in securities issued by companies engaged in the same industry.

(8)            The Cornerstone Growth Fund II will not acquire or retain any security issued by a company, an officer or director of which is an officer or trustee of the Fund or an officer, director or other affiliated person of its investment adviser.

(9)            The Cornerstone Growth Fund II will not acquire or retain any security issued by a company if any of the trustees or officers of the Fund, or directors, officers or other affiliated persons of its investment adviser beneficially own more than 0.5% of such company’s securities and all of the above persons owning more than 0.5% own together more than 5% of its securities.

(10)            The Cornerstone Growth Fund II will not act as an underwriter or distributor of securities other than shares of the Fund and will not purchase any securities which are restricted from sale to the public without registration under the Securities Act of 1933, as amended.

(11)            The Cornerstone Growth Fund II will not purchase any interest in any oil, gas or any other mineral exploration or development program.

(12)            The Cornerstone Growth Fund II will not purchase or sell real estate or real estate mortgage loans.

(13)            The Cornerstone Growth Fund II will not purchase or sell commodities or commodities contracts, including futures contracts.

OTHER INVESTMENT RESTRICTIONS.  The following investment restrictions (or operating policies) of the Cornerstone Growth Fund II may be changed by the Board of Trustees without shareholder approval.

(1)           The Cornerstone Growth Fund II will not invest in illiquid securities if at the time of acquisition more than 15% of its net assets would be invested in such securities.  “Illiquid securities” are securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, that do not mature within seven days, or that the Manager, in accordance with guidelines approved by the Board of Trustees, has not determined to be liquid and includes, among other things, repurchase agreements maturing in more than seven days.  Securities purchased in accordance with Rule 144A under the 1933 Act and determined to be liquid by the Board of Trustees are not subject to the limitations set forth in this investment restriction.

(2)           The Cornerstone Growth Fund II will not make short sales of securities or maintain a short position, except to the extent permitted by applicable law.

INVESTMENT CONSIDERATIONS

The Fund Prospectus describes the principal investment strategies and risks of the Funds.  This section expands upon that discussion and also describes non-principal investment strategies and risks of the Funds.

DOW JONES INDUSTRIAL AVERAGE.  The Total Return Fund and Balanced Fund invest in stocks in The Dow Jones Industrial Average (“DJIA”).  The DJIA consists of the following 30 common stocks:

Aluminum Co. of America (ALCOA)	Kraft Foods Inc.
American Express Co.	McDonald’s Corp.
AT&T Inc.	Merck & Co., Inc.
Bank of America Corp.	Microsoft Corp.
Caterpillar Inc.	Minnesota Mining & Manufacturing Co. (3M)
Chevron Corp.	Pfizer Inc.
Cisco Systems, Inc.	Procter & Gamble Co.
E.I du Pont De Nemours & Co., Inc.	The Boeing Co.
Exxon Mobil Corporation	The Coca-Cola Company
General Electric Co.	The Home Depot, Inc.
Hewlett-Packard Co.	The Travelers Companies, Inc.
Intel Corp.	The Walt Disney Company
International Business Machines Corp. (IBM)	United Technologies Corp.
J.P. Morgan & Co., Inc.	Verizon Communications Inc.
Johnson & Johnson	Wal-Mart Stores, Inc.

The DJIA is the property of Dow Jones & Company, Inc.  Dow Jones & Company, Inc. is not affiliated with either Fund or the Funds’ investment adviser.  Dow Jones & Company, Inc. has not participated in any way in the creation of the Funds or in the selection of stocks included in the Funds and has not approved any information included herein related thereto.

The first DJIA, consisting of 12 stocks, was published in The Wall Street Journal in 1896.  The list grew to 20 stocks in 1916 and to 30 stocks on October 1, 1928.  Dow Jones & Company, Inc. from time to time changes the stocks comprising the DJIA, although such changes are infrequent.

The investment strategies of each of the Total Return Fund and Balanced Fund are unlikely to be affected by the requirement that it not concentrate its investments since currently no more than three companies in the DJIA are engaged primarily in any one industry.  Similarly, each of these Fund’s investment strategies is unlikely to be materially affected by the requirement that it meet the diversification requirements of the Internal Revenue Code since each of these Funds will have approximately 50% of its assets invested in U.S. Treasury securities and the remainder of its assets divided among at least ten stocks.  However, the diversification requirement for each of the Total Return Fund and Balanced Fund may preclude it from effecting a purchase otherwise dictated by its investment strategy.  Finally, because of the requirements of the 1940 Act, each of these Funds will not invest more than 5% of its total assets in the common stock of any issuer that derives more than 15% of its revenues from securities-related activities.  From time to time, this requirement may preclude each of the Total Return Fund and Balanced Fund from effecting a purchase otherwise dictated by its investment strategy.

SPECIAL CONSIDERATION RELATING TO DEPOSITARY RECEIPTS.  As noted in the Fund Prospectus, the Cornerstone Growth Fund, Cornerstone Growth Fund II and Cornerstone Value Fund may each invest in the securities of foreign issuers, including American Depository Receipts (“ADRs”).  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  For purposes of the investment policies of the Cornerstone Growth Fund, Cornerstone Growth Fund II and Cornerstone Value Fund, ADRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR evidencing ownership of common stock will be treated as common stock.

Such investments may involve risks which are in addition to the usual risks inherent in domestic investments.  The value of the foreign investments of the Cornerstone Growth Fund, Cornerstone Growth Fund II and Cornerstone Value Fund may be significantly affected by changes in currency exchange rates and these Funds may incur costs in converting securities denominated in foreign currencies to U.S. dollars.  Although these Funds intend to invest in securities of foreign issuers domiciled in nations which the Funds’ investment adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments in those nations.

Many of the foreign securities held in the form of ADRs by the Cornerstone Growth Fund, Cornerstone Growth Fund II and Cornerstone Value Fund are not registered with the Securities and Exchange Commission (“SEC”), nor are the issuers thereof subject to SEC reporting requirements.  Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Cornerstone Growth Fund and Cornerstone Value Fund than is available concerning U.S. companies.  Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

Investment income on certain foreign securities may be subject to foreign withholding or other taxes that could reduce the return on these securities.  Tax treaties between the U.S. and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Cornerstone Growth Fund, Cornerstone Growth Fund II and Cornerstone Value Fund would be subject.

ILLIQUID SECURITIES.  Each of the Cornerstone Growth Fund, the Cornerstone Growth Fund II, the Focus 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund may invest up to 15% of its net assets in illiquid securities, although it is not expected that any of these Funds will invest in illiquid securities.

Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act.  Where registration is required, the Cornerstone Growth Fund, the Cornerstone Growth Fund II, the Focus 30 Fund, the Cornerstone Large Growth Fund or the Cornerstone Value Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time such Fund may be permitted to sell a security under an effective registration statement.  If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes.  These instruments are often restricted securities because the securities are sold in transactions not requiring registration.  Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer’s ability to honor a demand for repayment.  Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.  Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders.  Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority.  An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities held by the Cornerstone Growth Fund, the Cornerstone Growth Fund II, the Focus 30 Fund, the Cornerstone Large Growth Fund or the Cornerstone Value Fund, however, could affect adversely the marketability of securities of each of these Funds and these Funds might be unable to dispose of such securities promptly or at favorable prices.

The Board of Directors/Trustees has delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Board.  The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trades for the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer).  The Manager monitors the liquidity of restricted securities in the Cornerstone Growth Fund, the Cornerstone Growth Fund II, the Focus 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund and reports periodically on such decisions to the Board of Directors/Trustees.

REPURCHASE AGREEMENTS.  Each Fund may enter into a repurchase agreement through which an investor (such as the Fund) repurchases a security (known as the “underlying security”) from a well-established securities dealer or bank that is a member of the Federal Reserve System.  Any such dealer or bank will be on the Fund’s approved list.  Each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Manager to present minimum credit risks in accordance with guidelines established by the Fund’s Board of Directors/Trustees.  The Manager will review and monitor the creditworthiness of those institutions under the Board’s general supervision.

At the time of entering into the repurchase agreement, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest.  Repurchase agreements are generally for a short period of time, often less than a week.  Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities.  Each Fund will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity limitations) which the Fund’s investment guidelines would allow it to purchase directly; (ii) the market value of the underlying security will at all times be equal to at least 102% of the value of the repurchase agreement; and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund’s custodian or a bank acting as agent.  In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including (1) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights.

LENDING OF FUND SECURITIES.  In accordance with applicable law, each of the Cornerstone Growth Fund, the Focus 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund, to earn additional income, may lend portfolio securities (representing not more than 33-1/3% of its total assets) to banks, broker-dealers or financial institutions that the Manager deems qualified, but only when the borrower maintains with each of these Fund’s custodian bank collateral either in cash or money market instruments in an amount equal to at least 102% of the market value of the securities loaned, determined on a daily basis and adjusted accordingly.  There may be risks of delay in recovery of the securities and capital or even loss of rights in the collateral should the borrower of the securities default on its obligation to return borrowed securities because of insolvency or otherwise.  However, loans will only be made to borrowers deemed by the Manager to be of good standing and when, in the judgment of the Manager, the consideration that can be earned currently from such securities loans justifies the attendant risk.  All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Directors/Trustees.  During the period of the loan the Manager will monitor all relevant facts and circumstances, including the creditworthiness of the borrower.  Each of the Cornerstone Growth Fund, the Focus 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund will retain authority to terminate any loan at any time.  Each of these Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker.  Each of the Cornerstone Growth Fund, the Focus 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned.  Each of these Funds will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund’s interest.

CASH AND SHORT-TERM SECURITIES.  Each Fund may temporarily invest a portion of its total assets in cash or liquid short-term securities pending investment of such assets in securities in accordance with the Fund’s investment strategy, or to pay expenses or meet redemption requests.  The Manager generally will not use investments in cash and short-term securities for temporary defensive purposes.

Short-term securities in which the Funds may invest include certificates of deposit, commercial paper or commercial paper master notes rated, at the time of purchase, A-1 or A-2 by Standard & Poor’s Corporation (“Standard & Poor’s”) or Prime-1 or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”), U.S. Government Securities, repurchase agreements involving such securities and shares of money market mutual funds.  Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

With respect to money market mutual funds, in addition to the advisory fees and other expenses the Funds bear directly in connection with their own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s advisory fees and other expenses, and such fees and other expenses will be borne indirectly by that Fund’s shareholders.

The Manager does not expect assets invested in cash or liquid short-term securities to exceed 5% of any Fund’s total assets at any time except during rebalance periods or when shareholder and/or redemption activity is excessive.

BORROWING.  Each of the Funds, except the Total Return Fund, may borrow money from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge assets in connection with such borrowing.  Each of the Cornerstone Growth Fund, the Focus 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund may borrow for such purposes in an amount up to 33% of its total assets, while the Cornerstone Growth Fund II may borrow for such purposes in an amount up to 5% of its total assets and the Balanced Fund may borrow for such purposes in an amount up to 10% of its total assets.  The borrowing policy is a fundamental policy of each of these Funds, which cannot be changed with respect to a Fund without shareholder approval as described in “INVESTMENT RESTRICTIONS” above.

The Total Return Fund intends to borrow for investment purposes.  Borrowing for investment is known as leveraging.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique, which increases investment risk, but also increases investment opportunity.  Since approximately half of the Total Return Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Total Return Fund when it leverages its investments will increase more when the Total Return Fund’s portfolio assets increase in value and decrease more when the Total Return Fund’s portfolio assets decrease in value than would otherwise be the case.  Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds.  Under adverse conditions, the Total Return Fund might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales.  The Total Return Fund intends to use leverage whenever it is able to borrow on terms considered by its investment adviser to be reasonable.

As required by the 1940 Act, the Total Return Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed.  If, at any time, the value of the Total Return Fund’s assets should fail to meet this 300% coverage test, the Total Return Fund, within three days (not including Sundays and holidays), will reduce the amount of the Total Return Fund’s borrowings to the extent necessary to meet this 300% coverage.  Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.  Borrowing from a bank as a temporary measure for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement.

The Total Return Fund may enter into reverse repurchase agreements, which are considered to be borrowings under the 1940 Act.  Under a reverse repurchase agreement, the Total Return Fund sells portfolio securities and agrees to repurchase them at an agreed-upon future date and price.  When the Total Return Fund enters into a reverse repurchase agreement, it will maintain cash or liquid securities having a value equal to or greater than the repurchase price (including accrued interest).  Reverse repurchase agreements involve the risk that the market value of the securities sold by the Total Return Fund may decline below the price of the securities it is obligated to repurchase.

DIRECTORS/TRUSTEES AND OFFICERS

MANAGEMENT INFORMATION

The business and affairs of the Hennessy Funds are managed by their Officers under the direction of their respective Board of Directors/Trustees.  The name, age, address, principal occupation(s) during the past five years, and other information with respect to each of the Directors/Trustees and Officers of the Hennessy Funds are set forth below.  The Cornerstone Growth Fund, the Cornerstone Growth Fund II, the Focus 30 Fund, the Cornerstone Large Growth Fund, the Cornerstone Value Fund, the Total Return Fund, the Balanced Fund, the Select Large Growth Fund, the Hennessy Select SPARX Japan Fund and the Hennessy Select SPARX Japan Smaller Companies Fund are the only funds in the fund complex.  Information specific to each of the Hennessy Select SPARX Japan Fund and the Hennessy Select SPARX Japan Smaller Companies Fund, each of which is a series of Hennessy SPARX Funds Trust (“HSFT”), is contained in a separate Statement of Additional Information.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships (During Past 5 Years) Held by Trustee

Dsinterested Director /Trustees (as defined below)
J. Dennis DeSousa Age: 75 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Director /Trustee	Indefinite, until successor elected Served since January 1996 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT	Currently a real estate investor.	10	None.
Robert T. Doyle Age: 63 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Director /Trustee	Indefinite, until successor elected Served since January 1996 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT	Currently the Sheriff of Marin County, California (since 1996) and has been employed in the Marin County Sheriff’s Office in various capacities since 1969.	10	None.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships (During Past 5 Years) Held by Trustee

Gerald P. Richardson Age: 65 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Director /Trustee	Indefinite, until successor elected Served since May 2004 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT	Formerly the Chief Executive Officer and owner of ORBIS Payment Services. Mr. Richardson is now an independent consultant in the securities industry .	10	None.
“Interested Persons” (as defined in the 1940 Act)
Neil J. Hennessy(1) Age: 55 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Director/Trustee, President and Chairman of the Board	Trustee: Indefinite, until successor elected Served since January 1996 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT Officer: 1 year term Served since June 2008 HMFI, HFI and HFT; and since September 2009 HSFT	President, Chairman, CEO and Portfolio Manager of Hennessy Advisors, Inc., the Hennessy Funds’ investment adviser, since 1989; President of HMFI and HFI from 1996 through June 2008; President of HFT from 2005 through June 2008; and President of HSFT since September 2009.	10	Director of Hennessy Advisors, Inc.
_______________
(1)	All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Fund.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships (During Past 5 Years) Held by Trustee

Interested Persons
Joe Fahy(1) Age: 33 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Chief Compliance Officer	1 year term Since June 2010 HMFI, HFI, HFT; and HSFT	Chief Compliance Officer for the Hennessy Funds since 2010. Mr. Fahy has been with the Hennessy Funds since 2005 and has held a number of roles in the Sales and Finance Departments.	N/A	N/A
Ana Miner(1) Age: 52 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Vice President of Operations	1 year term Since March 2000 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT	Has been employed by Hennessy Advisors, Inc., the Hennessy Funds’ investment adviser, since 1998.	N/A	N/A
Teresa M. Nilsen(1) Age: 44 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Executive Vice President and Treasurer	1 year term Since January 1996 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT
Currently Executive Vice President, Chief Financial Officer and Secretary of Hennessy Advisors, Inc., the Hennessy Funds’ investment adviser; Ms. Nilsen has been the corporate secretary and a financial officer of Hennessy Advisors, Inc. since 1989; Ms. Nilsen has been an officer of the Hennessy Funds since 1996, currently she is Executive Vice President and Treasurer.
				N/A	N/A
_______________
(1)	All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Fund.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships (During Past 5 Years) Held by Trustee

Interested Persons
Daniel B. Steadman(1) Age: 54 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Executive Vice President and Secretary	1 year term Since March 2000 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT
Executive Vice President of Hennessy Advisors, Inc., the Hennessy Funds’ investment adviser, from 2000 to the present; Mr. Steadman has been Executive Vice President and Secretary of the Hennessy Funds since 2000.
				N/A	N/A
Tania A. Kelley(1) Age: 45 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Vice President of Marketing	1 year term Since October 2003 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT	Has been employed by Hennessy Advisors, Inc., the Hennessy Funds’ investment adviser, since October 2003; Director of Sales and Marketing for ATT/Comcast from 2000 through 2003.	N/A	N/A
Brian Peery(1) Age: 41 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Co-Portfolio Manager and Vice President	1 year term As Vice President, since March 2003 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT As Co-Portfolio Manager, since February 2011 HMFI, HFI, HFT and HSFT
Has been employed by Hennessy Advisors, Inc., the Hennessy Funds’ investment adviser, since June 2002; Vice President of Institutional Sales and Senior Analyst with Brad Peery Inc. from June 2000 to June 2002; from 1996 to 2002, Mr. Peery worked for Haywood Securities where has was a Vice President.
				N/A	N/A
_______________
(1)	All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Fund.

Pursuant to the terms of the Management Agreements (as defined below) with HMFI, HFT, HSFT and HFI, the Manager, on behalf of the Funds, pays the compensation of all Officers and Directors/Trustees who are affiliated persons of the Manager.

DIRECTOR/TRUSTEE QUALIFICATIONS

Neil J. Hennessy has been a Director/Trustee and portfolio manager of the Hennessy Funds for many years.  His experience and skills as a portfolio manager, as well as his familiarity with the investment strategies utilized by the Manager and with the Cornerstone Series of the Hennessy Funds’ portfolios, led to the conclusion that he should serve as a Director/Trustee.  J. Dennis DeSousa’s experience as a real estate investor has honed his understanding of financial statements and the issues that confront businesses, and his diligent and thoughtful service as a director of the Hennessy Funds for over 14 years has provided him with a solid understanding of the mutual fund industry.  Serving as a sheriff, Robert T. Doyle, has honed his organizational and problem solving skills, making him a valuable resource when addressing issues that confront the Hennessy Funds.  Further, Mr. Doyle’s diligent and thoughtful service as a Director/Trustee of the Hennessy Funds for over 14 years has provided him with a detailed understanding of the mutual fund industry.  As the chief executive officer of a company, Gerald P. Richardson gained familiarity with financial statements and developed a deep understanding of the demands of operating a business and addressing the issues that confront businesses.  Further, Mr. Richardson’s experience in the securities industry as a consultant makes him a valuable resource to the Board of Directors/Trustees.  Each of Messrs. DeSousa, Doyle and Richardson takes a conservative and thoughtful approach to addressing issues facing the Hennessy Funds.  The combination of skills and attributes discussed above led to the conclusion that each of Messrs. DeSousa, Doyle and Richardson should serve as a Director/Trustee.

BOARD LEADERSHIP STRUCTURE

The Board of Directors/Trustees has general oversight responsibility with respect to the operation of the Hennessy Funds.  The Board of Directors/Trustees has engaged the Manager to manage the Hennessy Funds and is responsible for overseeing the Manager and other service providers to the Hennessy Funds in accordance with the provisions of the 1940 Act and other applicable laws.  The Board of Directors/Trustees has established an Audit Committee to assist the Board in performing its oversight responsibilities.

Neil J. Hennessy serves as the Chairman of the Board of Directors/Trustees.  The Hennessy Funds do not have a lead disinterested Director/Trustee.  The small size of the Board of Directors/Trustees, consisting of one interested Director/Trustee and three disinterested Directors/Trustees, facilitates open discussion and significant involvement by all of the directors without the need for a lead disinterested Director/Trustee.  Mr. Hennessy’s in-depth knowledge of the Hennessy Funds and their operations enables him to effectively set board agendas and ensure appropriate processes and relationships are established with both the Manager and the Board of Directors/Trustees, while the business acumen of Messrs. DeSousa, Doyle and Richardson, and long experience in the mutual fund industry serving as Directors/Trustees of the Hennessy Funds, enables them to effectively and accurately assess the information being provided to the Board of Directors/Trustees to ensure that they are appropriately fulfilling their fiduciary duties to the Hennessy Funds and their shareholders.  In light of these factors, the Hennessy Funds have determined that their leadership structure is appropriate.

BOARD OVERSIGHT OF RISK

Through its direct oversight role, and indirectly through the Audit Committee, Hennessy Funds officers and service providers, the Board of Directors/Trustees performs a risk oversight function for the Hennessy Funds.  To effectively perform its risk oversight function, the Board of Directors/Trustees, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Hennessy Funds; reviews and approves, as applicable, the compliance policies and procedures of the Hennessy Funds; approves the Hennessy Funds’ principal investment policies; meets with representatives of various service providers, including the Manager and the independent registered public accounting firm of the Hennessy Funds, to review and discuss the activities of the Hennessy Funds and to provide direction with respect thereto; and appoints a chief compliance officer of the Hennessy Funds who oversees the implementation and testing of the Hennessy Funds’ compliance program and reports to the Board of Directors/Trustees regarding compliance matters for the Hennessy Funds and their service providers.

The Hennessy Funds have an Audit Committee, which is discussed below.  The Audit Committee plays a significant role in the risk oversight of the Hennessy Funds as they meet annually with the auditors of the Hennessy Funds and regularly with the Hennessy Funds’ chief compliance officer to discuss, among other things, financial risk, including internal controls over financial reporting.

BOARD COMMITTEES

The Board of Directors/Trustees has an Audit Committee whose members are Messrs. DeSousa, Doyle (Chairman) and Richardson.  The primary functions of the Audit Committee are to recommend to the Board of Trustees the independent registered public accounting firm to be retained to perform the annual audit, to review the results of the audit, to review the Funds’ internal controls and to review certain other matters relating to the Funds’ independent registered public accounting firm and financial records.  The Audit Committee met twice during the fiscal year ended October 31, 2010 .

BOARD COMPENSATION

The Hennessy Funds pay Directors/Trustees who are not interested persons of the Funds (each, a “Disinterested Director”) fees for serving as Directors/Trustees.  HMFI pays each Disinterested Director a $2,250 fee for each meeting of the Board of Directors/Trustees attended, of which each of the Cornerstone Growth Fund, the Focus 30 Fund and the Cornerstone Value Fund pays one-third.  HFT pays each Disinterested Director a $2,250 fee for each meeting of the Board of Trustees attended, of which each of the Cornerstone Growth Fund II, the Cornerstone Large Growth Fund and the Select Large Value Fund pays one-third.  HFI pays each Disinterested Director a $1,000 fee for each meeting of the Board of Directors/Trustees attended, of which each of the Total Return Fund and Balanced Fund each pays one-half.  HSFT pays each Disinterested Director a $1,500 fee for each meeting of the Board of Directors/Trustees attended, of which each of the Hennessy Select SPARX Japan Fund and the Hennessy Select SPARX Japan Smaller Companies Fund each pays one-half.  The Hennessy Funds may also reimburse Directors/Trustees for travel expenses incurred in order to attend meetings of the Board of Directors/Trustees.

The table below sets forth the compensation paid by HMFI to each of the current Directors of HMFI for services as directors for the fiscal year ended October 31, 2010 :

Name of Person	Aggregate Compensation from HMFI	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from HMFI and Fund Complex (1) Paid to Directors
Disinterested Directors
J. Dennis DeSousa	$9,000	$0	$0	$28,000
Robert T. Doyle	$9,000	$0	$0	$28,000
Gerald P. Richardson	$9,000	$0	$0	$28,000
“Interested Persons” (as defined in the 1940 Act)
Neil J. Hennessy	$0	$0	$0	$0
__________________
(1)
The Cornerstone Growth Fund, the Cornerstone Growth Fund II, the Focus 30 Fund, the Cornerstone Large Value Fund, the Cornerstone Value Fund, the Total Return Fund, the Balanced Fund, the Select Large Value Fund, the Hennessy Select SPARX Japan Fund and the Hennessy Select SPARX Japan Smaller Companies Fund are the only funds in the fund complex.

The table below sets forth the compensation paid by HFT to each of the current Trustees of HFT for services as Trustees for the twelve months ended October 31, 2010 :

Name of Person	Aggregate Compensation from HFT	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from HFT and Fund Complex (1) Paid to Trustees
Disinterested Directors
J. Dennis DeSousa	$9,000	$0	$0	$28,000
Robert T. Doyle	$9,000	$0	$0	$28,000
Gerald P. Richardson	$9,000	$0	$0	$28,000
“Interested Persons” (as defined in the 1940 Act)
Neil J. Hennessy	$0	$0	$0	$0
_________________
(1)
The Cornerstone Growth Fund, the Cornerstone Growth Fund II, the Focus 30 Fund, the Cornerstone Large Value Fund, the Cornerstone Value Fund, the Total Return Fund, the Balanced Fund, the Select Large Value Fund, the Hennessy Select SPARX Japan Fund and the Hennessy Select SPARX Japan Smaller Companies Fund are the only funds in the fund complex.

The table below sets forth the compensation paid by HFI to each of the current Directors of HFI for services as directors for the fiscal year ended October 31, 2010 :

Name of Person	Aggregate Compensation from HFI	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from HFI and Fund Complex (1) Paid to Directors
Disinterested Directors
J. Dennis DeSousa	$4,000	$0	$0	$28,000
Robert T. Doyle	$4,000	$0	$0	$28,000
Gerald P. Richardson	$4,000	$0	$0	$28,000
“Interested Persons” (as defined in the 1940 Act)
Neil J. Hennessy	$0	$0	$0	$0
____________________
(1)
The Cornerstone Growth Fund, the Cornerstone Growth Fund II, the Focus 30 Fund, the Cornerstone Large Value Fund, the Cornerstone Value Fund, the Total Return Fund, the Balanced Fund, the Select Large Value Fund, the Hennessy Select SPARX Japan Fund and the Hennessy Select SPARX Japan Smaller Companies Fund are the only funds in the fund complex.

Because the Manager and the Administrator perform substantially all of the services necessary for the operation of the Funds, the Funds require no employees.  No officer, director or employee of the Manager or the Administrator receives any compensation from the Funds for acting as a Director/Trustee or Officer.

OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS

As of December 31, 2010 , the Officers and Directors/Trustees of the Hennessy Funds as a group ( 11  persons) owned an aggregate of less than 1% of the outstanding Original Class shares of each Fund and less than 1% of the outstanding Institutional Class shares of each Fund.

No person is deemed to “control” any of the Funds, as that term is defined in the 1940 Act, because no Fund knows of any person who owns beneficially or through controlled companies more than 25% of a Fund’s shares or who acknowledges the existence of control.  The Funds do not control any person.

As of December 31, 2010 , the following shareholders owned more than 5% of the outstanding voting securities of the Original Share Classes of the following funds (no shareholder owned more than 5% of the outstanding voting securities of the Cornerstone Large Growth Fund).   These holders are referred to as principal shareholders.

Cornerstone Growth Fund:
Charles Schwab & Co., Inc. San Francisco, CA 94104-4151	33.17%
National Financial Services, LLC New York, NY 10281-1003	17.58%
TD Ameritrade, Inc., for the Exclusive Benefit of Customers P.O. Box 2226 Omaha, NE 68103-2226	5.79%
Cornerstone Growth Fund II:
Charles Schwab & Co., Inc. San Francisco, CA 94104-4151	48.87%
National Financial Services, LLC New York, NY 10281-1003	13.40%
TD Ameritrade, Inc., for the Exclusive Benefit of Customers P.O. Box 2226 Omaha, NE 68103-2226	8.97%
Focus 30 Fund:
Charles Schwab & Co., Inc., for the Exclusive Benefit of Customers San Francisco, CA 94104-4151	35.56%
National Financial Services, LLC, for the Exclusive Benefit of Customers New York, NY 10281-1003	22.12%
TD Ameritrade, Inc., for the Exclusive Benefit of Customers P.O. Box 2226 Omaha, NE 68103-2226	6.13%

Cornerstone Value Fund:
National Financial Services, LLC New York, NY 10281-1003	15.00%
Charles Schwab & Co., Inc. San Francisco, CA 94104-4151	14.73%
Total Return Fund:
National Financial Services, LLC New York, NY 10281-1003	14.19%
Charles Schwab & Co., Inc. San Francisco, CA 94104-4151	6.02%
Balanced Fund:
Charles Schwab & Co., Inc. Special Custody Account for Customers San Francisco, CA 94104-4151	10.53%
Jerry and Don’s Yager Pump and Well 401(k) FBO Jim Mickelson Petaluma, CA 94953-2689	7.11%
U.S. Bank N.A. Custodian Leo Lovi IRA Redwood City, CA 94061-3920	5.95%
National Financial Services, LLC New York, NY 10281-1003	5.73%

As of December 31, 2010 , the following shareholders owned more than 5% of the outstanding voting securities of the Institutional Share Classes of the following funds:

Cornerstone Growth Fund:
Charles Schwab & Co., Inc. San Francisco, CA 94104-4151	17.47%
Karen Joy Khusro Bloomington, IL 61704-2813	12.82%
Rachael E. Schwartz Washington, DC 20008-1238	11.69%
Eastport Health Care, Inc. Attn. Charles Wellman Eastport, ME 04631-0909	9.44%
U.S. Bank N.A. Custodian Jack L. Klebanoff IRA Walnut Creek, CA 94596-6006	9.39%
Gerald J. Hietpas and Barbara J. Hietpas JTWROS Little Chute, WI 54140-2262	8.08%
U.S. Bank N.A. Custodian Jack C. Vaughn IRA Dallas, TX 75205-2102	7.64%
U.S. Bank N.A. Custodian Conroe, TX 77302-3459	7.50%
Hennessy Advisors, Inc. Retirement Trust Novato, CA 94945-3272	7.18%
National Financial Services, LLC New York, NY 10281-1003	6.32%
Cornerstone Growth Fund II:
Merrill Lynch Pierce Fenner and Smith, Inc., For the Sole Benefit of its Customers Jacksonville, FL 32246-6484	82.40%
Hennessy Advisors, Inc. Retirement Trust Novato, CA 94945-3272	17.60%

Focus 30 Fund:
Charles Schwab & Co., Inc. San Francisco, CA 94104-4151	60.19%
National Financial Services Corp. New York, NY 10281-5503	29.11%
Cornerstone Value Fund:
Eastport Health Care, Inc. Attn. Charles Wellman Eastport, ME 04631-0909	23.06%
Kishor Nathaniel Jain Custodian Sandup Kishor Jain Frankfort, IL 60423-1058	22.16%
Thomas F. Smith and Killian M. Smith Decator, GA 30034-4408	17.47%
Marilyn J. Ingarra Melville, NY 11747-5354	17.46%
Hennessy Advisors, Inc. Retirement Trust Novato, CA 94945-3272	12.29%
Merrill Lynch Pierce Fenner and Smith, Inc., For the Sole Benefit of its Customers Jacksonville, FL 32246-6484	7.28%
Cornerstone Large Growth Fund:
Hennessy Advisors, Inc. Retirement Trust Novato, CA 94945-3272	92.31%
Charles Schwab & Co., Inc. San Francisco, CA 94104-4151	7.69%

The following table sets forth the dollar range of equity securities beneficially owned by each Director/Trustee in the Funds as of December 31,  2010 :

Name of Director/Trustee	Dollar Range of Equity Securities in the Cornerstone Growth Fund	Dollar Range of Equity Securities in the Cornerstone Growth Fund II	Dollar Range of Equity Securities in the Focus 30 Fund	Dollar Range of Equity Securities in the Cornerstone Large Growth Fund
Disinterested Directors

J. Dennis DeSousa	$10,001-$50,000	$1-$10,000	$10,001-$50,000	None
Robert T. Doyle	None	None	None	None
Gerald P. Richardson	$10,001-$50,000	$1-$10,000	$10,001-$50,000	None
“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000

Name of Director/Trustee	Dollar Range of Equity Securities in the Cornerstone Value Fund	Dollar Range of Equity Securities in the Total Return Fund	Dollar Range of Equity Securities in the Balanced Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director (Trustee) in Family of Investment Companies(1)
Disinterested Directors

J. Dennis DeSousa	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$50,001-$100,000
Robert T. Doyle	None	$10,001-$50,000	None	$10,001-$50,000
Gerald P. Richardson	$10,001-$50,000	$1-$10,000	$1-$10,000	Over $100,000
“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	Over $100,000
________________
(1)
The Cornerstone Growth Fund, the Cornerstone Growth Fund II, the Focus 30 Fund, the Cornerstone Large Value Fund, the Cornerstone Value Fund, the Total Return Fund, the Balanced Fund, the Select Large Value Fund, the Hennessy Select SPARX Japan Fund and the Hennessy Select SPARX Japan Smaller Companies Fund are the only funds in the fund complex.

None of the Directors/Trustees who are Disinterested Directors, or any members of their immediate family, own shares of the Manager or companies, other than registered investment companies, controlled by or under common control with the Manager.

MANAGEMENT OF THE FUNDS

THE MANAGER.  The investment adviser to the Hennessy Funds is Hennessy Advisors, Inc. (the “Manager”).  The Manager acts as the investment manager of each Fund pursuant to separate management agreements with HMFI, HFT and HFI (collectively, the “Management Agreements”).  The Manager furnishes continuous investment advisory services and management to the Hennessy Funds.  The Manager is controlled by Neil J. Hennessy, who currently owns 32.3 % of the outstanding voting securities of the Manager.

Under the Management Agreements, the Manager is entitled to an investment advisory fee in respect of each Fund, computed daily and payable monthly, at the annual rate of each Fund’s average daily net assets as shown below:

Cornerstone Growth Fund	0.74%
Cornerstone Growth Fund II	0.74%
Focus 30 Fund	0.74%
Cornerstone Large Growth Fund	0.74%
Cornerstone Value Fund	0.74%
Total Return Fund	0.60%
Balanced Fund	0.60%

Pursuant to the Management Agreements, the Manager is responsible for investment management of each Fund’s portfolio, subject to general oversight by the Board of Directors/Trustees, and provides the Funds with office space.  In addition, the Manager is obligated to keep certain books and records of the Funds.  In connection therewith, the Manager furnishes each Fund with those ordinary clerical and bookkeeping services that are not being furnished by the Funds’ custodian, administrator or transfer agent.

Under the terms of the Management Agreements, each Fund bears all expenses incurred in its operation that are not specifically assumed by the Manager, the Administrator (as defined below) or the Distributor (as defined below) (other than pursuant to the 12b-1 plan of the Total Return Fund and Balanced Fund).  General expenses of the Funds not readily identifiable as belonging to one of the Funds are allocated among the Funds by or under the direction of the Board of Directors/Trustees in such manner as the Board determines to be fair and equitable.  Expenses borne by each Fund include, but are not limited to, the following (or the Fund’s allocated share of the following): (i) the cost (including brokerage commissions, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (ii) investment management fees; (iii) organizational expenses; (iv) filing fees and expenses relating to the registration and qualification of HMFI, HFT, HSFT or HFI or the shares of a Fund under federal or state securities laws and maintenance of such registrations and qualifications; (v) fees and expenses payable to Disinterested Directors; (vi) taxes (including any income or franchise taxes) and governmental fees; (vii) costs of any liability, directors’/trustees’ and officers’ insurance and fidelity bonds; (viii) legal, accounting and auditing expenses; (ix) charges of custodian, transfer agent and other agents; (x) expenses of setting in type and providing a camera-ready copy of the Fund Prospectus and supplements thereto, expenses of setting in type and printing or otherwise reproducing statements of additional information and supplements thereto and reports and proxy materials for existing shareholders; (xi) any extraordinary expenses (including fees and disbursements of counsel) incurred by HMFI, HFT, HSFT or HFI, as applicable, or the Fund; (xii) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; and (xiii) costs of meetings of shareholders.  The Manager may voluntarily waive its management fee or subsidize other Fund expenses.  This may have the effect of increasing a Fund’s return.

Under the Management Agreements, the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by HMFI, HFT, HSFT, HFI or any Fund in connection with the performance of the Management Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Management Agreements have an initial term of two years and may be renewed from year to year thereafter so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.  Each Management Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act).  The Management Agreements may be terminated by HMFI, HFT, HSFT or HFI with respect to a Fund or by the Manager upon 60 days’ prior written notice.

The Manager has undertaken to reimburse each of the Funds to the extent that the aggregate annual operating expenses of the Institutional Class shares, including the investment advisory fee and the administration fee but excluding interest, reimbursement payments to securities lenders for dividend and interest payments on securities sold short, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of the Fund’s Institutional Class shares for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale or, if the states in which the shares of the Fund are qualified for sale impose no such restrictions, 0.98%.  With respect to the Original Class shares of the Cornerstone Large Growth Fund, the Manager has undertaken to reimburse each of the Fund to the extent that the aggregate annual operating expenses of the Original Class shares, including the investment advisory fee and the administration fee but excluding interest, reimbursement payments to securities lenders for dividend and interest payments on securities sold short, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of the Fund’s Original Class shares for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale.  As of the date hereof, no such state law provision was applicable to any Fund.  If the accrued amount of the expenses of the Fund exceeds the expense limitation, the Fund creates an account receivable from the Manager for the amount of such excess.  In such a situation the monthly payment of the Manager’s fee will be reduced by the amount of such excess (and if the amount of such excess in any month is greater than the monthly payment of the Manager’s fee, the Manager will pay the Fund the amount of such difference), subject to adjustment month by month during the balance of the Fund’s fiscal year if accrued expenses thereafter fall below this limit.  If, in any of the three fiscal years following any fiscal year in which the Manager has reimbursed a Fund for excess expenses, such Fund’s expenses, as a percentage of such Fund’s average net assets, are less than the applicable expense ratio limit, such Fund shall repay to the Manager the amount the Manager reimbursed the Fund; provided, however, that the Fund’s expense ratio shall not exceed the applicable limit.

During the fiscal years ended October 31, 2010, 2009 and 2008 the Cornerstone Growth Fund, the Focus 30 Fund and the Cornerstone Value Fund paid the following fees to the Manager pursuant to the Management Agreement.  For the same period, the Manager did not reimburse fees and expenses of any of the Funds.   For the year ended October 30, 2010, the Manager did not reimburse Institutional Class expenses of the Cornerstone Growth Fund, the Focus 30 Fund or the Cornerstone Value Fund.

Advisory Fees Paid to Advisor

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2010	October 31, 2009	October 31, 2008
Cornerstone Growth Fund	$1,639,511	$1,882,422	$4,507,375
Focus 30 Fund	$1,083,048	$1,211,554	$1,621,538
Cornerstone Value Fund	$1,130,082	$707,415	$1,128,306

During the fiscal years ended October 31, 2010, 2009 and 2008 , the Cornerstone Growth Fund II paid the fees set forth below to the Manager pursuant to the Management Agreement.  The Manager reimbursed Institutional Class expenses of $ 531 for the Cornerstone Growth Fund II for the year ended October 31, 2010 .

Advisory Fees Paid to Advisor

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2010	October 31, 2009	October 31, 2008
Cornerstone Growth Fund II	$231,029	$225,699	$607,588

During the fiscal year ended October 31, 2010, the period of October 1, 2009 through October 31, 2009 and the fiscal year ended September 30, 2009, the Cornerstone Large Growth Fund paid the fees set forth below to the Manager pursuant to the Management Agreement.  The Cornerstone Large Growth Fund commenced operation on March 20, 2009.  Prior to March 20, 2010, the Manager had contractually agreed to waive a portion of its fees and/or to reimburse the Cornerstone Large Growth Fund to the extent necessary to ensure that total annual operating expenses did not exceed 1.30% of the Cornerstone Large Growth Fund’s average daily net assets.  The Manager recouped $951 of previously reimbursed Original Class expenses for the Cornerstone Large Growth Fund for the fiscal year ended October 31, 2010.

Advisory Fees Paid to Advisor

	Fiscal Year Ended	Period Ended	Fiscal Year Ended
	October 31, 2010	October 31, 2009	September 30, 2009
Cornerstone Large Growth Fund	$553,644	$45,336	$442,796

During the fiscal years ended October 31, 2010, 2009 and 2008 , the Total Return Fund and Balanced Fund paid the following fees to the Manager pursuant to the Management Agreement.

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2010	October 31, 2009	October 31, 2008
Total Return Fund	$337,824	$295,880	$459,664
Balanced Fund	$72,662	$63,393	$84,820

The Funds have entered into a Servicing Agreement with the Manager (the “Servicing Agreement”).  Pursuant to the Servicing Agreement, the Manager will provide administrative support services to the Cornerstone Growth Fund, the Cornerstone Growth Fund II, the Focus 30 Fund, the Cornerstone Large Growth Fund, the Cornerstone Value Fund, the Total Return Fund and the Balanced Fund consisting of:

●	maintaining an “800” number that current shareholders may call to ask questions about these Funds or their accounts with the Funds;

●	assisting shareholders in processing exchange and redemption requests;

●	assisting shareholders in changing dividend options, account designations and addresses;

●	responding generally to questions of shareholders; and

●	providing such other similar services as these Funds may request.

For such services, each of the Funds pays an annual fee to the Manager equal to 0.10% of its average daily net assets.  The Institutional Class shares of the Funds are not subject to the Servicing Agreement fees.

During the fiscal years ended October 31, 2010, 2009 and 2008 , the Cornerstone Growth Fund, the Cornerstone Growth Fund II , the Focus 30 Fund, the Cornerstone Value Fund, the Total Return Fund and the Balanced Fund paid the following fees to the Manager pursuant to the Servicing Agreement.

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2010	October 31, 2009	October 31, 2008
Cornerstone Growth Fund	$217,567	$249,871	$603,479
Cornerstone Growth Fund II	$30,890	$30,355	$82,050
Focus 30 Fund	$122,675	$138,766	$195,316
Cornerstone Value Fund	$151,486	$94,724	$151,814
Total Return Fund	$56,304	$49,313	$76,611
Balanced Fund	$12,110	$10,566	$14,137

During the fiscal year ended October 31, 2010, the period of October 1, 2009 through October 31, 2009 and the fiscal year ended September 30, 2009, the Cornerstone Large Growth Fund paid the Manager $74,763, $6,123 and $33,417, respectively, pursuant to the Servicing Agreement.  The Cornerstone Large Growth Fund commenced operations March 20, 2009.

The Servicing Agreement may be terminated with respect to each of the Funds by either party thereto upon sixty days’ written notice to the other party, and will be terminated if its continuance is not approved with respect to each Fund at least annually by a majority of those Directors/Trustees who are not parties thereto or “interested persons” (as defined in the 1940 Act) of any such party.

THE PORTFOLIO MANAGERS.  The Manager is the sole investment adviser to the Funds.  The portfolio managers to the Funds may have responsibility for the day-to-day management of accounts other than the Funds.  Information regarding these other accounts is set forth below.  The number of accounts and assets is shown as of October 31, 2010 .

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Neil J. Hennessy	3 $0.69 billion	1 $1.6 million	0 $ 0	0 $ 0	0 $ 0	0 $ 0

Brian Peery	3 $0.69 billion	1 $1.6 million	0 $ 0	0 $ 0	0 $ 0	0 $ 0

The portfolio managers are often responsible for managing other accounts.  The Manager typically assigns accounts with similar investment strategies to the portfolio managers to mitigate the potentially conflicting investment strategies of accounts.  Other than potential conflicts between investment strategies, the side-by-side management of the Funds and other accounts may raise potential conflicts of interest due to the interest held by the Manager or one of its affiliates in an account and certain trading practices used by the portfolio managers (for example, cross trades between the Funds and another account and allocation of aggregated trades).  The Manager has developed policies and procedures reasonably designed to mitigate those conflicts.  In particular, the Manager has adopted policies limiting the ability of portfolio managers to cross securities between Funds and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

The portfolio managers are compensated in various forms.  The following table outlines the forms of compensation paid to the portfolio managers as of October 31, 2010 .

Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method Between Account Types)

Salary	Hennessy Advisors, Inc.
The board of directors of Hennessy Advisors, Inc. determines Neil J. Hennessy’s salary or Brian Peery’s salary, as the case may be, on an annual basis, and it is a fixed amount throughout the year.  It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

Performance Bonus	Hennessy Advisors, Inc.
The board of directors contractually grants to Neil J. Hennessy an annual performance bonus equal to 10% of the pre-tax profit of Hennessy Advisors, Inc., as computed for financial reporting purposes in accordance with generally accepted accounting principles.

The following tables sets forth the dollar range of equity securities of each Fund beneficially owned by the portfolio manager as of October 31, 2010 :

Name	Dollar Range of Equity Securities in the Cornerstone Growth Fund	Dollar Range of Equity Securities in the Cornerstone Growth Fund II	Dollar Range of Equity Securities in the Focus 30 Fund	Dollar Range of Equity Securities in the Cornerstone Large Growth Fund

Neil J. Hennessy	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000
Brian Peery	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	None

Name	Dollar Range of Equity Securities in the Cornerstone Value Fund	Dollar Range of Equity Securities in the Total Return Fund	Dollar Range of Equity Securities in the Balanced Fund

Neil J. Hennessy	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000
Brian Peery	$10,001-$50,000	$1-$10,000	$1-$10,000

  THE ADMINISTRATOR.  U.S. Bancorp Fund Services, LLC (the “Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administration services to the Funds pursuant to separate Fund Administration Servicing Agreements with HMFI, HFT, HSFT and HFI (collectively, the “Administration Agreements”).  The Administration Agreements provide that the Administrator will furnish the Funds with various administrative services including, but not limited to, (i) the preparation and coordination of reports to the Board of Directors/Trustees; preparation and filing of securities and other regulatory filings (including state securities filings); (ii) marketing materials, tax returns and shareholder reports; (iii) review and payment of Fund expenses; (iv) monitoring and oversight of the activities of the Funds’ other servicing agents (i.e., transfer agent, custodian, accountants, etc.); (v) maintaining books and records of the Funds; and (vi) administering shareholder accounts.  In addition, the Administrator may provide personnel to serve as officers of the Hennessy Funds.  The salaries and other expenses of providing such personnel are borne by the Administrator.  Under the Administration Agreements, the Administrator is required to exercise reasonable care and is not liable for any error of judgment or mistake of law or for any loss suffered by the Hennessy Funds in connection with its performance as Administrator, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties under the Administration Agreements.

For all services provided pursuant to the Administration Agreements, Fund Accounting Services Agreements (see below), Custodian Agreements (see below) and Transfer Agent Agreements (see below), the Administrator and its affiliates will receive from the Funds an annual fee, payable monthly, based on the average daily net assets of all of the funds in the fund complex, which includes the Cornerstone Growth Fund, the Cornerstone Growth Fund II, the Focus 30 Fund, the Cornerstone Large Growth Fund, the Cornerstone Value Fund, the Total Return Fund, the Balanced Fund, the Select Large Value Fund, the Hennessy Select SPARX Japan Fund and the Hennessy Select SPARX Japan Smaller Companies Fund.  The annual fee for the fund complex is equal to 0.255% of the first $1 billion of the average daily net assets of the fund complex, 0.21% of the next $1 billion of the average daily net assets of the fund complex and 0.17% of the average daily net assets of the fund complex in excess of $2 billion, subject to a minimum annual fee for the fund complex of $600,000.  The Administration Agreement will remain in effect until terminated by either party.  The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors/Trustees upon the giving of 90 days’ written notice to the Administrator, or by the Administrator upon the giving of 90 days’ written notice to the Trust.

During the fiscal years ended October 31, 2010, 2009 and 2008 , the Administrator received the following amounts in administration fees from the Cornerstone Growth Fund, the Cornerstone Growth Fund II , the Focus 30 Fund, the Cornerstone Value Fund, the Total Return Fund and the Balanced Fund , after waiving certain fees.

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2010	October 31, 2009	October 31, 2008
Cornerstone Growth Fund	$560,727	$654,138	$1,508,661
Growth Fund II	$78,767	$83,471	$203,228
Focus 30 Fund	$330,055	$423,766	$545,602
Cornerstone Value Fund	$388,012	$246,561	$378,545
Total Return Fund	$143,575	$131,401	$190,310
Balanced Fund	$30,882	$32,730	$35,095

During the fiscal year ended October 31, 2010, the period of October 1, 2009 through October 31, 2009 and the fiscal year ended September 30, 2009, the Administrator received the following amounts in administration fees from the Cornerstone Large Growth Fund and waived no fees.  The Cornerstone Large Growth Fund did not commence operation until March 20, 2009.

	Fiscal Year Ended	Period Ended	Fiscal Year Ended
	October 31, 2010	October 31, 2009	September 30, 2009
Cornerstone Large Growth Fund	$201,189	$15,623	$223,204

ACCOUNTING SERVICES AGREEMENT.  The Administrator also provides fund accounting services to the Funds pursuant to separate Fund Accounting Servicing Agreements with HMFI, HFT, HSFT and HFI (collectively, the “Fund Accounting Servicing Agreements”).  For its accounting services, the

Administrator and its affiliates are entitled to receive annual fees, payable monthly, based on the fee schedule set forth above under “THE ADMINISTRATOR.”

TRANSFER AGENT AND CUSTODIAN.  U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the Funds pursuant to separate Transfer Agent Agreements with HMFI, HFT, HSFT and HFI (collectively, the “Transfer Agent Agreements”).  Under the Transfer Agent Agreements, the Transfer Agent has agreed to issue and redeem shares of each Fund, make dividend and other distributions to shareholders of each Fund, respond to correspondence by Fund shareholders and others relating to its duties, maintain shareholder accounts and make periodic reports to the Funds.

U.S. Bank, National Association (the “Custodian”), Custody Operations, 1555 N. RiverCenter Drive, Suite 302, Milwaukee, WI  53212, serves as custodian for the Funds pursuant to separate Custodian Agreements with HMFI, HFT, HSFT and HFI (collectively, the “Custodian Agreements”).  The Custodian and the Administrator are affiliates of each other.  Under the Custodian Agreements, the Custodian will be responsible for, among other things, receipt of and disbursement of funds from the Funds’ accounts, establishment of segregated accounts as necessary, and transfer, exchange and delivery of Fund portfolio securities.

THE DISTRIBUTOR.  Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin 53202 serves as the distributor for the Funds pursuant to separate Distribution Agreements with HMFI, HFT, HSFT and HFI (collectively, the “Distribution Agreements”).  The Distributor and the Administrator are affiliates of each other.  Under the Distribution Agreements, the Distributor provides, on a best efforts basis and without compensation from HMFI, HSFT and HFT, distribution-related services to each Fund in connection with the continuous offering of the Funds’ shares.

HFI has adopted a Service and Distribution Plan (the “Plan”) for the benefit of the Total Return Fund and Balanced Fund in anticipation that these Funds will benefit from the Plan through increased sales of their shares, thereby reducing each of these Fund’s expense ratio and providing an asset size that allows the Manager greater flexibility in management.  The Plan authorizes payments by the Total Return Fund and Balanced Fund in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors of HFI, of up to 0.15% of each of these Fund’s average daily net assets.  Payments made pursuant to the Plan may only be used to pay distribution expenses actually incurred.  Amounts paid under the Plan by the Total Return Fund and Balanced Fund may be spent on any activities or expenses primarily intended to result in the sale of shares of these Funds, including, but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature.  The Plan permits the Total Return Fund and Balanced Fund to employ a distributor of their shares, in which event payments under the Plan may be made to the distributor and may be spent by the distributor on any activities or expenses primarily intended to result in the sale of shares of each of these Funds, including, but not limited to, compensation to, and expenses (including overhead and telephone expenses) of, employees of the distributor who engage in or support distribution of the shares of each of these Funds, printing of prospectuses and reports for other than existing shareholders, advertising and preparation and distribution of sales literature.  Allocation of overhead (rent, utilities, etc.) and salaries will be based on the percentage of utilization, and time devoted to, distribution activities.

During the fiscal year ended October 31, 2010, the Total Return Fund incurred distribution costs of $84,456 under the Plan.  The entire amount was spent on advertising. During the fiscal year ended October 31, 2010, the Balanced Fund incurred distribution costs of $18,166 under the Plan.  The entire amount was spent on advertising.

The Plan may be terminated by HFI at any time by a vote of the directors of HFI who are not interested persons of HFI and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the “Rule 12b-1 Directors”) or by a vote of a majority of the outstanding shares of the Fund.  Messrs. Doyle, DeSousa and Richardson are currently the Rule 12b-1 Directors.  Any change in the Plan that would materially increase the distribution expenses of the Total Return Fund or Balanced Fund provided for in the Plan requires approval of the shareholders of each of these Funds and the Board of Directors, including the Rule 12b-1 Directors.  While the Plan is in effect, the selection and nomination of directors who are not interested persons of HFI will be committed to the discretion of the directors of HFI who are not interested persons of HFI.  The Board of Directors of HFI must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the Distributor or the officers of HFI.  The Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Directors of HFI, including the Rule 12b-1 Directors.

CODE OF ETHICS.  HMFI, HFT, HSFT, HFI and the Manager have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act.  This Code of Ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Hennessy Funds, provided that with respect to purchases or sales of common stock of issuers in the DJIA, the number of shares purchased or sold of any one issuer on any day does not exceed 5,000 shares.  This Code of Ethics, with certain exceptions, generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by a Fund or is being purchased or sold by a Fund.

PROXY VOTING POLICY.  The Funds’ proxy voting policy with respect to voting proxies relating to the securities held in a Fund’s portfolio follows the so-called “Wall Street Rule”.  The Wall Street Rule causes the Funds to either vote as management recommends or to sell the stock prior to the shareholder proxy meeting or vote.  The Funds’ Board of Directors/Trustees believe that following the “Wall Street Rule” is consistent with the economic best interests of the shareholders.  The Funds employ formula based investment strategies requiring that securities be held for a period of one year and then sold to affect a rebalancing of the investment portfolios.  The “Wall Street Rule” proxy voting policy is consistent with these investment strategies.

There may be instances where the interests of the Funds’ investment adviser may conflict or appear to conflict with the interests of the Funds.  In such instances the Funds’ investment adviser will disclose the conflict to the Funds’ Directors/Trustees who are not “interested” persons of the Funds (referred to as “independent Directors/Trustees”) prior to the vote.  In such situations the Funds will vote proxies in accordance with the “Wall Street Rule” unless the independent Directors/Trustees determine that it is in the economic best interests of the shareholders to vote otherwise.

Information on how the Funds voted proxies during the most recent 12-month period ended June 30 is available on the Funds’ website at http://www.hennessyfunds.com or the website of the SEC at http://www.sec.gov.

PORTFOLIO TRANSACTIONS

Subject to policies established by the Board of Directors/Trustees, the Manager is responsible for the execution of Fund transactions and the allocation of brokerage transactions for the respective Funds.  As a general matter in executing Fund transactions, the Manager may employ or deal with such brokers or dealers that may, in the Manager’s best judgment, provide prompt and reliable execution of the transaction at favorable security prices and reasonable commission rates.  In selecting brokers or dealers, the Manager will consider all relevant factors, including the price (including the applicable brokerage commission or dealer spread), size of the order, nature of the market for the security, timing of the transaction, the reputation, experience and financial stability of the broker-dealer, the quality of service, difficulty of execution and operational facilities of the firm involved and in the case of securities, the firm’s risk in positioning a block of securities.  Prices paid to dealers in principal transactions through which most debt securities and some equity securities are traded generally include a spread, which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at that time.  Each Fund that invests in securities traded in the over-the-counter markets may engage in transactions with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker.  A Fund has no obligation to deal with any broker or group of brokers in the execution of Fund transactions.

The Manager may select broker-dealers that provide it with research services and may cause a Fund to pay such broker-dealers commissions that exceed those that other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer.  Research services furnished by brokers through which a Fund effects securities transactions may be used by the Manager in advising other funds or accounts and, conversely, research services furnished to the Manager by brokers in connection with other funds or accounts the Manager advises may be used by the Manager in advising a Fund.  Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Agreement.  The Funds may purchase and sell Fund portfolio securities to and from dealers who provide the Fund with research services.  Fund transactions will not be directed to dealers solely on the basis of research services provided.

Investment decisions for each Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing considerations for the various accounts.  However, the same investment decision may be made for a Fund and one or more of such accounts.  In such cases, simultaneous transactions are inevitable.  Purchases or sales are then allocated between the Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s).  Although in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

The Cornerstone Growth Fund, the Cornerstone Growth Fund II , the Focus 30 Fund, the Cornerstone Value Fund, the Total Return Fund and the Balanced Fund paid the following amounts in portfolio brokerage commissions during the fiscal years ended October 31, 2010, 2009 and 2008 :

Fund	Fiscal Year Ended	Brokerage Commissions Paid	Transactions for which Brokerage Commissions Were Paid
Cornerstone Growth Fund	October 31, 2010	$1,074,045	$492,425,300
	October 31, 2009	$1,052,770	$615,923,267
	October 31, 2008	$2,154,780	$1,586,286,279

Cornerstone Growth Fund II	October 31, 2010	$136,383	$62,305,075
	October 31, 2009	$167,408	$64,828,506
	October 31, 2008	$312,385	$165,489,778

Focus 30 Fund	October 31, 2010	$395,233	$308,480,264
	October 31, 2009	$513,116	$335,141,908
	October 31, 2008	$683,507	$610,671,054

Cornerstone Value Fund	October 31, 2010	$390,542	$281,560,080
	October 31, 2009	$352,302	$142,181,520
	October 31, 2008	$238,326	$ 185,584,077

Total Return Fund	October 31, 2010	$21,138	$34,813,451
	October 31, 2009	$33,613	$30,973,424
	October 31, 2008	$22,593	$31,046,995

Balanced Fund	October 31, 2010	$5,400	$7,570,612
	October 31, 2009	$6,649	$5,400,804
	October 31, 2008	$3,092	$8,884,947

Of the brokerage commissions paid by the Cornerstone Growth Fund for the fiscal year ended October 31, 2010, $105,426 in portfolio brokerage commissions on transactions totaling $43,774,856 were paid to brokers that provided research services to the Fund.

Of the brokerage commissions paid by the Focus 30 Fund for the fiscal year ended October 31, 2010 $140,920 in portfolio brokerage commissions on transactions totaling $63,672,149 were paid to brokers that provided research services to the Fund.

Of the brokerage commissions paid by the Cornerstone Value Fund for the fiscal year ended October 31, 2010, $13,906 in portfolio brokerage commissions on transactions totaling $11,015,021 were paid to brokers that provided research services to the Fund.

None of the brokerage commissions paid by the Total Return Fund for the fiscal year ended October 31, 2010 were paid to brokers that provided research services to the Fund.

None of the brokerage commissions paid by the Balanced Fund for the fiscal year ended October 31, 2010 were paid to brokers that provided research services to the Fund.

Of the brokerage commissions paid by the Cornerstone Growth Fund II for the fiscal year ended October 31, 2010, $32,920 in portfolio brokerage commissions on transactions totaling $19,488,671 were paid to brokers that provided research services to the Fund.

The Cornerstone Large Growth Fund paid the following amounts in portfolio brokerage commissions during the fiscal year ended October 31, 2010, the period of October 1, 2009 through October 31, 2009 and the fiscal year ended September 30, 2009:

Fund	Fiscal Year/ Period Ended	Brokerage Commissions Paid	Transactions for which Brokerage Commissions Were Paid
Cornerstone Large Growth Fund	October 31, 2010	$105,684	$123,579,040
	One Month Ended October 31, 2009	$1,418	$2,930,408
	March 20 to September 30, 2009	$126,300	$99,592,490

None of the brokerage commissions paid by the Cornerstone Large Growth Fund for the period ended October 31, 2010 were paid to brokers that provided research services to the Fund.  The Cornerstone Large Growth Fund commenced operations March 20 , 2009.

PORTFOLIO TURNOVER.  The Funds will generally hold securities for approximately one year irrespective of investment performance.  Securities held less than one year may be sold to fund redemption requests.  For reporting purposes, a Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.  In determining such portfolio turnover, securities with maturities at the time of acquisition of one year or less are excluded.  The Manager will adjust a Fund’s assets as it deems advisable, and portfolio turnover will not be a limiting factor should the Manager deem it advisable for a Fund to purchase or sell securities.

High portfolio turnover (100% or more) involves correspondingly greater brokerage commissions, other transaction costs, and a possible increase in short-term capital gains or losses.  See “VALUATION OF SHARES” and “ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES” below.

DISCLOSURE OF PORTFOLIO HOLDINGS

POLICY.  The Board of Directors/Trustees of the Hennessy Funds has adopted the following policies regarding the disclosure of the portfolio holdings of the Funds:

The portfolio holdings information of the Funds are not released to individual investors, institutional investors, intermediaries that distribute the Funds’ shares, rating and ranking organizations, or affiliated persons of the Funds or non-regulatory agencies except that:

(1)           A Fund will release holdings information for its portfolio quarterly to various rating and ranking services, including, but not limited to, Morningstar, Lipper, Standard and Poor’s, and Bloomberg.  The release of such information will usually be completed by U.S. Bancorp Fund Services as authorized by an officer of the Fund.  The holdings information released to such services will be as of the last day of the quarter.  This release of information is delivered by magnetic media or transmission and is generally released between the 15th and 20th calendar day following a calendar quarter end.

(2)           By virtue of their duties and responsibilities, the Transfer Agent, Custodian and Administrator of the Hennessy Funds (all third-party service providers) and the Manager will have daily regular access to the portfolio holdings information of the Funds.  The Transfer Agent will not release the portfolio holdings information of the Funds to anyone without the written authorization of an officer of the Hennessy Funds.

(3)           For the purposes of the trading of portfolio securities, the Manager may from time to time provide brokers with trade lists that may reflect, in part or in total, the portfolio holdings of a Fund.  The provision of such trade lists will be subject to customary broker confidentiality agreements and trading restrictions.

(4)           A Fund will release portfolio holdings information in its annual and semi-annual reports on SEC Form N-Q, on Form 13F and as requested or required by law to any governing or regulatory agency of the Fund.

(5)           An officer of a Fund may, subject to confidentiality agreements and trading restrictions, authorize the release of portfolio holdings information for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Manager or to a newly hired investment adviser or sub-advisor.

(6)           On the 4th business day following each calendar quarter-end a Fund may publicly release the names, percentages of Fund assets, and sector weightings of all of the assets in the Fund’s portfolio.  This information will be as of the last day of the calendar quarter-end and may be released in print, via the Fund’s web site, or in other forms as requested by the public.

(7)           The Chief Compliance Officer of the Hennessy Funds may authorize the release of portfolio holding information on an exception basis provided that (a) the Chief Compliance Officer determines that such a release would be helpful to the shareholders of a Fund; (b) the holdings are released as of the end of a calendar month; (c) the holdings are not released until five calendar days after the end of the month; and (d) the exceptional release is reported to the Board of Directors/Trustees.

Under no circumstances shall the Hennessy Funds, the Manager or any officers, trustees or employees of the Funds or the Manager receive any compensation for the disclosure of portfolio holdings information.

There may be instances where the interests of a Fund’s shareholders respecting the disclosure of information about portfolio securities may conflict or appear to conflict with the interests of the Fund’s investment adviser, any principal underwriter for the Fund or an affiliated person of the Fund (including such affiliated person’s investment adviser or principal underwriter).  In such situations, the conflict must be disclosed to the Board of Directors/Trustees, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

The above policies may not be modified without approval of the Board of Directors/Trustees.

PROCEDURE.  Each year, the Hennessy Funds send a written authorization to the Transfer Agent authorizing the Transfer Agent to provide rating and ranking services with the quarterly portfolio information of the Funds.  The Transfer Agent releases such information to the rating and ranking services between the 5th and 10th of each month following a calendar quarter end.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

You may purchase and redeem shares of each Fund on each day that the New York Stock Exchange, Inc. (“NYSE”) is open for trading (“Business Day”).  Currently, the NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Additionally, when any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.  The NYSE may also be closed on national days of mourning.  Purchases and redemptions of the shares of each Fund are effected at their respective net asset values per share determined as of the close of the NYSE (normally 4:00 p.m., Eastern time) on that Business Day.  The time at which the transactions are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m., Eastern time.

The Hennessy Funds may suspend redemption privileges of shares of any Fund or postpone the date of payment during any period (i) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC; (ii) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Hennessy Funds to dispose of securities owned by them or to determine fairly the value of their assets; or (iii) as the SEC may otherwise permit.  The redemption price may be more or less than the shareholder’s cost, depending on the market value of the relevant Fund’s securities at the time.

The Hennessy Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  The Hennessy Funds use some or all of the following procedures to process telephone redemptions:  (i) requesting a shareholder to correctly state some or all of the following information:  account number, name(s), social security number registered to the account, personal identification, banking institution, bank account number and the name in which the bank account is registered; (ii) recording all telephone transactions; and (iii) sending written confirmation of each transaction to the registered owner.

The payment of the redemption price may be made in money or in kind, or partly in money and partly in kind, as determined by the Directors/Trustees.  However, each Fund (other than Cornerstone Growth Fund II) has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in money up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.  While the Rule is in effect, such election may not be revoked without the approval of the SEC.  It is contemplated that if the Fund should redeem in kind, securities distributed would be valued as described below under “VALUATION OF SHARES,” and investors would incur brokerage commissions in disposing of such securities.  If a Fund redeems in kind, the Fund will not distribute depository receipts representing foreign securities.

ABANDONED PROPERTY

It is important that the Funds maintain a correct address for each investor.  An incorrect address may cause an investor's account statements and other mailings to be returned to the Funds.  Upon receiving returned mail, the Funds will attempt to locate the investor or rightful owner of the account.  If the Funds are unable to locate the investor, then they will determine whether the investor's account has legally been abandoned.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements.  The investor's last known address of record determines which state has jurisdiction.

VALUATION OF SHARES

The net asset value for the shares of each Fund normally will be determined on each day the NYSE is open for trading.  The net assets of each Fund are valued as of the close of the NYSE (normally 4:00 p.m., Eastern time) on each Business Day.  Each Fund’s net asset value per share is calculated separately.

For each Fund, the net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets, less its liabilities, by the number of outstanding shares of the Fund, and adjusting the result to the nearest full cent.  Securities listed on the NYSE, American Stock Exchange, now known as NYSE AMEX Equities, or other national exchanges (other than The NASDAQ Stock Market) are valued at the last sale price on the date of valuation, and securities that are traded on The NASDAQ Stock Market are valued at the Nasdaq Official Closing Price on the date of valuation.  Bonds and other fixed-income securities are valued using market quotations provided by dealers, and also may be valued on the basis of prices provided by pricing services when the Board of Directors/Trustees believes that such prices reflect the fair market value of such securities.  If there is no sale in a particular security on such day, it is valued at the mean between the bid and ask prices.  Other securities, to the extent that market quotations are readily available, are valued at market value in accordance with procedures established by the Board of Directors/Trustees.  Any other securities and other assets for which market quotations are not readily available are valued in good faith in a manner determined by the Board of Directors/Trustees best to reflect their full value.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES

The Funds intend to continue to qualify for the special tax treatment afforded regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”).  As long as a Fund so qualifies, the Fund will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders.  If a Fund fails to qualify as a RIC in any fiscal year, it will be treated as a corporation for federal income tax purposes.  As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.  Shareholders of a Fund that did not qualify as a RIC would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities.  Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund.

To qualify as a RIC, a Fund must, among other things: (1) derive in each taxable year (the “gross income test”) at least 90% of its gross income from (a) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies, and (b) net income from interests in “qualified publicly traded partnerships” (“QPTPs”) (as defined in the Code); (2) diversify its holdings (the “asset diversification test”) so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of a single issuer, two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses or one or more QPTPs; and (3) distribute with respect to each taxable year at least 90% of the sum of the Fund’s investment company taxable income (determined without regard to the dividends paid deduction) and net tax-exempt interest income, if any, for such year.

Pursuant to the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), a RIC that fails the gross income test for a taxable year shall nevertheless be considered to have satisfied the test for such year if (1) the RIC satisfies certain procedural requirements, and (2) the RIC’s failure to satisfy the gross income test is due to reasonable cause and not due to willful neglect.  However, in such case, a tax is imposed on the RIC for the taxable year in which, absent the application of the above cure provision, it would have failed the gross income test equal to the amount by which (a) the RIC’s non-qualifying gross income exceeds (b) one-ninth of the RIC’s qualifying gross income, each as determined for purposes of applying the gross income test for such year.

Also pursuant to the Modernization Act, a RIC that fails the asset diversification test as of the end of a quarter shall nevertheless be considered to have satisfied the test as of the end of such quarter in the following circumstances.  If the RIC’s failure to satisfy the asset diversification test at the end of the quarter is due to the ownership of assets the total value of which does not exceed the lesser of (1) one percent of the total value of the RIC’s assets at the end of such quarter and (2) $10,000,000 (a “de minimis failure”), the RIC shall be considered to have satisfied the asset diversification test as of the end of such quarter if, within six months of the last day of the quarter in which the RIC identifies that it failed the asset diversification test (or such other prescribed time period), the RIC either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test.

In the case of a failure to satisfy the asset diversification test at the end of a quarter under circumstances that do not constitute a de minimis failure, a RIC shall nevertheless be considered to have satisfied the asset diversification test as of the end of such quarter if (1) the RIC satisfies certain procedural requirements; (2) the RIC’s failure to satisfy the asset diversification test is due to reasonable cause and not due to willful neglect; and (3) within six months of the last day of the quarter in which the RIC identifies that it failed the asset diversification test (or such other prescribed time period), the RIC either disposes of the assets that caused the asset diversification failure, or otherwise satisfies the asset diversification test.  However, in such case, a tax is imposed on the RIC, at the current rate of 35%, on the net income generated by the assets that caused the RIC to fail the asset diversification test during the period for which the asset diversification test was not met.  In all events, however, such tax will not be less than $50,000.

Each Fund intends to distribute substantially all of its net investment income and net capital gains each fiscal year.  Dividends paid by a Fund from its ordinary income or from an excess of net realized short-term capital gains over net long-term capital losses (together referred to hereafter as “ordinary income dividends”) are taxable to shareholders as ordinary income.  (Note that a portion of a Fund’s dividends may be taxable to investors at the lower rate applicable to dividend income.)  Distributions made from a Fund’s net realized capital gains are taxable to shareholders as capital gains, regardless of the length of time the shareholder has owned Fund shares.  Not later than 60 days after the close of its taxable year, each Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends.  Distributions in excess of a Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).

The determination of whether a distribution is from capital gains is generally made taking into account available net capital loss carryforwards, if any.  Under the Modernization Act, if a RIC has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, that portion of the RIC’s net capital loss consisting of the excess (if any) of the RIC’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the RIC’s next taxable year, and that portion of the RIC’s net capital loss consisting of the excess (if any) of the RIC’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the RIC’s next taxable year.  Any such capital losses of a RIC may be carried forward to succeeding taxable years of the RIC without limitation.  Net capital loss carryforwards of a RIC arising in taxable years of the RIC beginning on or before December 22, 2010 (the date of enactment of the Modernization Act) may be applied against any net realized capital gains of the RIC in each succeeding year, or until their respective expiration dates, whichever is first.

At October 31, 2010, the Cornerstone Growth Fund had tax basis capital losses of $277,999,856, to offset future capital gains. Of such losses, $100,898,505 expire October 31, 2016 and $177,101,351 expire October 31, 2017.

At October 31, 2010, the Cornerstone Growth II Fund had tax basis capital losses of $54,289,903, to offset future capital gains. Of such losses, $29,176,218 expire October 31, 2016 and $25,113,685 expire October 31, 2017.

At October 31, 2010, the Focus 30 Fund had tax basis capital losses of $65,439,669, to offset future capital gains. Of such losses, $24,304,531 expire October 31, 2016 and $41,135,138 expire October 31, 2017.

At October 31, 2010, the Cornerstone Large Growth Fund had no tax basis capital losses to offset future capital gains.

At October 31, 2010, the Cornerstone Value Fund had tax basis capital losses of $57,519,849, to offset future capital gains. Of such losses, $712,595 expire October 31, 2011 and $56,807,254 expire on October 31, 2017.

At October 31, 2010, the Total Return Fund had tax basis capital losses of $13,616,778, which may be carried over to offset future capital gains. Of such $13,616,778 expire October 31, 2017.

At October 31, 2010, the Balanced Fund had tax basis capital losses of $2,257,478, to offset future capital gains. Of such losses, $2,257,478 expire October 31, 2017.

Dividends are taxable to shareholders even though they are reinvested in additional shares of a Fund.  A portion of the ordinary income dividends paid by the Funds may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met.  If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

Redemptions and exchanges of a Fund’s shares are taxable events, and, accordingly, shareholders may realize gains or losses on such events.  (However, a conversion from Original Class shares to Institutional Class shares or from Institutional Class shares to Original Class shares in the same Fund is not a taxable transaction.)  A loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss upon the sale or exchange of Fund shares held for six months or less, which is now disallowed, will be treated as long-

term capital loss to the extent of any capital gains distributions received by the shareholder with respect to such shares.

Under certain provisions of the Code, some shareholders may be subject to a 28% withholding tax on reportable dividends, capital gains distributions and redemption payments (“backup withholding”).  Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Hennessy Funds or who, to the knowledge of the Hennessy Funds, have furnished an incorrect number.  When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect, and does not address the state and local tax, or estate or inheritance tax, consequences of an investment in a Fund.  For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder.  The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state, local or foreign taxes or estate or inheritance tax.  Foreign investors should consider applicable foreign taxes in their evaluation of an investment in a Fund.

DESCRIPTION OF SECURITIES RATINGS

Each of the Funds may invest in commercial paper and commercial paper master notes rated A-1 or A-2 by Standard & Poor’s or Prime-1 or Prime-2 by Moody’s.

Standard & Poor’s Commercial Paper Ratings.  A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.  Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest.  These categories are as follows:

A-1.  the highest category indicates that the degree of safety regarding timely payment is strong.  Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issuers designated “A-1”.

A-3.  Issues carrying this designation have adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying a higher designation.

Moody’s Short-Term Debt Ratings.  Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations that have an original maturity not exceeding one year.  Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1.  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

●	Leading market positions in well-established industries.

●	High rates of return on funds employed.

●	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

●	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

●	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3.  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market composition may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

ANTI-MONEY LAUNDERING PROGRAM

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Funds’ Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  No Fund will transact business with any person or entity whose identity cannot be adequately verified under the provision of the USA PATRIOT Act.

As a result of the Program, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a governmental agency.

OTHER INFORMATION

DESCRIPTION OF SHARES.  All Funds Other Than Cornerstone Growth Fund II and Cornerstone Large Growth Fund.  Each of the Cornerstone Growth Fund, the Focus 30 Fund and the Cornerstone Value Fund is authorized to issue 25 billion shares of a single class, par value $0.0001 per share.  Each of the Total Return Fund and the Balanced Fund is authorized to issue 100 million shares of a single class, par value $0.0001 per share.

Each of the Cornerstone Growth Fund, the Focus 30 Fund and the Cornerstone Value Fund offers two classes of shares, Original Class shares and Institutional Class shares.

The Articles of Incorporation of HFMI and HFI authorize the Board of Directors to classify and reclassify any and all shares that are then unissued into any number of classes, each class consisting of such number of shares and having such designations, powers, preferences, rights, qualifications, limitations and restrictions, as shall be determined by the Board, subject to the 1940 Act and other applicable law, provided that the authorized shares of any class shall not be decreased below the number then outstanding and the authorized shares of all classes shall not exceed the amount set forth in the Articles of Incorporation, as in effect from time to time.

The Original Class shares and Institutional Class shares represent an interest in the same assets of the applicable Fund, have the same rights and are identical in all material respects except that (1) Original Class shares bear annual service fees and Institutional Class shares are not subject to such fees; (2) Institutional Class shares are available only to shareholders who invest directly in a Fund, or who invest through a broker-dealer, financial institution or servicing agent that does not receive a service fee from the Fund, or the Manager; and (3) that the Board of Directors may elect to have certain expenses specific to the Original Class shares or Institutional Class shares be borne solely by the Class to which such expenses are attributable, but any expenses not specifically allocated to the Original Class shares or Institutional Class shares shall be allocated to each such Class on the basis of the net asset value of that Class in relation to the net asset value of the Fund.

Cornerstone Growth Fund II and Cornerstone Large Growth Fund.  The Cornerstone Growth Fund II and Cornerstone Large Growth Fund authorized capital consists of an unlimited number of shares of beneficial interest, having no par value (the “Shares”).  Shareholders are entitled:  (i) to one vote per full Share; (ii) to such distributions as may be declared by the Trustees out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution.  There are no conversion or sinking fund provisions applicable to the Shares, and the holders have no preemptive rights and may not cumulate their votes in the election of Trustees.  Consequently, the holders of more than 50% of the Shares voting for the election of Trustees can elect all the Trustees, and in such event, the holders of the remaining Shares voting for the election of Trustees will not be able to elect any persons as Trustees.  As indicated above, the Cornerstone Growth Fund II and the Cornerstone Large Growth Fund do not anticipate holding an annual meeting in any year in which the election of Trustees is not required to be acted on by shareholders under the 1940 Act.

The Shares are redeemable and are transferable.  All Shares issued and sold by the Cornerstone Growth Fund II and the Cornerstone Large Growth Fund will be fully paid and nonassessable.  Fractional Shares entitle the holder of the same rights as whole Shares.

Pursuant to the Trust Instrument, the Trustees may establish and designate one or more separate and distinct series of Shares, each of which shall be authorized to issue an unlimited number of Shares.  In addition, the Trustees may, without obtaining any prior authorization or vote of shareholders, redesignate or reclassify any issued Shares of any series.  In the event that more than one series is established, each Share outstanding, regardless of series, would still entitle its holder to one vote.  As a general matter, Shares would be voted in the aggregate and not by series, except where class voting would be required by the 1940 Act (e.g., change in investment policy or approval of an investment advisory agreement).  All consideration received from the sale of Shares of any series, together with all income, earnings, profits and proceeds thereof, would belong to that series and would be charged with the liabilities in respect of that series and of that series’ share of the general liabilities of the Cornerstone Growth Fund II or the Cornerstone Large Growth Fund, as the case may be, in the proportion that the total net assets of the series bear to the total net assets of all series.  The net asset value of a Share of any series would be based on the assets belonging to that series less the liabilities charged to that series, and dividends could be paid on Shares of any series only out of lawfully available assets belonging to that series.  In the event of liquidation or dissolution of the Cornerstone Growth Fund II or the Cornerstone Large Growth Fund, the shareholders of each series would be entitled, out of the assets of the Cornerstone Growth Fund II or the Cornerstone Large Growth Fund, as applicable, available for distribution, to the assets belonging to that series.

The Cornerstone Growth Fund II and the Cornerstone Large Growth Fund each offer two classes of Shares, Original Class Shares and Institutional Class Shares.  The Original Class Shares and Institutional Class Shares represent an interest in the same assets of a Fund, have the same rights and are identical in all material respects except that (1) Original Class Shares bear annual service fees and Institutional Class Shares are not subject to such fees; (2) Institutional Class Shares are available only to shareholders who invest directly in a Fund, or who invest through a broker-dealer, financial institution or servicing agent that does not receive a service fee from the Fund, or the Manager; and (3) that the Board of Trustees may elect to have certain expenses specific to the Original Class Shares or Institutional Class Shares be borne solely by the Class to which such expenses are attributable, but any expenses not specifically allocated to the Original Class Shares or Institutional Class Shares shall be allocated to each such Class on the basis of the net asset value of that Class in relation to the net asset value of the applicable Fund.

The Trust Instrument contains an express disclaimer of shareholder liability for its acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Cornerstone Growth Fund II, the Cornerstone Large Growth Fund or its Trustees.  The Trust Instrument provides for indemnification and reimbursement of expenses out of the Cornerstone Growth Fund II’s or the Cornerstone Large Growth Fund’s property, as applicable, for any shareholder held personally liable for its obligations.  The Trust Instrument also provides that the Cornerstone Growth Fund II or the Cornerstone Large Growth Fund, as the case may be, shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the applicable Fund and satisfy any judgment thereon.

The Trust Instrument further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Trust Instrument protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

SHAREHOLDER MEETINGS.  All Funds Other Than Cornerstone Growth Fund II and Cornerstone Large Growth Fund.  Shareholders of HFMI and HFI are entitled to one vote for each full share held and fractional votes for fractional shares held on certain Fund matters, including the election of directors, changes in fundamental policies, or approval of changes in the Management Agreements, irrespective of the series thereof, and (except as set forth below) all shares of all series shall vote together as a single class.  All shares of all series will not vote together as a single class as to matters with respect to which a separate vote of any series is required by the 1940 Act, or any rules, regulations or orders issued thereunder, or by the Maryland General Corporation Law.  In the event that such separate vote requirement applies with respect to one or more series, then the shares of all other series not entitled to a separate class vote shall vote as a single class, provided that, as to any matter that does not affect the interest of a particular series, such series shall not be entitled to vote.  Voting rights are not cumulative, so that holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of HFMI and HFI, in which event the holders of the remaining shares are unable to elect any person as a director.

Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund’s capital gain distributions.  In the event of the liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

The Funds are not required to hold annual meetings of shareholders and do not intend to do so except when certain matters, such as a change in a Fund’s fundamental policies, are to be decided.  In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish for the purpose of voting on the removal of any Fund director.

Cornerstone Growth Fund II and Cornerstone Large Growth Fund.  It is contemplated that HFT will not hold an annual meeting of shareholders in any year in which the election of Trustees is not required to be acted on by shareholders under the 1940 Act.  HFT’s Trust Instrument and Bylaws also contain procedures for the removal of Trustees by the HFT’s shareholders.  At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of at least two-thirds of the outstanding shares, remove any Trustee or Trustees.

Upon the written request of the holders of shares entitled to not less than 10% of all the votes entitled to be cast at such meeting, the Secretary of HFT shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Trustee.  Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the total outstanding shares, whichever is less, shall apply to HFT’s Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of HFT; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them.  If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

REGISTRATION STATEMENT.  This SAI and the Fund Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Fund Prospectus.  The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in this SAI and the Fund Prospectus as to the contents of any contract or other document are not complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this SAI and the Fund Prospectus form a part, each such statement being qualified in all respects by such reference.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.  The law firm of Foley & Lardner LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-5306, serves as counsel to the Funds.  KPMG LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm to the Funds.

The following financial statements included in the Annual Report, dated October 31, 2010 , of The Hennessy Mutual Funds, Inc. (File No. 811-07695), Hennessy Funds Trust (File No. 811-07168) and The Hennessy Funds, Inc. (File No. 811-07493), as filed with the Securities and Exchange Commission on January 6, 2010, are incorporated by reference into this Statement of Additional Information:

●	Statements of Assets and Liabilities
●	Statements of Operations
●	Statement of Cash Flows (Total Return Fund only)
●	Statements of Changes in Net Assets
●	Financial Highlights
●	Schedules of Investments
●	Notes to the Financial Statements
●	Report of Independent Registered Public Accounting Firm

PART C

OTHER INFORMATION

Item 28.	Exhibits.

(a)(1)	Articles of Incorporation, as supplemented. (4)
(a)(2)	Articles of Amendment. (5)
(b)	Bylaws. (8)
(c)	None.
(d)(1)	Investment Advisory Agreement with The Hennessy Management Co., L.P. (now known as Hennessy Advisors, Inc.) relating to the Hennessy Balanced Fund. (3)
(d)(2)
Investment Advisory Agreement with The Hennessy Management Co., L.P. (now known as Hennessy Advisors, Inc.) relating to the Hennessy Leveraged Dogs Fund (now known as the Hennessy Total Return Fund). (2)

(e)	None.
(f)	None.
(g)	Custodian Agreement with U.S. Bank, N.A. (7)
(h)(1)	Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC. (7)
(h)(2)	Transfer Agent Agreement with U.S. Bancorp Fund Services, LLC. (7)
(h)(3)	Fund Accounting Servicing Agreement with Firstar Trust Company (predecessor to Firstar Mutual Fund Services, LLC) (now know as U.S. Bancorp Fund Services, LLC). (1)
(h)(4)	Power of Attorney. (6)
(i)	Opinion of Foley & Lardner LLP.
(j)	Consent of KPMG LLP.
(k)	None.
(l)	Subscription Agreement. (1)
(m)(1)	Service and Distribution Plan. (3)
(m)(2)	Distribution Agreement with Quasar Distributors, LLC. (7)
(n)	None.

(p)	Code of Ethics of The Hennessy Funds, Inc., Hennessy Mutual Funds, Inc., Hennessy Funds Trust and Hennessy Advisors, Inc. (9)
______________________
(1)
Previously filed as an exhibit to the Registration Statement and incorporated by reference thereto.  The Registration Statement was filed on January 16, 1996 and its accession number is 0000897069-96-000006.

(2)
Previously filed as an exhibit to Post-Effective Amendment No. 3 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 3 to the Registration Statement was filed on April 16, 1998 and its accession number is 0000897069-98-000230.

(3)
Previously filed as an exhibit to Post-Effective Amendment No. 4 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 4 to the Registration Statement was filed on October 30, 1998 and its accession number is 0000897069-98-000523.

(4)
Previously filed as an exhibit to Post-Effective Amendment No. 5 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 5 to the Registration Statement was filed on August 31, 1999 and its accession number is 0000897069-99-000448.

(5)
Previously filed as an exhibit to Post-Effective Amendment No. 8 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 8 to the Registration Statement was filed on October 20, 2002 and its accession number is 0000897069-02-000831.

(6)
Previously filed as an exhibit to Post-Effective Amendment No. 10 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 10 to the Registration Statement was filed on October 28, 2004 and its accession number is 0000897069-04-001852.

(7)
Previously filed as an exhibit to Post-Effective Amendment No. 13 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 13 to the Registration Statement was filed on February 28, 2006 and its accession number is 0000897069-06-000658.

(8)
Previously filed as an exhibit to Post-Effective Amendment No. 16 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 16 to the Registration Statement was filed on February 27, 2009 and its accession number is 0000950137-09-001369.

(9)
Previously filed as an exhibit to Post-Effective Amendment No. 18 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 18 to the Registration Statement was filed on February 1, 2010 and its accession number is 0000898531-10-000076.

Item 29.	Persons Controlled by or under Common Control with Registrant.

Registrant neither controls any person nor is under common control with any other person.

Item 30.	Indemnification.

Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant’s Board of Directors has adopted the following bylaw which is in full force and effect and has not been modified or cancelled:

Article VII

GENERAL PROVISIONS

Section 7.                      Indemnification.

A. The Corporation shall indemnify all of its corporate representatives against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action, suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation and with respect to any criminal proceeding, if he had no reasonable cause to believe his conduct was unlawful provided that the corporation shall not indemnify corporate representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and obligations involved in the conduct of his office, or when indemnification is otherwise not permitted by the Maryland General Corporation Law.

B. In the absence of an adjudication which expressly absolves the corporate representative, or in the event of a settlement, each corporate representative shall be indemnified hereunder only if there has been a reasonable determination based on a review of the facts that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in paragraph A.  Such determination shall be made:  (i) by the board of directors, by a majority vote of a quorum which consists of directors who were not parties to the action, suit or proceeding, or if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors, not, at the time, parties to the action, suit or proceeding and who were duly designated to act in the matter by the full board in which the designated directors who are parties to the action, suit or proceeding may participate; or (ii) by special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties to the action, suit or proceeding may participate.

C. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall create a rebuttable presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard to the duties and obligations involved in the conduct of his or her office, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

D. Expenses, including attorneys’ fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in Section 2-418(F) of the Maryland General Corporation Law upon receipt of:  (i) an undertaking by or on behalf of the corporate representative to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the corporation as authorized in this bylaw; and (ii) a written affirmation by the corporate representative of the corporate representative’s good faith belief that the standard of conduct necessary for indemnification by the corporation has been met.

E. The indemnification provided by this bylaw shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these bylaws, any agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person subject to the limitations imposed from time to time by the Investment Company Act of 1940, as amended.

F. This corporation shall have power to purchase and maintain insurance on behalf of any corporate representative against any liability asserted against him or her and incurred by him or her in such capacity or arising out of his or her status as such, whether or not the corporation would have the power to indemnify him or her against such liability under this bylaw provided that no insurance may be purchased or maintained to protect any corporate representative against liability for gross negligence, willful misfeasance, bad faith or reckless disregard of the duties and obligations involved in the conduct of his or her office.

G. “Corporate Representative” means an individual who is or was a director, officer, agent or employee of the corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position, is, was, or is threatened to be made, a party to a proceeding described herein.

Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser.

Incorporated by reference to pages 4 through 7 of the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 32.	Principal Underwriters.

(a.)	To the best of the Registrant’s knowledge, Quasar Distributors, LLC, the Registrant’s principal underwriter, also acts as a principal underwriter for the following other investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters’ Select Funds Trust
Artio Global Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Funds, Inc.	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund, Inc.
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
DoubleLine Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
Evermore Funds Trust	PineBridge Mutual Funds
First American Funds, Inc.	PRIMECAP Odyssey Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prospector Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund, Inc.	RBC Funds Trust
Guinness Atkinson Funds	SCS Financial Funds
Harding Loevner Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Funds Trust	TIFF Investment Program, Inc.
Hennessy Funds, Inc.	Trust for Professional Managers
Hennessy Mutual Funds, Inc.	USA Mutuals Funds
Hennessy SPARX Funds Trust	Wall Street Fund
Hotchkis and Wiley Funds	Wexford Trust
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds

(b.)	To the best of the Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(c.)	Quasar Distributors, LLC has not earned or received any commissions or other compensation, directly or indirectly, from the Fund.

Item 33.	Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant and Registrant’s Administrator as follows:  the documents required to be maintained by paragraphs (5) and (11) of Rule 31a-1(b) will be maintained by the Registrant; the documents required to be maintained by paragraphs (3) and (7) of Rule 31a-1(b) will be maintained by Registrant’s Custodian; and all other records will be maintained by Registrant’s Administrator.

Item 34.	Management Services.

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.	Undertakings.

Registrant undertakes to provide its Annual Report to Shareholders upon request without charge to each person to whom a prospectus is delivered.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Novato and State of California on the 28th day of February, 2011.

THE HENNESSY FUNDS, INC.
   (Registrant)

By:      /s/Neil J. Hennessy
Neil J. Hennessy
Chairman of the Board and
President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date
/s/Neil J. Hennessy Neil J. Hennessy	Chairman of the Board and President (Principal Executive Officer) and a Director	February 28, 2011
Robert T. Doyle*	Director	*
J. Dennis DeSousa*	Director	*
Gerald P. Richardson*	Director	*
/s/Teresa M. Nilsen Teresa M. Nilsen	Executive Vice President and Treasurer (Principal Financial and Accounting Officer)	February 28, 2011

*By:    /s/Neil J. Hennessy
Neil J. Hennessy
Attorney-in-fact
February 28, 2011

Signature Page

EXHIBIT INDEX

Exhibit No.	Description of Exhibit
(a)(1)	Articles of Incorporation, as supplemented.*
(a)(2)	Articles of Amendment.*
(b)	Bylaws. *
(c)	None.
(d)(1)	Investment Advisory Agreement with The Hennessy Management Co., L.P. (now known as Hennessy Advisors, Inc.) relating to the Hennessy Balanced Fund.*
(d)(2)	Investment Advisory Agreement with The Hennessy Management Co., L.P. (now known as Hennessy Advisors, Inc.) relating to the Hennessy Leveraged Dogs Fund (now known as the Hennessy Total Return Fund).*
(e)	None.
(f)	None.
(g)	Custodian Agreement with U.S. Bank, N.A.*
(h)(1)	Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC.*
(h)(2)	Transfer Agent Agreement with U.S. Bancorp Fund Services, LLC.*
(h)(3)	Fund Accounting Servicing Agreement with Firstar Trust Company (predecessor to Firstar Mutual Fund Services, LLC) (now know as U.S. Bancorp Fund Services, LLC).*
(h)(4)	Power of Attorney.*
(i)	Opinion of Foley & Lardner LLP.
(j)	Consent of KPMG LLP.
(k)	None.
(l)	Subscription Agreement.*
(m)(1)	Service and Distribution Plan.*
(m)(2)	Distribution Agreement with Quasar Distributors, LLC.*
(n)	None.
(p)	Code of Ethics of The Hennessy Funds, Inc., Hennessy Mutual Funds, Inc., Hennessy SPARX Funds Trust, Hennessy Funds Trust and Hennessy Advisors, Inc. *
__________________________________

*  Previously filed.